UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05576

Name of Fund:  BlackRock Global Allocation Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer BlackRock Global Allocation Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2026

Date of reporting period: 10/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Global Allocation Fund, Inc.

Class K Shares | MKLOX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings (equity investments)

Geographic allocation

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
3.1%
Microsoft Corp...
2.8
Apple, Inc...
2.7
Alphabet, Inc., Class C...
2.4
Amazon.com, Inc...
2.1
SPDR Gold Shares...
1.9
Broadcom, Inc...
1.4
Meta Platforms, Inc., Class A...
1.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.1
Eli Lilly & Co...
1.0
	Percent of Total InvestmentsFootnote Reference(b)
Country/Geographic Region	Long	Short	Total
United States...
	68.3%	-%	68.3%
United Kingdom...
	4.7	-	4.7
France...
	2.9	-	2.9
Canada...
	2.2	-	2.2
Netherlands...
	2.1	-	2.1
Italy...
	2.0	-	2.0
China...
	2.0	-	2.0
Japan...
	1.9	-	1.9
Germany...
	1.7	-	1.7
Ireland...
	1.5	-	1.5
OtherFootnote Reference(c)...
	10.7	-	10.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Class K Shares | MKLOX

Semi-Annual Shareholder Report — October 31, 2025

MKLOX-10/25-SAR

BlackRock Global Allocation Fund, Inc.

Class R Shares | MRLOX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$80	1.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings (equity investments)

Geographic allocation

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
3.1%
Microsoft Corp...
2.8
Apple, Inc...
2.7
Alphabet, Inc., Class C...
2.4
Amazon.com, Inc...
2.1
SPDR Gold Shares...
1.9
Broadcom, Inc...
1.4
Meta Platforms, Inc., Class A...
1.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.1
Eli Lilly & Co...
1.0
	Percent of Total InvestmentsFootnote Reference(b)
Country/Geographic Region	Long	Short	Total
United States...
	68.3%	-%	68.3%
United Kingdom...
	4.7	-	4.7
France...
	2.9	-	2.9
Canada...
	2.2	-	2.2
Netherlands...
	2.1	-	2.1
Italy...
	2.0	-	2.0
China...
	2.0	-	2.0
Japan...
	1.9	-	1.9
Germany...
	1.7	-	1.7
Ireland...
	1.5	-	1.5
OtherFootnote Reference(c)...
	10.7	-	10.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Class R Shares | MRLOX

Semi-Annual Shareholder Report — October 31, 2025

MRLOX-10/25-SAR

BlackRock Global Allocation Fund, Inc.

Institutional Shares | MALOX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings (equity investments)

Geographic allocation

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
3.1%
Microsoft Corp...
2.8
Apple, Inc...
2.7
Alphabet, Inc., Class C...
2.4
Amazon.com, Inc...
2.1
SPDR Gold Shares...
1.9
Broadcom, Inc...
1.4
Meta Platforms, Inc., Class A...
1.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.1
Eli Lilly & Co...
1.0
	Percent of Total InvestmentsFootnote Reference(b)
Country/Geographic Region	Long	Short	Total
United States...
	68.3%	-%	68.3%
United Kingdom...
	4.7	-	4.7
France...
	2.9	-	2.9
Canada...
	2.2	-	2.2
Netherlands...
	2.1	-	2.1
Italy...
	2.0	-	2.0
China...
	2.0	-	2.0
Japan...
	1.9	-	1.9
Germany...
	1.7	-	1.7
Ireland...
	1.5	-	1.5
OtherFootnote Reference(c)...
	10.7	-	10.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Institutional Shares | MALOX

Semi-Annual Shareholder Report — October 31, 2025

MALOX-10/25-SAR

BlackRock Global Allocation Fund, Inc.

Investor A Shares | MDLOX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$59	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings (equity investments)

Geographic allocation

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
3.1%
Microsoft Corp...
2.8
Apple, Inc...
2.7
Alphabet, Inc., Class C...
2.4
Amazon.com, Inc...
2.1
SPDR Gold Shares...
1.9
Broadcom, Inc...
1.4
Meta Platforms, Inc., Class A...
1.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.1
Eli Lilly & Co...
1.0
	Percent of Total InvestmentsFootnote Reference(b)
Country/Geographic Region	Long	Short	Total
United States...
	68.3%	-%	68.3%
United Kingdom...
	4.7	-	4.7
France...
	2.9	-	2.9
Canada...
	2.2	-	2.2
Netherlands...
	2.1	-	2.1
Italy...
	2.0	-	2.0
China...
	2.0	-	2.0
Japan...
	1.9	-	1.9
Germany...
	1.7	-	1.7
Ireland...
	1.5	-	1.5
OtherFootnote Reference(c)...
	10.7	-	10.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Investor A Shares | MDLOX

Semi-Annual Shareholder Report — October 31, 2025

MDLOX-10/25-SAR

BlackRock Global Allocation Fund, Inc.

Investor C Shares | MCLOX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$102	1.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$17,105,282,553
Number of Portfolio Holdings...
3,374
Portfolio Turnover Rate...
60%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings (equity investments)

Geographic allocation

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
3.1%
Microsoft Corp...
2.8
Apple, Inc...
2.7
Alphabet, Inc., Class C...
2.4
Amazon.com, Inc...
2.1
SPDR Gold Shares...
1.9
Broadcom, Inc...
1.4
Meta Platforms, Inc., Class A...
1.2
Taiwan Semiconductor Manufacturing Co. Ltd...
1.1
Eli Lilly & Co...
1.0
	Percent of Total InvestmentsFootnote Reference(b)
Country/Geographic Region	Long	Short	Total
United States...
	68.3%	-%	68.3%
United Kingdom...
	4.7	-	4.7
France...
	2.9	-	2.9
Canada...
	2.2	-	2.2
Netherlands...
	2.1	-	2.1
Italy...
	2.0	-	2.0
China...
	2.0	-	2.0
Japan...
	1.9	-	1.9
Germany...
	1.7	-	1.7
Ireland...
	1.5	-	1.5
OtherFootnote Reference(c)...
	10.7	-	10.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Fund, Inc.

Investor C Shares | MCLOX

Semi-Annual Shareholder Report — October 31, 2025

MCLOX-10/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Global Allocation Fund, Inc.

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
522 Funding CLO A Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%),
6.30%, 10/20/34 ............ USD 720 $ 720,868
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 4.94%,
04/20/37 ................. 2,600 2,597,586
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.26%, 07/22/37 ....... 730 733,872
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 5.13%, 02/15/38 ....... 750 750,945
Anchorage Capital CLO 7 Ltd., Series
2015-7A, Class AR3, (3-mo. CME
Term SOFR at 1.56% Floor +
1.56%), 5.42%, 04/28/37 ....... 250 250,744
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.42%,
12/17/29 ................. 5,880 5,879,555
Bain Capital Credit CLO Ltd., Series
2021-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.53%, 10/20/34 ....... 500 498,860
Battalion CLO VIII Ltd., Series 2015-
8A, Class A1R3, (3-mo. CME Term
SOFR at 0.90% Floor + 0.90%),
4.78%, 07/18/30 ............ 352 352,344
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
5.68%, 01/25/35 ............ 1,465 1,464,031
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.10%,
03/30/38 ................. 730 730,840
Benefit Street Partners CLO Ltd.,
Series 2015-6BR, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.06%, 04/20/38 ....... 1,000 1,000,076
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.30%, 01/15/35 ............ 730 730,446
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 5.72%, 10/22/30 ... 237 236,169
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 5.90%, 10/20/30 ... 465 463,548
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 5.67%, 07/15/31 ....... 1,495 1,492,083
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor +
2.01%), 5.87%, 07/25/34 ....... 625 624,737
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Canyon Capital CLO Ltd., Series 2016-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%),
6.07%, 07/15/31 ............ USD 250 $ 250,637
CarVal CLO IV Ltd., Series 2021-1A,
Class D1R, (3-mo. CME Term SOFR
at 2.85% Floor + 2.85%), 6.73%,
03/31/38 ................. 1,000 994,994
Cbam Ltd., Series 2018-7A, Class A,
(3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.25%, 07/20/31 . 68 68,145
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor +
1.36%), 5.24%, 07/17/31 ....... 113 113,184
CIFC Funding Ltd.
Series 2019-5A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.74%, 10/15/38 ... 800 801,206
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 5.82%, 07/15/36 ... 2,475 2,478,180
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.35%, 07/21/37 ... 700 702,548
Series 2025-1A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.01%, 04/23/38 ... 500 499,748
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.05%, 04/20/38 ............ 990 989,407
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 5.19%,
04/15/31 ................. 62 62,375
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 5.75%,
07/18/30 ................. 250 250,162
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.23%, 10/20/37 ... 400 400,965
Series 2019-2A, Class BRR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.58%, 10/20/37 ... 975 977,032
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.40%, 11/16/36 . 55 54,597
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 5.17%, 07/15/39 ....... 284 283,584
KKR CLO 17 Ltd., Series 17, Class AR,
(3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.25%, 04/15/34 . 500 500,201
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 5.00%, 04/23/38 ....... 730 729,584
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class B1R, (3-mo.
CME Term SOFR at 1.80% Floor +
1.80%), 5.66%, 07/23/37 ....... 250 250,499

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.43%, 04/15/37 ....... USD 750 $ 752,190
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 5.25%,
07/16/36 ................. 11 10,502
Milford Park CLO Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.16% Floor + 1.16%), 5.04%,
01/20/38 ................. 1,500 1,499,445
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.38%, 01/20/37 . 250 249,675
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.15%, 01/15/38 ............ 1,230 1,232,124
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 5.01%, 04/20/38 . 1,350 1,349,152
Oaktree CLO Ltd.
Series 2021-2A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 0.97%), 4.87%, 01/15/35 ... 730 729,200
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.86%, 10/22/37 ... 1,000 1,003,690
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.52%,
04/26/31 ................. 214 213,310
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 5.82%, 07/15/36 ....... 800 801,380
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 5.16%, 07/19/38 ....... 575 575,923
OHA Loan Funding Ltd.
Series 2013-2A, Class AR2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 5.35%, 10/20/38 ... 750 750,927
Series 2016-1A, Class B1R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.58%, 07/20/37 ... 250 250,524
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 04/15/31 ....... 730 729,976
Pikes Peak CLO 4, Series 2019-4A,
Class ARR, (3-mo. CME Term SOFR
at 1.21% Floor + 1.21%), 5.11%,
07/15/34 ................. 350 350,148
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.22%,
01/15/38 ................. 730 731,576
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.03%, 03/25/38 ............ USD 1,100 $ 1,099,659
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 5.06%, 04/15/38 ... 1,500 1,499,511
Series 2021-1A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.45%, 04/15/38 ... 600 600,370
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.80%, 04/20/34 ... 500 500,183
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.57%, 05/20/31 ... 75 75,341
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.45%,
04/15/37 ................. 5,718 5,735,166
RR 38 Ltd., Series 2025-38A, Class
A1A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.05%,
04/15/40 ................. 250 249,877
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A1R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%),
5.41%, 04/25/37 ............ 300 300,810
Sixth Street CLO XIII Ltd., Series 2019-
13A, Class D1R2, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%),
6.47%, 01/21/38 ............ 1,000 999,493
Symphony CLO XXI Ltd., Series 2019-
21A, Class AR2, (3-mo. CME Term
SOFR at 0.90% Floor + 0.90%),
4.80%, 07/15/32 ............ 578 578,017
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.29%, 01/15/34 ... 500 500,221
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 5.67%, 01/15/34 ... 500 500,767
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 5.82%,
07/15/34 ................. 700 701,144
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.30%, 10/18/31 ... 60 60,130
Series 2019-2A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.08%, 07/20/32 ... 692 692,203
Whitebox CLO I Ltd., Series 2019-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
5.62%, 07/24/36 ............ 1,200 1,200,976
55,457,362

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — 0.6%
(b)
2x D Floating, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor +
3.10%), 0.00%, 01/15/39
(c)
..... EUR 2,350 $ 2,708,728
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.79%,
02/15/37
(c)
................ 2,350 2,718,984
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.24%, 11/15/37
(c)
2,720 3,128,867
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.47%, 04/25/39
(c)
3,200 3,696,446
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.28%, 07/25/39
(c)
1,430 1,650,999
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.53%,
01/15/38
(c)
................ 3,920 4,542,625
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.83%, 01/15/39
(c)
2,080 2,388,900
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38
(c)
960 1,100,778
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.81%, 04/15/38
(c)
1,440 1,647,334
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.08%,
01/15/38
(c)
................ 1,560 1,793,253
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 4.93%,
01/15/35
(c)
................ 1,360 1,563,300
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.32%, 10/25/37
(c)
3,200 3,689,561
CIFC European Funding CLO II
DAC, Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.03%, 10/15/39
(c)
........... 1,920 2,213,088
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37
(c)
2,030 2,338,198
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.49%,
01/23/38
(c)
................ 2,640 3,029,062
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.23%,
11/20/38
(c)
................. 2,000 2,294,278
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.84%, 08/15/33
(c)
..... 6,410 7,360,267
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.74%, 02/15/38
(c)
........... 2,720 3,107,908
Hambridge Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.34%, 10/20/38
(c)
1,920 2,213,088
Security
Par (000)
Par (000) Value
Ireland (continued)
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 5.66%, 07/25/37
(c)
EUR 2,002 $ 2,322,850
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.66%, 04/25/39
(c)
.... 3,140 3,588,956
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.11%, 01/15/38
(c)
1,980 2,280,282
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 2.95%,
11/14/32
(c)
................. 191 220,461
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.21%, 01/15/39
(c)
3,370 3,890,940
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.19%, 05/15/34 .... 2,400 2,766,263
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.09%, 05/15/34 .... 1,980 2,282,974
Penta CLO 17 DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.29%, 08/15/38
(c)
2,210 2,556,269
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.61%, 07/25/51 ... USD 313 309,564
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.86%, 07/25/51 ... 181 180,202
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.01%, 07/25/51 .. 119 118,612
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.21%, 10/15/38
(c)
EUR 2,160 2,477,214
Rockford Tower Europe CLO DAC
(c)
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.06%, 10/25/37 .... 2,640 3,024,191
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 0.00%, 01/15/40 .... 1,450 1,671,343
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.42%,
07/15/38
(c)
................ 1,619 1,870,015
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.25%, 04/20/37
(c)
4,300 4,962,363
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 08/25/38
(c)
1,500 1,732,319
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.02%, 04/16/39
(c)
........... 3,200 3,667,828
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.25%, 10/20/38
(c)
3,828 4,398,303

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.48%, 01/15/38
(c)
EUR 2,960 $ 3,416,437
100,923,050
Jersey, Channel Islands — 0.0%
Bayswater Park CLO Ltd., Series 2023-
1A, Class A1, (3-mo. CME Term
SOFR at 1.73% Floor + 1.73%),
5.61%, 01/20/37
(a)(b)
.......... USD 750 752,595
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 2,925 4,041,781
United States — 2.2%
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... USD 17,867 15,777,874
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 3,304 2,571,622
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 2,184 1,558,823
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 1,332 970,784
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 711 710,983
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 135 127,556
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(a)
................ 7,836 7,836,000
Concord Music Royalties LLC,
Series 2024-1A, Class A, 5.64%,
10/20/74
(a)
................ 2,999 3,018,541
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 5.54%,
04/17/30
(a)(b)
............... 1,120 1,119,929
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(a)
. 6,978 6,995,735
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 5,874 5,904,701
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.42%, 08/19/42
(a)(b)
.......... 5,070 5,066,065
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 9,689 9,800,192
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 2,807 2,320,924
GreenSky Home Improvement Issuer
Trust, Series 2024-1, Class B,
5.87%, 06/25/59
(a)
........... 889 904,838
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59
(a)
................ 5,570 5,702,265
Home Efficiency, Series 2024-A1,
0.00%, 12/31/54
(a)(b)(d)
......... 23,884 24,377,922
Security
Par (000)
Par (000) Value
United States (continued)
Huntington Bank Auto Credit-Linked
Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 5.58%, 05/20/32 .... USD 3,244 $ 3,250,626
Series 2025-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.20%), 5.38%, 09/20/33 .... 2,931 2,932,292
LendingClub Rated Notes Issuer
Trust
(a)(d)
Series 2025-P2, Class A, 5.20%,
02/15/35 ............... 7,499 7,555,582
Series 2025-P2, Class B, 5.59%,
04/15/35 ............... 379 381,584
Series 2025-P2, Class C, 6.25%,
09/15/35 ............... 762 767,176
Series 2025-P2, Class D, 6.47%,
12/15/35 ............... 305 307,048
Series 2025-P2, Class E, 8.99%,
07/15/36 ............... 488 491,179
Series 2025-P2, Class F, 13.02%,
01/15/37 ............... 244 245,901
Series 2025-P2, Class R, 0.00%,
03/15/45 ............... 106 251,293
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 2,210 2,036,080
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(a)
................ 7,275 7,375,275
Mariner Finance Issuance Trust
(a)
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 5,203 5,268,249
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 861 881,271
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 6,808 6,815,356
MF1 LLC, Series 2025-FL20, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.48%, 02/18/43
(a)(b)
5,752 5,749,573
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.26%, 04/15/60
(b)
......... 4,983 4,933,081
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,391 1,254,074
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 3,736 3,505,298
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 10,896 11,192,323
Navient Refinance Loan Trust
(a)
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 6,925 6,923,367
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 4,771 4,767,959
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 6,099 5,461,051
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 6,030 5,556,313
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 6,450 5,722,970
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 850 740,252

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.33%, 03/15/57
(b)
... USD 10,965 $ 10,924,441
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.71%, 06/22/65
(b)
... 7,389 7,430,654
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 4,199 4,151,132
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 91 90,724
PFS Financing Corp., 5.54%,
10/16/28
(a)(d)
............... 10,000 10,061,000
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ 2,736 2,713,222
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55
(a)
. 7,472 7,467,164
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37
(a)
................ 9,605 9,580,241
Republic Finance Issuance Trust
(a)
Series 2024-A, Class A, 5.91%,
08/20/32 ............... 8,036 8,119,863
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 8,768 8,731,132
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(a)
........... 6,226 6,252,131
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)
(d)
...................... 27,070 26,325,575
Silver Point Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 0.00%, 01/15/39
(b)(c)
EUR 1,677 1,932,994
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.90%, 10/15/41
(a)(b)
.... USD 8,593 8,996,648
SMB Private Education Loan Trust
(a)
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 1,225 1,195,988
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 10,776 9,526,030
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 870 848,889
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 706 628,873
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 197 179,393
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.30%, 07/15/53
(b)
... 6,751 6,728,522
SoFi Personal Loan Trust
(a)
Series 2023-1,  0.00%, 10/15/30
(e)
164 5,130,890
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 3,113 3,151,635
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 3,290 3,308,333
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31
(a)
......... 148 2,398,092
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 5,164 5,278,998
Taco Bell Funding LLC, Series 2025-
1A, Class A2I, 4.82%, 08/25/55
(a)
. 7,941 7,901,333
Security
Par (000)
Par (000) Value
United States (continued)
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33
(a)
................ USD 7,365 $ 7,359,947
Upgrade Master Pass-Thru Trust
(a)
Series 2025-ST6, Class A, 4.61%,
10/15/32 ............... 2,419 2,419,468
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 6,533 6,530,097
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 2,356 2,351,886
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(a)
..... 8,292 8,314,649
375,159,871
Total Asset-Backed Securities — 3.1%
(Cost: $542,616,012) ............................. 536,334,659
Shares
Shares
Common Stocks
Australia — 0.4%
BHP Group Ltd. ............... 687,362 19,595,469
Fortescue Ltd. ................ 228,785 3,181,766
Macquarie Group Ltd. ........... 54,093 7,715,537
Quintis HoldCo Pty. Ltd.
(d)(f)(g)
...... 43,735,802 286
Rio Tinto Ltd. ................ 81,194 7,049,777
Rio Tinto plc ................. 30,498 2,198,602
Santos Ltd. .................. 594,373 2,454,843
Telix Pharmaceuticals Ltd.
(g)
....... 223,792 2,368,088
Transurban Group
(h)
............ 926,507 8,766,325
Woolworths Group Ltd. .......... 343,185 6,376,033
Worley Ltd. .................. 335,694 3,135,046
62,841,772
Austria — 0.0%
Raiffeisen Bank International AG ... 6,800 253,505
Belgium — 0.0%
Elia Group SA/NV ............. 18,411 2,219,048
UCB SA .................... 3,395 872,997
3,092,045
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao ....... 2,742,913 6,464,769
Eneva SA
(g)
.................. 593,096 2,014,120
Localiza Rent a Car SA
(g)
........ 74,038 540,565
Lojas Renner SA .............. 1,647,221 4,531,431
MercadoLibre, Inc.
(g)
............ 2,697 6,276,620
Rede D'Or Sao Luiz SA
(a)(c)
....... 86,280 692,492
Rumo SA ................... 173,582 516,234
Seguridade Participacoes SA ...... 726,400 4,455,655
Vale SA .................... 77,501 936,503
XP, Inc. , Class A .............. 25,237 459,818
26,888,207
Canada — 1.1%
Algoma Steel Group, Inc. ........ 547,037 2,281,144
Alimentation Couche-Tard, Inc. ..... 211,181 10,732,581
Barrick Mining Corp. ............ 159,144 5,224,049
CAE, Inc.
(g)
.................. 61,721 1,732,967
Cameco Corp. ................ 604,199 61,755,065
Canadian National Railway Co. .... 86,337 8,278,823
Canadian Natural Resources Ltd. ... 288,343 9,224,591
Celestica, Inc.
(g)
............... 7,981 2,747,699
Cenovus Energy, Inc. ........... 253,932 4,290,891

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Canada (continued)
CGI, Inc. , Class A ............. 19,463 $ 1,693,810
FirstService Corp. ............. 15,895 2,530,190
Fortis, Inc. .................. 27,921 1,403,466
Gildan Activewear, Inc. .......... 70,173 4,092,153
Kinross Gold Corp. ............. 470,156 10,934,718
Nutrien Ltd. .................. 41,432 2,256,597
Power Corp. of Canada ......... 21,250 995,419
Sun Life Financial, Inc. .......... 327,050 19,892,792
Suncor Energy, Inc. ............ 749,274 29,836,336
TC Energy Corp. .............. 111,447 5,592,414
Teck Resources Ltd. , Class B ..... 184,696 7,923,538
193,419,243
Cayman Islands — 0.1%
Bullish
(g)(i)
................... 168,610 8,526,608
Chile — 0.0%
WOM New Holdco
(d)(g)
........... 5,047 116,081
China — 1.2%
Airtac International Group ........ 124,000 3,657,377
Alibaba Group Holding Ltd. , ADR ... 72,288 12,320,044
ANTA Sports Products Ltd. ....... 504,600 5,267,081
BYD Co. Ltd. , Class H .......... 2,063,000 26,653,942
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 29,100 1,143,568
Geely Automobile Holdings Ltd. .... 1,335,000 3,167,034
Great Wall Motor Co. Ltd. , Class A .. 2,811,441 8,993,940
JD.com, Inc. , Class A ........... 627,550 10,360,844
Lenovo Group Ltd. ............. 3,920,000 5,718,690
NetEase, Inc. ................ 118,400 3,322,391
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 137 911
Pop Mart International Group Ltd.
(a)(c)
. 410,800 11,685,259
Prosus NV , Class N
(g)
........... 133,661 9,238,441
SAIC Motor Corp. Ltd. , Class A .... 3,272,300 7,645,207
Seres Group Co. Ltd. , Class A ..... 18,100 394,700
Shenzhou International Group Holdings
Ltd. ..................... 382,900 3,305,122
Sungrow Power Supply Co. Ltd. , Class
A ...................... 97 2,584
Tencent Holdings Ltd. ........... 837,381 68,018,585
Trip.com Group Ltd. ............ 46,600 3,279,309
Weichai Power Co. Ltd. , Class H ... 2,065,000 4,266,909
Yum China Holdings, Inc. ........ 197,073 8,486,931
196,928,869
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 15,621 906,643
Czech Republic — 0.0%
Komercni Banka A/S ........... 15,324 783,916
Moneta Money Bank A/S
(a)(c)
...... 47,497 402,039
1,185,955
Denmark — 0.3%
Coloplast A/S , Class B .......... 38,023 3,438,969
DSV A/S .................... 155,812 33,251,589
Genmab A/S
(g)
................ 10,819 3,085,881
Novo Nordisk A/S , Class B ....... 243,392 11,982,605
Pandora A/S ................. 27,160 3,634,244
Vestas Wind Systems A/S ........ 76,670 1,568,063
56,961,351
Finland — 0.1%
Elisa OYJ ................... 56,295 2,480,595
Kone OYJ , Class B ............ 61,516 4,110,074
Security
Shares
Shares Value
Finland (continued)
Sampo OYJ , Class A ........... 325,164 $ 3,624,385
10,215,054
France — 1.9%
Air Liquide SA ................ 5,336 1,032,724
Airbus SE ................... 112,898 27,837,391
AXA SA .................... 54,517 2,365,406
Bouygues SA ................ 105,647 4,768,709
Carrefour SA ................. 253,441 3,817,062
Cie de Saint-Gobain SA ......... 419,867 40,753,158
Dassault Systemes SE .......... 246,250 7,007,721
Eiffage SA .................. 51,841 6,379,027
Engie SA ................... 455,583 10,666,547
EssilorLuxottica SA ............ 202,939 74,320,077
Hermes International SCA ........ 20,775 51,406,928
L'Oreal SA .................. 4,847 2,022,708
LVMH Moet Hennessy Louis Vuitton SE 52,446 37,070,049
Orange SA .................. 486,619 7,784,141
Renault SA .................. 113,103 4,395,094
Safran SA ................... 16,821 5,976,813
Societe Generale SA ........... 396,997 25,177,810
Sodexo SA .................. 39,603 2,192,835
Thales SA ................... 31,709 9,041,914
324,016,114
Georgia — 0.0%
Lion Finance Group plc .......... 6,836 719,652
TBC Bank Group plc ........... 8,687 497,697
1,217,349
Germany — 0.5%
adidas AG .................. 9,068 1,714,599
Allianz SE (Registered) .......... 23,359 9,386,624
Bayer AG (Registered) .......... 193,387 6,015,204
Birkenstock Holding plc
(g)(i)
........ 48,357 1,929,928
Caresyntax, Inc.
(d)(g)
............ 84,881 1
Deutsche Bank AG (Registered) .... 162,005 5,799,811
Deutsche Telekom AG (Registered) . 283,615 8,785,027
E.ON SE ................... 579,188 10,776,594
Fresenius Medical Care AG ....... 67,775 3,638,654
Northern Data AG
(g)(i)
........... 45,011 770,089
SAP SE .................... 87,764 22,825,005
Siemens Energy AG
(g)
........... 88,909 11,076,757
Symrise AG ................. 63,755 5,272,476
87,990,769
Greece — 0.0%
Athens International Airport SA ..... 103,978 1,200,900
Hellenic Telecommunications
Organization SA , Class R ...... 55,764 1,047,181
National Bank of Greece SA ...... 55,162 810,800
OPAP SA , Class R ............. 30,526 631,585
3,690,466
Hong Kong — 0.1%
AIA Group Ltd. ............... 203 1,975
Futu Holdings Ltd. , ADR ......... 20,805 4,141,027
Prudential plc ................ 498,970 6,939,720
Techtronic Industries Co. Ltd. ...... 531,500 6,199,424
17,282,146
Hungary — 0.0%
OTP Bank Nyrt. ............... 22,809 2,177,243
India — 0.1%
Axis Bank Ltd. ................ 22,224 308,414
Bajaj Finance Ltd. ............. 22,970 269,774
Eicher Motors Ltd. ............. 10,127 798,640

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
Hindustan Aeronautics Ltd.
(c)
...... 41,784 $ 2,201,137
ICICI Bank Ltd. ............... 20,956 317,538
Infosys Ltd. .................. 163,567 2,725,368
ITC Ltd. .................... 610,026 2,887,578
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$8,580,000)
(d)(g)(j)
............ 5,720 —
9,508,449
Indonesia — 0.0%
Astra International Tbk. PT ....... 2,772,300 1,025,095
Bank Mandiri Persero Tbk. PT ..... 8,150,600 2,309,176
Bank Syariah Indonesia Tbk. PT .... 1,160,570 177,736
Ciputra Development Tbk. PT ..... 13,077,200 694,683
Mitra Adiperkasa Tbk. PT ........ 3,919,200 303,579
Telkom Indonesia Persero Tbk. PT .. 890,000 172,157
4,682,426
Ireland — 0.1%
Accenture plc , Class A .......... 63,266 15,822,827
Israel — 0.0%
(g)
Deep Instinct Ltd.
(d)
............ 346,564 20,794
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 292,789 5,996,319
6,017,113
Italy — 1.2%
FinecoBank Banca Fineco SpA .... 167,698 3,836,955
Intesa Sanpaolo SpA ........... 13,427,133 86,542,509
Leonardo SpA ................ 285,991 16,826,192
Mediobanca Banca di Credito
Finanziario SpA ............. 196,143 3,748,734
UniCredit SpA ................ 1,167,173 86,425,300
Wizz Air Holdings plc
(a)(c)(g)
........ 49,846 685,697
198,065,387
Japan — 1.7%
Advantest Corp. ............... 73,300 10,976,369
Asahi Intecc Co. Ltd. ........... 140,800 2,232,710
Asahi Kasei Corp. ............. 471,800 3,614,989
Bridgestone Corp. ............. 37,300 1,628,337
Canon, Inc. .................. 262,700 7,544,177
Dai-ichi Life Holdings, Inc. ........ 612,800 4,301,242
Daiichi Sankyo Co. Ltd. .......... 56,027 1,338,380
Daiwa Securities Group, Inc. ...... 756,400 5,821,220
Ebara Corp. ................. 58,600 1,562,706
ENEOS Holdings, Inc. .......... 1,773,600 11,189,144
Fast Retailing Co. Ltd. .......... 7,100 2,606,552
FUJIFILM Holdings Corp. ........ 166,809 3,866,081
Furukawa Electric Co. Ltd. ........ 67,700 4,792,193
GMO Payment Gateway, Inc. ...... 11,900 649,149
Idemitsu Kosan Co. Ltd. ......... 605,800 4,212,585
Isetan Mitsukoshi Holdings Ltd. .... 111,200 1,745,183
Japan Exchange Group, Inc. ...... 450,000 5,018,024
Japan Post Bank Co. Ltd. ........ 755,500 8,465,437
Japan Post Holdings Co. Ltd. ...... 480,600 4,503,730
Japan Tobacco, Inc. ............ 539,200 18,781,902
Kakaku.com, Inc. .............. 148,400 2,638,184
Kansai Paint Co. Ltd. ........... 137,986 2,214,731
Kawasaki Kisen Kaisha Ltd. ....... 233,100 3,339,753
KDDI Corp. .................. 494,700 7,885,698
Keyence Corp. ............... 30,000 11,134,044
Komatsu Ltd. ................ 110,000 3,679,607
Kuraray Co. Ltd. .............. 222,300 2,408,966
LY Corp. .................... 1,946,000 5,718,355
Mazda Motor Corp. ............ 112,400 774,532
Security
Shares
Shares Value
Japan (continued)
MISUMI Group, Inc. ............ 181,400 $ 2,828,214
Mitsubishi Corp. ............... 78,200 1,877,790
Mitsubishi UFJ Financial Group, Inc. . 232,849 3,517,249
Murata Manufacturing Co. Ltd. ..... 808,300 17,427,691
Nexon Co. Ltd. ............... 313,700 6,397,752
Nidec Corp. ................. 332,400 4,044,238
Nikon Corp. ................. 102,900 1,200,090
Nintendo Co. Ltd. .............. 98,400 8,392,526
Nippon Steel Corp. ............. 155,700 641,800
Nissan Chemical Corp. .......... 88,200 2,979,897
Nomura Holdings, Inc. .......... 666,800 4,758,354
Obayashi Corp. ............... 217,900 3,686,312
Olympus Corp. ............... 568,500 6,996,514
Rakus Co. Ltd. ............... 252,490 2,038,303
Santen Pharmaceutical Co. Ltd. .... 195,607 1,916,513
Seven & i Holdings Co. Ltd. ....... 540,300 6,872,511
Shimizu Corp. ................ 417,200 5,600,142
Socionext, Inc. ............... 180,500 4,062,072
SoftBank Group Corp. .......... 62,300 10,931,699
Sony Group Corp. ............. 182,700 5,088,120
Sumitomo Mitsui Financial Group, Inc. 80,300 2,174,027
Suzuki Motor Corp. ............ 542,000 8,091,448
TOTO Ltd. .................. 147,100 3,731,135
Toyota Motor Corp. ............ 807,200 16,456,497
Toyota Tsusho Corp. ............ 202,300 6,183,552
Trend Micro, Inc. .............. 78,638 4,013,090
Yaskawa Electric Corp. .......... 153,700 4,215,731
290,767,247
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 28,078 749,835
Kaspi.KZ JSC , ADR ............ 13,193 986,704
1,736,539
Luxembourg — 0.0%
Altice France Lux 3
(g)
........... 7,570 125,334
Macau — 0.0%
Wynn Macau Ltd. .............. 5,034,601 4,280,951
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 249,900 434,902
Frontken Corp. Bhd. ............ 949,200 1,022,402
1,457,304
Mexico — 0.1%
Fomento Economico Mexicano SAB de
CV ..................... 28,717 270,901
Fresnillo plc ................. 279,381 8,169,989
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 49,833 1,507,422
Grupo Financiero Banorte SAB de CV ,
Class O .................. 819,196 7,709,795
Grupo Mexico SAB de CV, Series B . 67,775 585,947
Promotora y Operadora de
Infraestructura SAB de CV ..... 32,000 414,432
Southern Copper Corp. .......... 3,913 543,124
Wal-Mart de Mexico SAB de CV .... 151,571 501,090
19,702,700
Netherlands — 1.1%
Argenx SE
(g)
................. 4,812 3,938,465
Argenx SE , ADR
(g)
............. 4,190 3,429,515
ASML Holding NV ............. 87,156 92,150,886
ING Groep NV ................ 2,104,465 52,547,811
Koninklijke Vopak NV ........... 29,704 1,346,096
NXP Semiconductors NV ........ 69,928 14,623,343

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
Teya Services Ltd., Series C, (Acquired
06/03/24, cost $10,172,087)
(d)(g)(j)
. 5,237 $ 1,661,334
Wolters Kluwer NV ............. 77,347 9,481,624
179,179,074
Norway — 0.1%
DNB Bank ASA ............... 74,242 1,895,059
Kongsberg Gruppen ASA ........ 119,535 3,047,341
Telenor ASA ................. 250,508 3,725,440
8,667,840
Philippines — 0.0%
Ayala Land, Inc. ............... 1,256,300 424,372
Bloomberry Resorts Corp. ........ 2,810,000 152,667
DigiPlus Interactive Corp. ........ 536,060 190,243
International Container Terminal
Services, Inc. .............. 64,880 585,178
Metropolitan Bank & Trust Co. ..... 385,660 452,175
1,804,635
Poland — 0.1%
LPP SA .................... 410 1,990,216
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 59,999 1,230,175
Powszechny Zaklad Ubezpieczen SA 444,860 7,112,943
10,333,334
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 41,646 1,072,594
Republic of Turkiye — 0.0%
Akbank TAS ................. 1,146,744 1,655,768
Eldorado Gold Corp.
(g)(i)
.......... 75,012 1,923,308
MLP Saglik Hizmetleri A/S
(a)(c)(g)
.... 76,555 611,752
Turkiye Is Bankasi A/S , Class C .... 4,522,163 1,357,342
5,548,170
Romania — 0.0%
Banca Transilvania SA .......... 126,975 804,557
Saudi Arabia — 0.0%
Al Rajhi Bank ................ 74,896 2,116,870
Elm Co. .................... 2,653 671,151
Etihad Etisalat Co. ............. 111,805 2,017,128
Rasan Information Technology Co.
(g)
. 38,425 1,128,630
Saudi Basic Industries Corp. ...... 30,178 491,259
Saudi National Bank (The) ........ 39,569 421,036
Yanbu National Petrochemical Co. .. 86,348 793,972
7,640,046
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(g)
......... 3,658 571,562
STMicroelectronics NV .......... 151,127 3,711,057
UOL Group Ltd. ............... 181,454 1,108,542
5,391,161
South Africa — 0.2%
Anglo American plc ............ 79,873 3,021,808
FirstRand Ltd. ................ 1,233,948 5,856,191
Harmony Gold Mining Co. Ltd. ..... 399,508 6,647,245
Kumba Iron Ore Ltd. ............ 58,550 1,165,934
Mr Price Group Ltd. ............ 187,882 2,244,783
Northam Platinum Holdings Ltd. .... 151,352 2,527,681
Valterra Platinum Ltd. ........... 86,437 5,346,064
Vodacom Group Ltd. ........... 50,565 409,337
27,219,043
Security
Shares
Shares Value
South Korea — 0.3%
GS Engineering & Construction Corp. 86,904 $ 1,138,157
HD Hyundai Heavy Industries Co. Ltd. 9,116 3,838,989
HD Hyundai Marine Solution Co. Ltd. 13,839 2,334,165
HD Hyundai Mipo ............. 26,554 4,500,994
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 11,549 3,838,663
KB Financial Group, Inc. ......... 18,601 1,518,466
Krafton, Inc.
(g)
................ 21,349 4,132,050
KT&G Corp. ................. 43,914 4,132,830
Misto Holdings Corp. ........... 20,577 530,755
NAVER Corp. ................ 34,071 6,385,456
Samsung Electronics Co. Ltd. ..... 213,601 16,079,076
SK hynix, Inc. ................ 22,373 8,705,189
57,134,790
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA . 812,598 16,370,670
Banco de Sabadell SA .......... 1,258,873 4,719,385
Bankinter SA ................. 462,095 6,965,734
CaixaBank SA ................ 1,665,057 17,599,233
Cellnex Telecom SA
(a)(c)
.......... 394,747 12,289,162
Industria de Diseno Textil SA ...... 81,430 4,496,598
Repsol SA .................. 328,698 6,031,396
68,472,178
Sweden — 0.2%
Assa Abloy AB , Class B ......... 38,522 1,451,685
Atlas Copco AB , Class A ......... 442,214 7,409,766
EQT AB .................... 48,503 1,676,147
Evolution AB
(a)(c)
............... 17,705 1,179,641
Investor AB , Class B ............ 163,943 5,398,127
SSAB AB , Class A ............. 120,883 764,652
SSAB AB , Class B ............. 225,861 1,398,508
Telefonaktiebolaget LM Ericsson , Class
B ...................... 498,211 5,054,783
Volvo AB , Class B ............. 143,601 3,933,956
28,267,265
Switzerland — 0.3%
ABB Ltd. (Registered) ........... 123,062 9,149,358
Belimo Holding AG (Registered) .... 4,803 5,182,172
Galderma Group AG ............ 30,512 5,666,448
Partners Group Holding AG ....... 13,755 16,844,606
SGS SA (Registered) ........... 20,347 2,294,528
TE Connectivity plc ............ 44,240 10,927,722
Zurich Insurance Group AG ....... 11,299 7,858,132
57,922,966
Taiwan — 1.3%
Accton Technology Corp. ........ 154,000 5,355,613
ASMedia Technology, Inc. ........ 37,000 1,727,561
ASPEED Technology, Inc. ........ 45,000 7,980,444
Bizlink Holding, Inc. ............ 26,000 1,168,656
eMemory Technology, Inc. ........ 32,000 2,060,733
Genius Electronic Optical Co. Ltd. .. 207,713 2,822,440
Global Unichip Corp. ........... 19,000 939,359
International Games System Co. Ltd. 77,000 1,799,270
King Slide Works Co. Ltd. ........ 17,000 2,255,252
MediaTek, Inc. ................ 99,200 4,207,018
Nanya Technology Corp.
(g)
........ 407,000 1,738,092
Realtek Semiconductor Corp. ..... 387,208 6,465,857
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,703,000 179,075,917
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 22,091 6,636,799

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Taiwan (continued)
TS Financial Holding Co. Ltd. ...... 1,914,000 $ 1,162,766
225,395,777
Thailand — 0.0%
CP ALL PCL ................. 999,100 1,420,562
Krungthai Card PCL ............ 985,300 868,873
True Corp. PCL , NVDR
(g)
......... 1,974,800 689,646
2,979,081
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC . 175,230 687,480
Air Arabia PJSC ............... 699,736 742,482
Aldar Properties PJSC .......... 333,052 816,017
Borouge plc ................. 1,045,131 714,551
Emaar Development PJSC ....... 138,231 561,503
Emaar Properties PJSC ......... 674,383 2,609,622
NMC Health plc
(d)(g)
............. 1,077,976 14
6,131,669
United Kingdom — 2.1%
Admiral Group plc ............. 141,010 6,071,499
AstraZeneca plc .............. 14,560 2,401,652
BAE Systems plc .............. 3,231,296 79,598,090
British American Tobacco plc ...... 105,666 5,411,742
Bunzl plc ................... 157,849 4,798,250
Compass Group plc ............ 1,483,173 49,092,790
Genius Sports Ltd.
(g)
............ 477,759 5,379,566
Imperial Brands plc ............ 113,413 4,506,390
J Sainsbury plc ............... 1,793,702 8,049,416
Lloyds Banking Group plc ........ 1,582,295 1,855,224
Marks & Spencer Group plc ....... 411,413 2,149,971
National Grid plc .............. 4,848,309 72,696,090
NatWest Group plc ............. 1,304,191 10,040,337
RELX plc ................... 1,161,720 51,343,838
Rolls-Royce Holdings plc ........ 2,432,988 37,440,790
Schroders plc ................ 529,458 2,642,062
St. James's Place plc ........... 188,105 3,209,458
Verisure plc
(g)
................ 175,626 3,245,038
349,932,203
United States — 47.9%
Abbott Laboratories
(k)
........... 120,926 14,948,872
AbbVie, Inc. ................. 109,308 23,833,516
Adobe, Inc.
(g)(k)
................ 76,933 26,181,069
Advanced Micro Devices, Inc.
(g)
.... 162,545 41,631,025
Air Products & Chemicals, Inc. ..... 99,992 24,257,059
Airbnb, Inc. , Class A
(g)
........... 105,276 13,321,625
Alcon AG ................... 87,532 6,524,198
ALL Health Services Corp., (Acquired
06/03/24, cost $0)
(d)(g)(j)
........ 304 —
Alliance Laundry Holdings, Inc.
(g)
... 215,375 5,707,438
Alphabet, Inc. , Class C .......... 1,397,758 393,916,160
Altria Group, Inc. .............. 222,245 12,530,173
Amazon.com, Inc.
(g)(k)
........... 1,412,688 345,006,663
AMC Networks, Inc. , Class A
(g)
..... 90,448 685,596
Amentum Holdings, Inc.
(g)
........ 22,602 506,511
Ameren Corp. ................ 11,393 1,162,314
Amgen, Inc. ................. 19,290 5,756,715
Amphenol Corp. , Class A ........ 135,063 18,819,678
Analog Devices, Inc. ............ 54,389 12,734,097
Anduril Investors LLC, Series G
(d)(g)
.. 132,173 5,403,232
Anthropic PBC, Series F, (Acquired
08/18/25, cost $14,035,016)
(d)(g)(j)
. 99,562 14,035,255
Apollo Global Management, Inc. .... 404,948 50,339,086
Apple, Inc.
(k)
................. 1,622,526 438,682,355
Applied Materials, Inc. .......... 29,856 6,959,434
Aptiv plc
(g)
................... 48,246 3,912,751
Security
Shares
Shares Value
United States (continued)
Archer-Daniels-Midland Co. ....... 137,522 $ 8,324,207
Arista Networks, Inc.
(g)
.......... 54,424 8,582,121
Ascent Resources LLC
(d)(g)(l)
....... 3,157,191 3,157,191
AT&T, Inc. ................... 453,631 11,227,367
Autodesk, Inc.
(g)
............... 124,265 37,446,015
AutoNation, Inc.
(g)
.............. 7,981 1,595,162
AutoZone, Inc.
(g)
.............. 519 1,907,029
Avaya LLC
(g)
................. 1,123 11,932
Bank of America Corp. .......... 2,401,081 128,337,779
Best Buy Co., Inc. ............. 102,342 8,406,372
Boeing Co. (The)
(g)
............. 406,698 81,754,432
Booking Holdings, Inc. .......... 6,590 33,462,307
Boston Scientific Corp.
(g)
......... 847,497 85,359,898
BP plc ..................... 726,231 4,254,850
Bristol-Myers Squibb Co. ......... 329,471 15,178,729
Broadcom, Inc. ............... 623,224 230,362,287
Burlington Stores, Inc.
(g)(i)
......... 7,706 2,108,285
Cadence Design Systems, Inc.
(g)
... 18,515 6,270,845
Caesars Entertainment, Inc.
(g)(i)
..... 83,482 1,677,988
Capital One Financial Corp. ....... 329,252 72,432,073
Carrier Global Corp. ............ 116,587 6,935,761
Century Communities, Inc. ....... 55,268 3,282,919
CF Industries Holdings, Inc. ....... 22,546 1,877,856
Charles Schwab Corp. (The) ...... 9,580 905,502
Charter Communications, Inc. , Class
A
(g)
..................... 16,726 3,911,208
Cheniere Energy, Inc. ........... 16,481 3,493,972
Chevron Corp. ................ 359,461 56,694,189
Chipotle Mexican Grill, Inc.
(g)
...... 100,066 3,171,092
Chubb Ltd. .................. 12,836 3,554,802
Circle Internet Group, Inc.
(g)(i)
...... 191,156 24,272,989
Cisco Systems, Inc. ............ 899,106 65,733,640
Citigroup, Inc. ................ 1,266,305 128,188,055
Coca-Cola Co. (The) ........... 233,266 16,072,027
Cognizant Technology Solutions Corp. ,
Class A .................. 121,727 8,871,464
Coinbase Global, Inc. , Class A
(g)
.... 16,888 5,805,757
Comerica, Inc. ................ 11,752 899,028
Constellation Energy Corp. ....... 9,001 3,393,377
CoreWeave, Inc. , Class A
(g)
....... 63,708 8,518,397
Costco Wholesale Corp. ......... 135,845 123,815,925
Crescent Midstream Private
(d)(g)(l)
.... 5,696,000 5,525,120
CRH plc .................... 459,194 54,690,005
Cross Country Healthcare, Inc.
(g)
... 9,820 120,393
Crowdstrike Holdings, Inc. , Class A
(g)
. 17,471 9,486,928
Crown PropTech Acquisitions
(d)(g)
... 308,496 261,409
Crown PropTech Acquisitions , Class A
(g)
108,245 1,231,828
CSL Ltd. .................... 26,516 3,090,077
CVS Health Corp. ............. 48,707 3,806,452
Danaher Corp. ............... 34,783 7,491,563
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(g)(j)(l)
............... —
(m)
21,432,862
DaVita, Inc.
(g)
................. 12,568 1,495,843
Deckers Outdoor Corp.
(g)
......... 33,034 2,692,271
Dell Technologies, Inc. , Class C .... 111,507 18,065,249
Delta Air Lines, Inc. ............ 713,295 40,928,867
Devon Energy Corp. ............ 17,434 566,431
Dexcom, Inc.
(g)
............... 28,679 1,669,691
DF Residential III LP
(d)(g)
......... 10,429,752 11,055,538
Dick's Sporting Goods, Inc. ....... 9,122 2,020,067
Dillard's, Inc. , Class A ........... 2,715 1,629,217
Dollar General Corp. ........... 167,402 16,515,881
Domino's Pizza, Inc. ............ 14,579 5,809,148
DoorDash, Inc. , Class A
(g)
........ 15,664 3,984,452

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
DR Horton, Inc. ............... 211,440 $ 31,521,475
Duke Energy Corp. ............ 64,698 8,041,961
DuPont de Nemours, Inc. ........ 56,717 4,630,943
Eaton Corp. plc ............... 24,098 9,194,833
eBay, Inc. ................... 81,727 6,645,222
EchoStar Corp. , Class A
(g)
........ 194,835 14,587,296
Edwards Lifesciences Corp.
(g)
..... 98,126 8,090,489
Eli Lilly & Co. ................ 181,586 156,683,296
EMCOR Group, Inc. ............ 6,209 4,195,918
EOG Resources, Inc. ........... 135,278 14,317,824
EPAM Systems, Inc.
(g)
........... 4,998 817,373
Epic Games, Inc., (Acquired 10/17/24,
cost $33,724,034)
(d)(g)(j)
........ 61,803 43,226,872
EQT Corp. .................. 620,830 33,264,071
EXO Capital Technologies, Inc.,
(Acquired 05/22/25, cost
$8,339,244)
(d)(g)(j)
............ 14,236 5,125
EXO Capital Technologies, Inc., Series
D , Class E , (Acquired 05/22/25, cost
$403,846)
(d)(g)(j)
.............. 661,698 489,656
Experian plc ................. 79,053 3,687,443
FactSet Research Systems, Inc. .... 14,781 3,943,571
Fair Isaac Corp.
(g)
.............. 4,993 8,286,033
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$40,652,984)
(d)(g)(j)
........... 599,248 36,656,000
Farmers Business Network, Inc.
(d)(g)
.. 310,205 316,409
Fifth Third Bancorp ............ 98,550 4,101,651
Figma, Inc. , Class A
(g)(i)
.......... 23,801 1,186,242
First Citizens BancShares, Inc. , Class A 3,842 7,010,958
First Horizon Corp. ............. 173,322 3,702,158
Fiserv, Inc.
(g)
................. 93,496 6,235,248
Flagstar Bank NA .............. 858,237 9,801,067
Flex Ltd.
(g)
................... 106,205 6,639,937
Flowco Holdings, Inc. , Class A ..... 83,802 1,357,592
FLYR, Inc., Series D-X
(d)(g)
........ 35,428 —
FLYR, Inc., Series D-X , Class E
(d)(g)
.. 2,491,076 25
Ford Motor Co. ............... 1,121,497 14,725,256
Formentera Partners Fund II LP
(d)(l)
.. 12,685,367 10,148,294
Fortive Corp. ................. 92,915 4,677,341
Fox Corp. , Class A ............. 252,037 16,294,192
FQT Holding Co. LLC
(d)(g)
......... 2,439,185 4,122,223
Freeport-McMoRan, Inc. ......... 1,156,704 48,234,557
FreeWire Technologies, Inc.
(d)(g)
.... 166 —
GE Aerospace ................ 240,548 74,317,305
GE Vernova, Inc. .............. 43,802 25,630,302
Gen Digital, Inc. ............... 71,484 1,884,318
General Dynamics Corp. ......... 16,884 5,823,292
General Mills, Inc. ............. 113,941 5,310,790
General Motors Co. ............ 103,927 7,180,316
Gilead Sciences, Inc. ........... 62,494 7,486,156
Goldman Sachs Group, Inc. (The) .. 18,969 14,973,560
Graco, Inc. .................. 38,264 3,128,847
Green Plains, Inc.
(g)
............ 216,929 2,230,030
GSK plc .................... 462,226 10,822,307
Haleon plc .................. 506,437 2,355,050
HCA Healthcare, Inc. ........... 2,575 1,183,676
Hewlett Packard Enterprise Co. .... 350,184 8,551,493
Hilton Worldwide Holdings, Inc. .... 92,984 23,893,169
Holcim AG .................. 111,159 9,882,172
Home Depot, Inc. (The) ......... 167,054 63,412,028
Honeywell International, Inc. ...... 21,523 4,333,226
Howmet Aerospace, Inc. ......... 103,987 21,416,123
HP, Inc. .................... 112,768 3,120,291
Humana, Inc. ................ 10,632 2,957,716
Security
Shares
Shares Value
United States (continued)
Huntington Bancshares, Inc. ...... 213,789 $ 3,300,902
Huntington Ingalls Industries, Inc. ... 32,470 10,455,989
iHeartMedia, Inc. , Class A
(g)
....... 10,778 32,011
Illinois Tool Works, Inc. .......... 25,744 6,279,476
Included Health, (Acquired 06/03/24,
cost $31,181,561)
(d)(g)(j)
........ 11,562,554 10,059,422
Incyte Corp.
(g)
................ 64,493 6,028,806
Insmed, Inc.
(g)
................ 21,951 4,161,910
Intel Corp.
(g)
................. 212,825 8,510,872
Interactive Brokers Group, Inc. , Class A 33,394 2,349,602
Interpublic Group of Cos., Inc. (The) . 195,840 5,025,254
Intuit, Inc. ................... 79,637 53,161,679
Intuitive Surgical, Inc.
(g)
.......... 128,322 68,559,878
Invesco Ltd. ................. 322,133 7,634,552
Jabil, Inc. ................... 83,583 18,462,649
Johnson & Johnson ............ 41,044 7,751,980
JPMorgan Chase & Co. ......... 452,959 140,924,604
Keurig Dr Pepper, Inc. .......... 561,037 15,237,765
Lam Research Corp. ........... 314,205 49,474,719
Las Vegas Sands Corp. ......... 417,062 24,752,630
Latch, Inc.
(g)
................. 520,854 57,294
Lionsgate Studios Corp.
(g)
........ 699,154 4,495,560
Live Nation Entertainment, Inc.
(g)
... 256,050 38,287,157
Lockheed Martin Corp. .......... 33,568 16,511,428
Louisiana-Pacific Corp. .......... 35,948 3,131,430
Lumen Technologies, Inc.
(g)
....... 320,275 3,292,427
M/I Homes, Inc.
(g)
.............. 13,994 1,751,909
Marsh & McLennan Cos., Inc. ..... 277,030 49,352,895
Masimo Corp.
(g)
............... 95,533 13,436,716
Mastercard, Inc. , Class A ......... 160,249 88,455,846
Match Group, Inc. ............. 571,481 18,481,696
McDonald's Corp. ............. 75,387 22,497,742
McKesson Corp. .............. 90,230 73,207,208
Medtronic plc ................ 626,678 56,839,695
Melange Capital Partners
(d)(g)(l)
..... 6,798,384 7,134,224
Merck & Co., Inc. .............. 192,859 16,582,017
Meritage Homes Corp. .......... 43,708 2,952,912
Meta Platforms, Inc. , Class A ...... 294,291 190,803,570
MGM Resorts International
(g)
...... 131,313 4,205,955
Microchip Technology, Inc. ........ 71,786 4,480,882
Micron Technology, Inc. .......... 460,980 103,153,495
Microsoft Corp. ............... 899,198 465,613,716
Moderna, Inc.
(g)
............... 77,779 2,112,478
MongoDB, Inc. , Class A
(g)
........ 61,907 22,275,377
Monolithic Power Systems, Inc. .... 7,360 7,396,800
Morgan Stanley ............... 52,026 8,532,264
Mosaic Co. (The) .............. 72,478 1,989,521
MP Materials Corp. , Class A
(g)
..... 106,665 6,729,495
MSCI, Inc. .................. 18,915 11,132,423
Nestle SA (Registered) .......... 90,226 8,620,955
Netflix, Inc.
(g)
................. 64,273 71,912,489
Newmont Corp. ............... 46,446 3,760,733
NextEra Energy, Inc. ........... 778,927 63,404,658
Novartis AG (Registered) ........ 234,782 29,057,012
NRG Energy, Inc. .............. 91,453 15,717,113
NVIDIA Corp.
(k)
............... 2,503,788 506,992,032
Omnicom Group, Inc. ........... 91,350 6,853,077
Oracle Corp. ................. 231,827 60,880,088
Otis Worldwide Corp. ........... 126,861 11,767,626
Palantir Technologies, Inc. , Class A
(g)
216,547 43,411,177
Palladyne AI Corp.
(g)
............ 607,934 5,088,409
Palladyne AI Corp.
(g)(i)
........... 27,356 228,970
Paramount Skydance Corp. , Class B 35,184 541,482
PayPal Holdings, Inc.
(g)
.......... 128,337 8,889,904
Pfizer, Inc. .................. 711,585 17,540,570

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Philip Morris International, Inc. ..... 414,316 $ 59,798,228
Phillips 66 ................... 50,940 6,934,972
Playstudios, Inc. , Class A
(g)
....... 831,348 773,154
PNC Financial Services Group, Inc.
(The) .................... 35,769 6,529,631
Principal Financial Group, Inc. ..... 178,738 15,021,142
Progressive Corp. (The) ......... 298,590 61,509,540
Prologis, Inc. ................. 44,270 5,493,464
Prudential Financial, Inc. ......... 81,438 8,469,552
QUALCOMM, Inc. ............. 31,651 5,725,666
Raymond James Financial, Inc. .... 5,322 844,442
Regeneron Pharmaceuticals, Inc. ... 6,552 4,270,594
Regions Financial Corp. ......... 168,395 4,075,159
Relspace
(d)(g)
................. 5,551 5,717
ROBLOX Corp. , Class A
(g)
........ 69,489 7,902,289
Rocket Cos., Inc. , Class A ........ 143,529 2,391,193
Rockwell Automation, Inc. ........ 2,489 916,848
Royalty Pharma plc , Class A ...... 28,813 1,081,640
RTX Corp. .................. 34,929 6,234,827
S&P Global, Inc. .............. 10,587 5,158,092
Salesforce, Inc. ............... 306,743 79,878,945
Sanofi SA ................... 503,061 50,891,083
Schneider Electric SE ........... 15,456 4,403,877
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,667,489)
(g)(j)
............. 262,419 1,669,860
ServiceNow, Inc.
(g)
............. 45,268 41,613,967
ServiceTitan, Inc. , Class A
(g)(i)
...... 46,422 4,380,380
Shell plc .................... 1,935,990 72,687,988
Six Flags Entertainment Corp.
(g)
.... 149,686 3,439,784
Skyworks Solutions, Inc. ......... 180,755 14,048,279
SLM Corp. .................. 60,069 1,612,853
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $1,060,929)
(d)(g)(j)
.. 70,636 432,292
Snowflake, Inc. , Class A
(g)
........ 53,846 14,801,188
Solaris Energy Infrastructure, Inc. ,
Class A .................. 39,559 2,105,726
Solstice Advanced Materials, Inc.
(g)
.. 5,381 242,510
Sonder Holdings, Inc. , Class A
(g)
.... 103,334 82,037
SOURCE Global PBC
(d)(g)
........ 139,668 11,173
Southwest Airlines Co. .......... 78,154 2,368,066
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$8,130,699)
(d)(g)(j)
............ 100,379 21,280,348
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$8,726,616)
(d)(g)(j)
............ 107,736 22,840,032
Spotify Technology SA
(g)
......... 8,617 5,646,892
Starbucks Corp. ............... 24,366 1,970,478
Starz Entertainment Corp. ........ 29,498 310,024
State Street Corp. ............. 38,349 4,435,445
Stryker Corp. ................ 201,452 71,765,260
Synchrony Financial ............ 123,294 9,170,608
T. Rowe Price Group, Inc. ........ 112,210 11,504,891
Take-Two Interactive Software, Inc.
(g)
. 21,831 5,596,813
Tapestry, Inc. ................. 78,024 8,568,596
Targa Resources Corp. .......... 8,773 1,351,393
Target Corp. ................. 21,809 2,022,130
TD SYNNEX Corp. ............. 22,308 3,490,979
Tenaris SA .................. 73,990 1,470,542
Tesla, Inc.
(g)
.................. 323,011 147,473,902
Texas Instruments, Inc. .......... 29,720 4,798,591
Textron, Inc. ................. 199,205 16,097,756
Thermo Fisher Scientific, Inc. ...... 41,002 23,264,125
TJX Cos., Inc. (The) ............ 455,734 63,866,563
Security
Shares
Shares Value
United States (continued)
T-Mobile US, Inc. .............. 36,866 $ 7,743,703
Toll Brothers, Inc. .............. 77,388 10,443,511
Trane Technologies plc .......... 226,751 101,731,836
TransDigm Group, Inc. .......... 43,791 57,300,961
TRI Pointe Homes, Inc.
(g)
......... 95,579 3,044,191
Uber Technologies, Inc.
(g)
........ 546,601 52,746,997
Ulta Beauty, Inc.
(g)
............. 3,933 2,044,688
Union Pacific Corp. ............ 143,488 31,620,451
United Airlines Holdings, Inc.
(g)
..... 229,392 21,572,024
UnitedHealth Group, Inc. ......... 93,814 32,043,110
Universal Health Services, Inc. , Class B 20,617 4,474,095
US Bancorp ................. 144,840 6,761,131
Valero Energy Corp. ............ 129,482 21,954,968
VeriSign, Inc. ................ 20,666 4,955,707
Verizon Communications, Inc. ..... 680,652 27,049,110
Vertex Pharmaceuticals, Inc.
(g)(i)
.... 62,572 26,628,766
Vertiv Holdings Co. , Class A ...... 519,055 100,104,947
Viatris, Inc. .................. 934,475 9,681,161
VICI Properties, Inc. ............ 259,589 7,785,074
Visa, Inc. , Class A ............. 43,428 14,797,657
Vistra Corp. ................. 339,357 63,900,923
Walmart, Inc. ................. 1,104,353 111,738,437
Walt Disney Co. (The) .......... 515,510 58,056,736
Warner Bros Discovery, Inc.
(g)
..... 250,447 5,622,535
Waste Management, Inc. ......... 29,599 5,912,992
Waters Corp.
(g)
............... 18,555 6,486,828
Wells Fargo & Co. ............. 1,390,193 120,905,085
Welltower, Inc. ................ 15,990 2,894,830
West Pharmaceutical Services, Inc. . 2,280 643,120
Western Digital Corp. ........... 50,047 7,517,560
Williams Cos., Inc. (The) ......... 807,863 46,751,032
Wolfspeed, Inc.
(g)
.............. 6,549 172,370
Workday, Inc. , Class A
(g)
......... 35,569 8,533,714
Wynn Resorts Ltd. ............. 32,918 3,916,913
XPO, Inc.
(g)
.................. 28,897 4,157,411
Zimmer Biomet Holdings, Inc. ..... 94,764 9,529,468
Zoetis, Inc. , Class A ............ 62,509 9,006,922
8,195,097,278
Total Common Stocks — 63.1%
(Cost: $6,788,173,502) ........................... 10,788,869,358
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
(a)
Telecom Argentina SA, 9.25%,
05/28/33 ................. USD 203 206,019
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 711 733,432
939,451
Australia — 0.3%
AGL Energy Ltd., 5.77%, 09/30/35
(c)
. AUD 340 223,401
Ampol Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.00%),
5.85%, 10/30/55
(b)(c)
.......... 460 299,542
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. USD 1,237 1,179,628
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(c)
................ 200 219,124
Fortescue Treasury Pty. Ltd.
(a)
4.50%, 09/15/27 ............ 100 99,600
5.88%, 04/15/30 ............ 16 16,508

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
4.38%, 04/01/31 ............ USD 100 $ 96,787
6.13%, 04/15/32 ............ 37 38,609
Insurance Australia Group Ltd., (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.68%),
5.26%, 06/15/37
(b)(c)
.......... AUD 200 131,869
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ USD 799 837,756
8.50%, 05/01/30 ............ 2,785 2,903,441
National Australia Bank Ltd., (3-mo.
ASX Australia Bank Bill Short
Term Rates Mid + 1.70%), 5.77%,
07/30/40
(b)(c)
............... AUD 500 331,753
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... 9,773 6,522,363
12.50%, 07/31/27 ........... 16,288 11,124,025
10.50%, 07/31/28 ........... 13,715 9,130,765
Pacific National Finance Pty. Ltd.,
(ADSWAP5 + 3.85%), 7.75%,
12/11/54
(b)(c)
............... 480 322,698
Patrick Terminals Finance Pty. Ltd.,
5.55%, 10/22/35
(c)
........... 580 377,308
Port of Newcastle Investments
Financing Pty. Ltd.
(c)
6.10%, 07/18/33 ............ 150 100,888
6.10%, 07/18/33 ............ 210 141,244
Quintis Australia Pty. Ltd.
(a)(d)(f)(g)(n)(o)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 92,389 9,469,892
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 82,685 8
Region Retail Trust, 4.93%, 11/05/31
(c)
AUD 550 357,436
Scentre Group Trust 1
(c)
5.35%, 09/18/35 ............ 1,970 1,269,017
(3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 2.00%),
5.58%, 03/31/55
(b)
......... 400 265,120
Stockland Trust, 5.35%, 10/24/35
(c)
.. 1,030 662,742
46,121,524
Austria — 0.0%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(p)
EUR 4,700 5,173,670
Belgium — 0.0%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 5,400 5,372,522
Brazil — 0.1%
CSN Resources SA
(c)
8.88%, 12/05/30 ............ 367 347,733
4.63%, 06/10/31 ............ 445 348,390
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 680 716,346
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... 403 331,629
7.25%, 06/30/31
(a)
........... 574 471,933
Nexa Resources SA, 6.75%, 04/09/34
(a)
362 385,132
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 1,424 1,451,483
PRIO Luxembourg Holding SARL,
6.75%, 10/15/30
(a)
........... 744 729,399
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 935 792,997
6.95%, 03/05/54 ............ 475 366,819
Samarco Mineracao SA
(o)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 202 199,939
Security
Par (000)
Par (000) Value
Brazil (continued)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. USD 441 $ 436,055
Suzano Austria GmbH, Series DM3N,
3.13%, 01/15/32 ............ 654 585,951
Trident Energy Finance plc, 12.50%,
11/30/29
(c)
................. 562 576,668
Vale Overseas Ltd., 6.40%, 06/28/54 . 676 704,054
8,444,528
Canada — 0.8%
1011778 BC ULC
(a)
4.38%, 01/15/28 ............ 86 84,898
3.50%, 02/15/29 ............ 98 94,429
6.13%, 06/15/29 ............ 100 102,760
5.63%, 09/15/29 ............ 140 142,488
4.00%, 10/15/30 ............ 189 178,678
Air Canada, 3.88%, 08/15/26
(a)
..... 200 198,458
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
5,740 5,943,948
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 2,938 3,472,469
Baytex Energy Corp.
(a)
8.50%, 04/30/30 ............ USD 194 198,878
7.38%, 03/15/32 ............ 144 141,795
Bell Telephone Co. of Canada or Bell
Canada
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.39%), 6.88%, 09/15/55 .... 245 255,682
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.36%), 7.00%, 09/15/55 .... 74 77,777
Bombardier, Inc.
(a)
8.75%, 11/15/30 ............ 100 107,850
7.00%, 06/01/32 ............ 118 123,887
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... 123 113,635
Garda World Security Corp.
(a)
7.75%, 02/15/28 ............ 146 149,396
6.00%, 06/01/29 ............ 130 126,813
8.25%, 08/01/32 ............ 509 517,929
8.38%, 11/15/32 ............ 308 313,383
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. 48,456 53,378,887
Husky Injection Molding Systems Ltd.,
9.00%, 02/15/29
(a)
........... 332 343,003
Jones Deslauriers Insurance
Management, Inc., 8.50%,
03/15/30
(a)
................ 91 95,571
Methanex Corp., 5.13%, 10/15/27 ... 129 129,308
NOVA Chemicals Corp.
(a)
5.25%, 06/01/27 ............ 259 259,587
9.00%, 02/15/30 ............ 283 302,633
Open Text Corp., 3.88%, 12/01/29
(a)
. 47 44,479
Open Text Holdings, Inc.
(a)
4.13%, 02/15/30 ............ 60 57,273
4.13%, 12/01/31 ............ 100 93,099
Parkland Corp.
(a)
4.63%, 05/01/30 ............ 227 220,229
6.63%, 08/15/32 ............ 56 57,171
RB Global Holdings, Inc., 7.75%,
03/15/31
(a)
................ 23 24,003
Resort Communities LoanCo. LP,
12.50%, 11/21/28
(a)(b)(d)
........ 54,565 55,999,717

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
Rogers Communications, Inc.
(b)
Series NC5, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.65%),
7.00%, 04/15/55 .......... USD 139 $ 145,332
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13%, 04/15/55 .... 205 219,415
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.59%), 5.25%, 03/15/82
(a)
... 102 101,323
South Bow Canadian Infrastructure
Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.67%), 7.50%,
03/01/55
(b)
................ 146 156,185
TELUS Corp.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 6.63%, 10/15/55 .... 100 103,165
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.71%), 7.00%, 10/15/55 .... 72 76,802
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
6,240 5,850,526
130,002,861
Chile — 0.0%
(a)
AES Andes SA
6.30%, 03/15/29 ............ 481 497,089
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15%, 06/10/55
(b)
... 990 1,038,758
Banco de Credito e Inversiones SA, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(b)(q)
................. 420 451,776
WOM Chile Holdco SpA, 5.00%,
(5.00% Cash or 5.00% PIK),
04/01/32
(b)(o)(p)
.............. 2,743 2,429,813
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31
(b)(o)
114 108,099
4,525,535
China — 0.1%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(p)
................ 4,238 7,492,784
Fantasia Holdings Group Co. Ltd.
(c)(g)(n)
7.95%, 07/05/24 ............ 510 7,650
9.25%, 07/28/24 ............ 902 13,530
9.88%, 10/19/24 ............ 481 7,215
10.88%, 01/09/25 ........... 3,132 46,980
11.75%, 04/17/25 ........... 2,110 31,650
Far East Horizon Ltd., 5.88%,
03/05/28
(c)
................ 300 304,125
Fortune Star BVI Ltd.
(c)
3.95%, 10/02/26 ............ EUR 1,200 1,368,754
6.80%, 09/09/29 ............ USD 800 799,400
GLP China Holdings Ltd., 2.95%,
03/29/26
(c)
................ 230 227,096
Prosus NV, 4.03%, 08/03/50
(c)
..... 1,083 772,991
11,072,175
Security
Par (000)
Par (000) Value
Colombia — 0.0%
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(a)(o)
............... USD 912 $ 862,389
Bancolombia SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.32%), 8.63%,
12/24/34
(b)
................ 583 623,868
Gran Tierra Energy, Inc., 9.50%,
10/15/29
(a)
................ 1,019 824,799
SURA Asset Management SA, 6.35%,
05/13/32
(a)
................ 925 990,675
3,301,731
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%, 01/15/31
(a)
.... 637 673,592
Czech Republic — 0.1%
(c)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 3,600 4,367,391
Czechoslovak Group A/S, 5.25%,
01/10/31 ................. 2,500 2,996,890
7,364,281
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.28%,
02/24/31
(a)(b)(c)
.............. 1,013 1,128,268
Finland — 0.0%
Citycon Treasury BV
(c)
5.00%, 03/11/30 ............ 575 657,958
5.38%, 07/08/31 ............ 725 835,622
Mehilainen Yhtiot Oy
(c)
5.13%, 06/30/32 ............ 2,375 2,782,430
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.38%, 06/30/32
(b)
... 431 499,780
Nordea Bank Abp, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.72%), 6.75%
(a)(b)(q)
... USD 500 516,067
5,291,857
France — 0.5%
Afflelou SAS, 6.00%, 07/25/29
(c)
.... EUR 2,864 3,446,852
Air France-KLM, (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)(c)(q)
. 1,300 1,536,719
Altice France SA
(c)
5.50%, 10/15/31 ............ 564 628,641
5.63%, 06/15/32 ............ 562 625,487
Atos SE
(c)(r)
9.00%, 12/18/29 ............ 153 201,476
1.00%, 12/18/32 ............ 2,357 1,552,764
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.75%, 07/18/30
(b)(c)
.... 2,696 3,010,906
BNP Paribas SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.63%
(a)(b)(q)
... USD 848 831,886
Credit Agricole SA, (USISSO05 +
3.58%), 7.13%
(a)(b)(q)
.......... 300 309,186
ELO SACA, 2.88%, 01/29/26
(c)
..... EUR 1,400 1,607,240
Forvia SE
2.75%, 02/15/27
(c)
........... 1,272 1,460,858
6.75%, 09/15/33
(a)
........... USD 1,675 1,699,073
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02%, 02/01/30
(a)(b)
.. EUR 3,297 3,839,940
6.75%, 02/01/30
(a)
........... 3,678 4,388,469

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
6.75%, 02/01/30
(c)
........... EUR 226 $ 269,656
IPD 3 BV, 5.50%, 06/15/31
(c)
...... 3,025 3,553,251
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.64%, 07/01/29
(b)(c)
.......... 2,837 3,301,366
Loxam SAS, 6.38%, 05/31/29
(c)
.... 4,432 5,285,055
Lune Holdings SARL, 5.63%,
11/15/28
(c)
................. 2,284 179,206
Maya SAS
5.63%, 10/15/28
(c)
........... 7,356 8,603,332
7.00%, 10/15/28
(a)
........... USD 557 565,300
6.88%, 04/15/31
(c)
........... EUR 510 629,656
4.25%, 01/09/32
(c)
........... 3,300 3,842,174
7.00%, 04/15/32
(a)
........... USD 200 204,674
New Immo Holding SA
(c)
5.88%, 04/17/28 ............ EUR 1,000 1,195,012
4.88%, 12/08/28 ............ 3,200 3,740,273
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 3.84%), 6.13%
(q)
......... 1,000 1,154,831
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 3,000 3,615,621
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 1,700 1,990,843
Sabena Technics SAS, (Acquired
10/28/22, cost $7,132,157), (3-mo.
EURIBOR + 5.00%), 6.98%,
09/30/29
(b)(d)(j)
.............. 7,221 8,323,727
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ 412 485,659
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(q)
..................... USD 1,148 1,200,398
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(b)(c)(q)
................ EUR 2,600 3,073,190
Veolia Environnement SA, (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(b)(c)(q)
................ 1,000 1,159,946
Worldline SA
(c)
5.25%, 11/27/29 ............ 600 553,598
5.50%, 06/10/30 ............ 200 183,335
78,249,600
Germany — 0.8%
ADLER Pelzer Holding GmbH, 9.50%,
04/01/27
(a)
................ 1,695 1,861,352
Alstria Office AG
(c)
4.25%, 10/15/29 ............ 1,000 1,136,859
5.50%, 03/20/31 ............ 1,700 2,015,351
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.15%, 04/15/31
(b)(c)
.......... 1,864 2,167,775
Aroundtown Finance SARL
(b)(c)(q)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 3,123 4,268,029
(5-Year EURIBOR ICE Swap Rate
+ 4.51%), 7.13% .......... EUR 2,492 3,068,002
(5-Year EURIBOR ICE Swap Rate
+ 3.43%), 5.25% .......... 9,834 11,119,480
Bayer AG, (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(b)(c)
.... 3,500 4,163,734
BRANICKS Group AG, 2.25%,
09/22/26
(c)
................ 800 742,268
Security
Par (000)
Par (000) Value
Germany (continued)
Commerzbank AG
(b)(c)(q)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... EUR 1,600 $ 1,830,187
(5-Year EUR Swap Annual +
6.74%), 6.50% ........... 1,600 1,970,548
(5-Year EURIBOR ICE Swap Rate
+ 5.13%), 7.88% .......... 400 522,768
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(r)
... 4,668 5,062,152
Deutsche Bank AG
(b)(c)(q)
(5-Year EURIBOR ICE Swap Rate
+ 4.55%), 4.50% .......... 800 919,228
(5-Year EURIBOR ICE Swap Rate
+ 4.75%), 4.63% .......... 8,000 9,155,176
(5-Year EURIBOR ICE Swap Rate
+ 4.60%), 7.13% .......... 1,600 1,954,913
Deutsche Lufthansa AG, (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55
(b)(c)
.......... 3,900 4,704,368
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 1,173 1,358,486
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.37%, 04/01/31
(b)(d)
......... 12,470 11,714,124
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 1,322 1,544,583
IHO Verwaltungs GmbH
(o)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)(c)
............. 4,042 4,891,851
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31
(c)
.............. 2,501 3,131,426
8.00%, (8.00% Cash or 8.75% PIK),
11/15/32
(a)
.............. USD 200 208,530
Mahle GmbH, 6.50%, 05/02/31
(a)
... EUR 4,782 5,697,738
Nidda Healthcare Holding GmbH,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%, 10/15/32
(b)(c)
.... 4,703 5,455,470
PCF GmbH
(c)
4.75%, 04/15/29 ............ 387 287,766
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 6.78%, 04/15/29
(b)
... 1,569 1,178,632
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.78%, 07/01/29
(b)(c)
.......... 2,141 2,481,092
Progroup AG
(a)
5.13%, 04/15/29 ............ 1,403 1,642,958
5.38%, 04/15/31 ............ 1,427 1,662,765
Salzgitter AG, 3.38%, 10/22/32
(c)(p)
.. 2,500 2,978,531
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 800 941,189
5.38%, 04/01/31 ............ 600 732,482
TAG Immobilien AG, 0.63%, 03/11/31
(c)
(p)
...................... 1,300 1,559,714
Techem Verwaltungsgesellschaft 675
mbH, 4.63%, 07/15/32
(c)
....... 800 927,090
Tele Columbus AG, 10.00%, (10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(o)
3,885 3,001,545
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 10,325 11,920,322
TK Elevator US Newco, Inc., 5.25%,
07/15/27
(a)
................ USD 200 199,769
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... EUR 3,244 3,898,052
5.00%, 05/15/30
(c)
........... 994 1,171,398

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Volkswagen International Finance
NV
(b)(c)(q)
(5-Year EURIBOR ICE Swap Rate
+ 3.17%), 5.49% .......... EUR 500 $ 595,796
(EUAMDB08 + 3.49%), 5.99% .. 1,200 1,435,583
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(p)
............... 1,700 1,939,294
Wintershall Dea Finance 2 BV, (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(q)
................ 2,503 2,988,398
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 2,100 2,476,403
ZF North America Capital, Inc.
(a)
7.13%, 04/14/30 ............ USD 350 340,715
7.50%, 03/24/31 ............ 460 442,332
6.88%, 04/23/32 ............ 150 136,911
135,603,135
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. EUR 2,676 3,118,627
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 1,357 1,681,625
4,800,252
Hong Kong — 0.0%
Celestial Dynasty Ltd., 6.38%,
08/22/28
(c)
................ USD 200 200,058
Elect Global Investments Ltd., 4.85%
(c)
(q)
...................... 200 151,000
FWD Group Holdings Ltd.
(a)
5.25%, 09/22/30 ............ 500 504,910
5.84%, 09/22/35 ............ 950 969,228
HKT Capital No. 6 Ltd., 3.00%,
01/18/32
(c)
................ 900 828,900
Melco Resorts Finance Ltd.
(a)
7.63%, 04/17/32 ............ 788 829,764
6.50%, 09/24/33 ............ 803 804,903
MTR Corp. CI Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.46%), 5.63%
(b)
(c)(q)
..................... 400 423,420
Peak RE Bvi Holding Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 5.63%
(b)
(c)(q)
..................... 425 428,400
5,140,583
India — 0.1%
Axis Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(b)(c)(q)
... 500 491,250
CA Magnum Holdings, 5.38%,
10/31/26
(c)
................ 475 472,625
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%, 03/25/27
(c)
........ 770 752,675
Continuum Energy Aura Pte. Ltd.,
9.50%, 02/24/27
(c)
........... 1,000 1,028,130
Continuum Green Energy India Pvt,
7.50%, 06/26/33
(c)
........... 313 330,509
Diamond II Ltd.
7.95%, 07/28/26
(a)
........... 600 603,606
7.95%, 07/28/26
(c)
........... 1,000 1,006,010
Greenko Dutch BV, 3.85%, 03/29/26
(c)
433 428,013
Security
Par (000)
Par (000) Value
India (continued)
Greenko Wind Projects Mauritius Ltd.,
7.25%, 09/27/28
(a)
........... USD 202 $ 204,909
India Cleantech Energy, 4.70%,
08/10/26
(c)
................ 759 750,651
India Green Power Holdings, 4.00%,
02/22/27
(c)
................ 520 507,611
IRB Infrastructure Developers Ltd.,
7.11%, 03/11/32
(c)
........... 500 520,150
Muthoot Finance Ltd.
(c)
6.38%, 04/23/29 ............ 300 304,875
6.38%, 03/02/30 ............ 1,235 1,252,444
Periama Holdings LLC, 5.95%,
04/19/26
(c)
................ 891 893,896
Piramal Finance Ltd., 7.80%,
01/29/28
(c)
................ 315 323,072
REI Agro Ltd.
(d)(g)(n)(p)
5.50%, 11/13/14
(a)
........... 8,271 1
5.50%, 11/13/14
(c)
........... 44,430 4
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 347 346,315
Sammaan Capital Ltd., 7.50%,
10/16/30
(c)
................ 1,020 1,029,241
Vedanta Resources Finance II plc
10.88%, 09/17/29
(a)
.......... 706 739,747
10.88%, 09/17/29
(c)
.......... 800 838,240
9.48%, 07/24/30
(c)
........... 260 263,250
11.25%, 12/03/31
(a)
.......... 292 309,885
9.85%, 04/24/33
(a)
........... 478 484,572
13,881,681
Indonesia — 0.0%
Freeport Indonesia PT
(c)
4.76%, 04/14/27 ............ 620 622,052
6.20%, 04/14/52 ............ 800 831,280
Indofood CBP Sukses Makmur Tbk. PT,
4.75%, 06/09/51
(c)
........... 456 398,430
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(a)
................ 357 378,152
Medco Laurel Tree Pte. Ltd., 6.95%,
11/12/28
(c)
................. 200 201,650
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(a)
........... 550 575,784
8.96%, 04/27/29
(c)
........... 1,000 1,046,880
Minejesa Capital BV
5.63%, 08/10/37
(c)
........... 500 498,250
5.63%, 08/10/37
(a)
........... 781 778,267
Nickel Industries Ltd., 9.00%,
09/30/30
(c)
................ 320 330,000
Star Energy Geothermal Darajat II,
4.85%, 10/14/38
(c)
........... 200 192,250
Star Energy Geothermal Wayang
Windu Ltd., 6.75%, 04/24/33
(c)
... 309 318,771
6,171,766
Ireland — 0.1%
AIB Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(q)
. EUR 1,775 2,094,381
Cedacri SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.66%,
05/15/28
(b)(c)
............... 887 1,025,627
eircom Finance DAC, 5.00%,
04/30/31
(c)
................ 2,625 3,088,075
Flutter Treasury DAC
(c)
4.00%, 06/04/31 ............ 2,300 2,655,619
6.13%, 06/04/31 ............ GBP 1,087 1,440,872
GGAM Finance Ltd.
(a)
8.00%, 02/15/27 ............ USD 340 347,245

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
6.88%, 04/15/29 ............ USD 100 $ 103,744
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 916 1,223,052
11,978,615
Israel — 0.1%
Energean plc
5.63%, 05/12/31
(c)
........... EUR 1,150 1,331,062
5.63%, 05/12/31
(a)
........... 244 282,436
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 ............ 1,609 1,868,802
7.38%, 09/15/29 ............ 706 922,613
7.88%, 09/15/31 ............ 4,258 5,889,580
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 ............ USD 289 284,123
4.75%, 05/09/27 ............ 334 334,010
5.13%, 05/09/29 ............ 200 200,951
11,113,577
Italy — 0.6%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(q)
..... EUR 1,073 1,283,214
Agrifarma SpA, 4.50%, 10/31/28
(a)
.. 9,506 11,001,931
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 3,501 4,091,273
BPER Banca SpA, (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(b)(c)
(q)
...................... 1,367 1,647,416
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.25%, 09/30/31
(b)
... 2,195 2,539,747
6.50%, 09/30/31 ............ 1,518 1,799,953
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ............ 2,013 2,373,065
(3-mo. EURIBOR + 3.63%), 5.64%,
07/14/32
(b)
.............. 432 501,523
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.15%,
07/15/31
(b)(c)
............... 2,737 3,167,126
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(c)
....... 4,426 5,393,698
Eni SpA, (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(q)
.......... 1,900 2,250,337
Fedrigoni SpA, 6.13%, 06/15/31
(c)
... 3,500 3,928,624
Fiber Midco SpA, 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(c)(o)
1,440 1,468,316
Fibercop SpA
4.75%, 06/30/30
(c)
........... 774 910,378
5.13%, 06/30/32
(c)
........... 891 1,047,606
Series 2036, 7.20%, 07/18/36
(a)
.. USD 345 348,619
FIS Fabbrica Italiana Sintetici SpA,
5.63%, 08/01/27
(c)
........... EUR 2,032 2,350,671
Gruppo San Donato SpA, 6.50%,
10/31/31
(c)
................ 1,195 1,415,296
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 04/15/29
(c)
... 1,719 1,994,541
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78%, 04/15/29
(a)
... 3,211 3,725,696
Intesa Sanpaolo SpA, (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b)(c)(q)
505 598,838
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.76%, 12/15/29
(b)(c)
1,178 1,367,004
Security
Par (000)
Par (000) Value
Italy (continued)
Itelyum Regeneration Spa, 5.75%,
04/15/30
(c)
................ EUR 596 $ 696,662
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 847 1,011,534
4.88%, 01/31/31 ............ 1,600 1,902,799
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.30%, 06/01/31
(b)
... 1,257 1,455,432
Marcolin SpA, 6.13%, 11/15/26
(a)
... 6,031 6,943,193
Midnights SPV SRL, (3-mo. EURIBOR
+ 3.15%), 6.73%, 08/22/26
(b)(c)(d)
.. 8,169 9,401,778
Nexi SpA, 0.00%, 02/24/28
(c)(e)(p)
.... 2,700 2,867,041
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.32%, 05/17/31
(b)
... 1,135 1,317,921
7.13%, 05/17/31 ............ 1,244 1,536,366
Prysmian SpA, (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b)(c)(q)
. 2,950 3,549,207
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87%, 12/31/29
(b)
... 802 938,203
6.75%, 12/31/29 ............ 1,331 1,618,512
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$7,915,275), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. 7,166 8,207,135
TeamSystem SpA
(c)
5.00%, 07/01/31 ............ 604 704,767
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%, 07/31/31
(b)
... 1,833 2,119,838
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%, 07/01/32
(b)
... 1,471 1,699,788
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 872 974,967
Unipol Assicurazioni SpA, 4.90%,
05/23/34
(c)
................ EUR 1,100 1,335,646
103,485,661
Jamaica — 0.0%
Digicel International Finance Ltd.,
8.63%, 08/01/32
(a)
........... USD 740 738,150
Japan — 0.2%
Kioxia Holdings Corp., 6.25%,
07/24/30
(a)
................ 213 219,919
Mitsubishi UFJ Financial Group, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.07%), 6.35%
(b)(q)
........... 380 389,681
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
........... EUR 2,852 3,372,427
4.81%, 09/17/30
(a)
........... USD 400 375,166
7.75%, 07/17/32
(a)
........... 200 211,185
Nomura Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(b)
(q)
...................... 500 517,693
Rakuten Group, Inc.
(5-Year EUR Swap Annual +
4.74%), 4.25%
(b)(c)(q)
........ EUR 200 225,476
9.75%, 04/15/29
(c)
........... USD 260 291,624
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(a)(b)(q)
........ 451 471,208
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ EUR 3,761 4,501,514
3.38%, 07/06/29 ............ 265 298,499

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
5.25%, 10/10/29 ............ EUR 1,354 $ 1,616,845
6.88%, 01/10/31 ............ USD 736 750,720
7.00%, 07/08/31 ............ 200 208,171
5.88%, 07/10/31 ............ EUR 2,133 2,596,947
5.75%, 07/08/32 ............ 5,676 6,834,419
6.38%, 07/10/33 ............ 1,466 1,800,645
Sumitomo Mitsui Financial Group, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(b)(q)
........... USD 426 437,484
25,119,623
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... 3,583 3,186,559
10.38%, 03/31/29
(c)
.......... GBP 2,601 3,051,033
Deepocean Ltd., 6.00%, 04/08/31
(c)
.. EUR 866 1,014,630
7,252,222
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
5.75%, 04/19/47
(c)
........... USD 817 772,220
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26
(c)
........... 653 651,571
Luxembourg — 0.3%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(o)
................ EUR 7,367 8,907,629
Albion Financing 1 SARL
5.38%, 05/21/30
(c)
........... 2,009 2,402,973
7.00%, 05/21/30
(a)
........... USD 200 206,417
Altice Financing SA, 3.00%, 01/15/28
(c)
EUR 1,773 1,526,745
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ 1,812 2,120,591
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.04%, 05/15/32
(b)
... 1,770 2,048,486
Encore Issuances SA, Series 155, (3-
mo. EURIBOR + 10.00%), 12.05%,
11/06/25
(b)(c)
............... 514 531,586
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 746 754,448
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 592 499,737
Herens Midco SARL, 5.25%, 05/15/29
(a)
EUR 5,811 3,463,301
INEOS Finance plc
7.50%, 04/15/29
(a)
........... USD 500 465,572
7.25%, 03/31/31
(c)
........... EUR 2,640 2,804,907
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 5,180 6,115,364
6.50%, 09/30/30
(c)
........... 1,427 1,615,010
6.88%, 09/30/32
(c)
........... 1,099 1,242,225
Kleopatra Finco SARL, 4.25%,
03/01/26
(c)(g)(n)
.............. 100 45,530
Luna 1.5 SARL, 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(o)
.... 1,421 1,661,625
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
.. 866 1,010,627
Matterhorn Telecom SA, 3.13%,
09/15/26
(c)
................ 1,925 2,218,960
Maxam Prill SARL, 6.00%, 07/15/30
(c)
3,746 4,391,924
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ 1,419 1,566,148
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.29%, 02/15/30
(b)
... 1,200 1,336,505
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Vivion Investments SARL, 8.25%,
(8.25% Cash or 8.50% PIK),
08/31/28
(c)(o)
............... EUR 4,474 $ 5,138,756
52,075,066
Macau — 0.0%
MGM China Holdings Ltd., 5.88%,
05/15/26
(c)
................ USD 796 795,005
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ 1,822 1,743,472
Wynn Macau Ltd.
5.63%, 08/26/28
(a)
........... 200 199,700
5.63%, 08/26/28
(c)
........... 2,284 2,280,574
6.75%, 02/15/34
(a)
........... 844 850,811
5,869,562
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%, 07/20/27 .. 700 676,977
Dua Capital Ltd., 2.78%, 05/11/31 ... 1,000 919,910
Gohl Capital Ltd., 4.25%, 01/24/27 .. 1,362 1,346,337
2,943,224
Mauritius — 0.2%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)(d)
......... 24,156 25,093,230
Mexico — 0.2%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%),
8.38%
(a)(b)(q)
................ 872 913,856
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA
Mexico, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.38%), 7.63%,
02/11/35
(b)(c)
............... 311 327,607
Cemex SAB de CV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20%
(a)
(b)(q)
..................... 630 655,326
Heineken Holding NV, 2.63%,
02/24/26
(c)(p)
............... EUR 6,100 7,026,631
Orbia Advance Corp. SAB de CV,
6.80%, 05/13/30
(a)
........... USD 400 400,620
Petroleos Mexicanos, 7.50%,
03/20/26
(a)
................ 25,612 25,483,940
Trust Fibra Uno, 7.70%, 01/23/32
(c)
.. 671 733,376
35,541,356
Netherlands — 0.2%
Boels Topholding BV
6.25%, 02/15/29
(c)
........... EUR 5,924 7,049,784
5.75%, 05/15/30
(a)
........... 1,023 1,219,246
ING Groep NV
(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... USD 2,400 2,302,823
(USISSO05 + 3.59%), 7.00% ... 400 414,886
(USISSO05 + 4.08%), 7.25%
(c)
.. 2,050 2,173,021
NN Group NV, (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(c)(q)
. EUR 1,650 1,950,747
Q-Park Holding I BV, 5.13%, 02/15/30
(c)
4,179 4,978,878
Sunrise FinCo. I BV, 4.88%, 07/15/31
(a)
USD 5,920 5,639,747
Trivium Packaging Finance BV
6.63%, 07/15/30
(c)
........... EUR 720 867,315
12.25%, 01/15/31
(a)
.......... USD 689 718,839
Veon Midco BV, 3.38%, 11/25/27
(a)
.. 776 727,572

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
VZ Secured Financing BV
5.00%, 01/15/32
(a)
........... USD 215 $ 195,331
5.25%, 01/15/33
(c)
........... EUR 2,887 3,333,097
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ 5,928 6,458,857
Ziggo BV, 4.88%, 01/15/30
(a)
...... USD 200 188,770
38,218,913
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28
(a)
. 947 945,674
Peru — 0.0%
(a)
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. 714 763,088
Volcan Cia Minera SAA, 8.50%,
10/28/32 ................. 745 756,845
1,519,933
Philippines — 0.0%
(c)(q)
ACEN Finance Ltd., 4.00% ....... 266 175,560
Globe Telecom, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.53%), 4.20%
(b)
400 396,784
Petron Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 7.57%), 5.95%
(b)
..... 245 244,620
San Miguel Global Power Holdings
Corp., (1-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 6.40%), 8.13%
(b)
..... 1,000 1,015,625
1,832,589
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 2,200 2,624,929
Republic of Turkiye — 0.0%
(a)
Turk Telekomunikasyon A/S, 6.95%,
10/07/32 ................. USD 611 617,037
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32 ................. 681 713,899
1,330,936
Saudi Arabia — 0.0%
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25%
(b)
(c)(q)
..................... 1,442 1,462,188
Greensaif Pipelines Bidco SARL
(a)
5.85%, 02/23/36 ............ 823 865,282
6.10%, 08/23/42 ............ 1,320 1,395,075
Riyad T1 Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.91%), 5.50%
(b)
(c)(q)
..................... 500 490,565
4,213,110
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... 7,772 7,772,327
Lendlease Asia Treasury Pte. Ltd.,
(SDSOA5 + 4.46%), 3.90%
(b)(c)(q)
.. SGD 500 384,335
Puma International Financing SA,
7.75%, 04/25/29
(c)
........... USD 435 447,745
8,604,407
Slovenia — 0.0%
United Group BV
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 6.29%, 02/15/31
(a)(b)
.. EUR 4,006 4,623,288
Security
Par (000)
Par (000) Value
Slovenia (continued)
6.50%, 10/31/31
(c)
........... EUR 857 $ 1,004,780
5,628,068
South Africa — 0.0%
Bidvest Group UK plc (The), 6.20%,
09/17/32
(a)
................ USD 298 302,098
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ EUR 1,425 1,605,937
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 414 411,147
6.50%, 09/27/28 ............ 1,051 1,035,876
5.50%, 03/18/31 ............ 419 354,998
Stillwater Mining Co., 4.50%, 11/16/29
(a)
830 773,975
4,484,031
South Korea — 0.0%
(c)
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(q)
................. 1,000 990,000
SK Battery America, Inc., 2.13%,
01/26/26 ................. 1,326 1,314,212
Tongyang Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.25%, 05/07/35
(b)
........... 500 521,235
2,825,447
Spain — 0.2%
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52%, 05/01/30
(b)(c)
.... EUR 1,912 2,221,429
Banco Bilbao Vizcaya Argentaria SA
(b)(q)
(5-Year EURIBOR ICE Swap Rate
+ 5.54%), 8.38%
(c)
......... 1,000 1,274,301
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... 2,400 3,007,188
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 882 941,034
Bankinter SA, (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(c)(q)
. EUR 1,000 1,248,917
CaixaBank SA
(b)(c)(q)
(5-Year EUR Swap Annual +
6.35%), 5.88% ........... 2,000 2,389,346
(5-Year EURIBOR ICE Swap Rate
+ 3.94%), 6.25% .......... 1,200 1,463,633
Cellnex Telecom SA, 0.75%, 11/20/31
(c)
(p)
...................... 1,400 1,459,428
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 ............ 4,003 4,822,602
4.88%, 10/15/31 ............ 660 776,846
(3-mo. EURIBOR + 3.00%), 5.07%,
10/15/32
(b)
.............. 968 1,127,906
Grifols SA, 7.13%, 05/01/30
(c)
...... 2,190 2,652,131
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(c)(p)
.......... 1,800 2,245,663
Kaixo Bondco Telecom SA, 5.13%,
09/30/29
(c)
................ 1,841 2,141,685
27,772,109
Sweden — 0.1%
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27
(c)
........... 1,286 1,456,498
Intrum Investments & Financing AB
(c)
7.75%, 09/11/27 ............ 788 843,415
8.00%, 09/11/27 ............ 1,622 1,884,836

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden (continued)
Series 1, 7.75%, 09/11/28
(a)
..... EUR 1,391 $ 1,401,608
8.50%, 09/11/29 ............ 985 979,761
8.50%, 09/11/30
(a)
........... 776 762,248
Preem AB, 12.00%, 06/30/27
(c)
..... 1,551 1,850,672
Stena International SA
7.25%, 01/15/31
(c)
........... USD 8,000 8,167,088
7.63%, 02/15/31
(a)
........... 226 231,513
Verisure Midholding AB, 5.25%,
02/15/29
(c)
................ EUR 5,268 6,107,378
23,685,017
Switzerland — 0.1%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 2,950 3,611,944
UBS AG, (1-day SOFR + 0.72%),
4.86%, 01/10/28
(b)
........... USD 830 836,567
UBS Group AG
(a)(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88% ........... 886 869,836
(USISSO05 + 3.08%), 7.00% ... 270 273,454
(USISSO05 + 3.12%), 6.60% ... 1,077 1,077,236
(USISSO05 + 3.18%), 7.13% ... 222 225,875
(USISSO05 + 3.30%), 7.00% ... 588 593,944
VistaJet Malta Finance plc
(a)
9.50%, 06/01/28 ............ 261 271,442
6.38%, 02/01/30 ............ 285 275,254
8,035,552
Taiwan — 0.0%
Nanshan Life Pte. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.85%), 5.88%,
03/17/41
(b)(c)
............... 375 382,732
Thailand — 0.0%
Bangkok Bank PCL, 5.30%, 09/21/28
(a)
1,257 1,289,720
GC Treasury Center Co. Ltd.
(b)(c)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.82%), 6.50% ........... 1,190 1,206,734
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.13% ........... 855 884,177
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(q)
..................... 596 593,579
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(b)
(c)(q)
..................... 1,000 988,510
Muang Thai Life Assurance PCL, (10-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
3.55%, 01/27/37
(b)(c)
.......... 251 247,411
Muangthai Capital PCL
(c)
6.88%, 09/30/28 ............ 1,000 1,015,000
7.55%, 07/21/30 ............ 305 316,071
6,541,202
Ukraine — 0.0%
VF Ukraine PAT, 9.62%, 02/11/27
(a)(r)
. 543 521,436
Security
Par (000)
Par (000) Value
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(b)(c)(q)
................ USD 555 $ 590,731
Abu Dhabi National Energy Co. PJSC,
4.70%, 04/24/33
(a)
........... 433 439,521
Alpha Star Holding IX Ltd., 7.00%,
08/26/28
(c)
................ 920 938,400
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(q)
..................... 629 628,883
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 789 784,566
Sobha Sukuk I Holding Ltd., 7.13%,
09/11/30
(c)
................. 754 755,350
4,137,451
United Kingdom — 1.1%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$9,141,021), 15.00%, 06/19/26
(d)(j)
GBP 7,216 9,005,898
Amber Finco plc, 6.63%, 07/15/29
(c)
. EUR 3,411 4,132,586
Ardonagh Finco Ltd.
(a)
6.88%, 02/15/31 ............ 9,043 10,818,676
7.75%, 02/15/31 ............ USD 200 209,190
Barclays plc
(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38% ........... 848 809,358
(USISSO05 + 3.69%), 7.63% ... 609 644,081
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 9,060 10,946,672
6.13%, 11/30/28
(c)
........... 503 607,746
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 6,807 4,726,209
Bellis Acquisition Co. plc
8.00%, 07/01/31
(c)
........... 5,133 6,015,587
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(c)(o)
. GBP 1,133 1,469,517
British Telecommunications plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%, 11/23/81
(a)(b)
.......... USD 2,800 2,698,617
California Buyer Ltd.
5.63%, 02/15/32
(c)
........... EUR 1,873 2,214,910
6.38%, 02/15/32
(a)
........... USD 150 151,555
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 749 1,028,384
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(b)(c)
.... 3,321 4,478,194
Connect Finco SARL, 9.00%,
09/15/29
(a)
................ USD 2,393 2,533,981
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 1,602 1,895,357
Deuce Finco plc
5.50%, 06/15/27
(a)
........... GBP 8,081 10,586,494
5.50%, 06/15/27
(c)
........... 5,085 6,661,591
Edge Finco plc, 8.13%, 08/15/31
(c)
.. 3,888 5,409,669
EG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 4,257 4,662,743
Froneri Lux FinCo. SARL, 4.75%,
08/01/32
(c)
................ EUR 1,791 2,104,279
Gatwick Airport Finance plc, 4.38%,
04/07/26
(c)
................ GBP 1,834 2,393,777

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Global Auto Holdings Ltd., 11.50%,
08/15/29
(a)
................ USD 509 $ 521,902
Global Switch Finance BV, 1.38%,
10/07/30
(c)
................ EUR 1,788 1,946,791
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 5,000 6,606,162
Howden UK Refinance plc
(a)
7.25%, 02/15/31 ............ USD 200 206,137
8.13%, 02/15/32 ............ 200 206,421
HSBC Holdings plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.64%), 6.95%
(q)
.......... 396 411,917
(1-day SOFR + 1.19%), 4.62%,
11/06/31 ............... 2,014 2,016,227
(3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 1.60%),
5.64%, 08/28/36
(c)
......... AUD 400 262,332
(1-day SOFR + 1.43%), 5.13%,
11/06/36 ............... USD 1,363 1,362,106
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 2,099 2,239,310
6.75%, 04/15/30 ............ 1,358 1,364,594
Ithaca Energy North Sea plc, 8.13%,
10/15/29
(a)
................ USD 1,800 1,887,217
Jaguar Land Rover Automotive plc,
5.88%, 01/15/28
(a)
........... 200 200,094
Lloyds Banking Group plc
(b)(q)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.44%),
7.50% ................. GBP 325 443,326
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.68%), 6.63% ........... USD 2,060 2,047,981
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(q)
............... GBP 939 646,026
4.88%, 09/26/31 ............ EUR 3,707 3,273,581
Motion Finco SARL, 7.38%, 06/15/30
(c)
1,826 1,869,007
Nationwide Building Society
(b)(c)(q)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. GBP 1,126 1,477,377
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 3,488 4,752,093
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88% ................. 400 551,136
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(q)
... 1,325 1,797,909
Ocado Group plc, 11.00%, 06/15/30
(c)
1,668 2,185,235
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 3,764 4,539,768
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 4,290 5,684,727
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
1,687 2,332,299
Stonegate Pub Co. Financing 2019 plc,
(3-mo. EURIBOR + 6.63%), 8.66%,
07/31/29
(b)(c)
............... EUR 1,055 1,198,492
Stonegate Pub Co. Financing plc,
10.75%, 07/31/29
(c)
.......... GBP 1,743 2,271,075
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 5,048 4,880,333
Thames Water Utilities Ltd., 0.00%,
03/22/27
(a)(e)
............... 38 43,425
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Virgin Media Secured Finance plc
4.25%, 01/15/30
(c)
........... GBP 2,488 $ 2,999,284
4.13%, 08/15/30
(c)
........... 4,850 5,758,145
4.50%, 08/15/30
(a)
........... USD 604 561,349
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... GBP 8,538 10,914,196
Virgin Media Vendor Financing Notes
IV DAC, 5.00%, 07/15/28
(a)
..... USD 200 195,979
Vmed O2 UK Financing I plc
4.25%, 01/31/31
(a)
........... 200 182,600
4.50%, 07/15/31
(c)
........... GBP 2,048 2,434,842
4.75%, 07/15/31
(a)
........... USD 1,825 1,689,030
5.63%, 04/15/32
(c)
........... EUR 734 861,480
Vodafone Group plc
(b)
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 .......... USD 163 171,994
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... 805 755,723
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 1,528 2,196,889
Zegona Finance plc
(c)
6.75%, 07/15/29 ............ EUR 3,188 3,880,937
6.75%, 07/15/29 ............ 2,595 3,158,648
191,191,167
United States — 4.6%
Acadia Healthcare Co., Inc., 5.50%,
07/01/28
(a)
................ USD 100 99,347
Acrisure LLC
(a)
4.25%, 02/15/29 ............ 117 112,320
7.50%, 11/06/30 ............ 193 199,616
Adient Global Holdings Ltd., 7.50%,
02/15/33
(a)
................ 100 103,369
ADT Security Corp. (The), 4.13%,
08/01/29
(a)
................ 100 96,839
Advance Auto Parts, Inc., 3.90%,
04/15/30 ................. 378 346,597
AES Corp. (The)
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55 .... 200 204,152
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.89%), 6.95%, 07/15/55 .... 100 96,749
Aethon I LP, (3-mo. CME Term SOFR
at 1.50% Floor + 6.15%), 10.08%,
01/10/27
(b)(d)
............... 5,775 5,731,303
Aethon United BR LP, 7.50%,
10/01/29
(a)
................ 199 206,454
Albertsons Cos., Inc.
(a)
4.63%, 01/15/27 ............ 100 99,792
4.88%, 02/15/30 ............ 182 179,736
6.25%, 03/15/33 ............ 230 236,425
Alcoa Nederland Holding BV, 4.13%,
03/31/29
(a)
................ 393 382,524
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 2,591 2,765,606
Allegiant Travel Co., 7.25%, 08/15/27
(a)
1,807 1,827,312
Alliant Holdings Intermediate LLC
(a)
4.25%, 10/15/27 ............ 100 98,480
6.75%, 04/15/28 ............ 267 271,848
5.88%, 11/01/29 ............ 324 323,102
7.38%, 10/01/32 ............ 599 618,049

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Allied Universal Holdco LLC
4.88%, 06/01/28
(c)
........... GBP 11,439 $ 14,611,632
6.00%, 06/01/29
(a)
........... USD 817 798,713
7.88%, 02/15/31
(a)
........... 115 119,740
Allison Transmission, Inc., 4.75%,
10/01/27
(a)
................ 100 99,465
Ally Financial, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.45%), 6.65%,
01/17/40
(b)
................ 43 43,100
Alpha Generation LLC, 6.25%,
01/15/34
(a)
................ 177 179,057
Alumina Pty. Ltd., 6.38%, 09/15/32
(a)
. 200 206,971
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... 5,023 5,273,361
4.25%, 02/15/29 ............ 4,997 4,297,159
4.25%, 02/15/29
(p)
........... 1,994 1,799,585
10.50%, 07/15/32
(a)
.......... 252 264,909
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 1,994 2,013,940
American Airlines, Inc.
(a)
5.75%, 04/20/29 ............ 600 605,368
8.50%, 05/15/29 ............ 43 44,861
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 ............ 295 280,347
6.38%, 10/15/32
(a)
........... 86 86,256
7.75%, 10/15/33
(a)
........... 130 130,183
American National Group, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.18%),
7.00%, 12/01/55
(b)
........... 157 160,336
AmeriGas Partners LP
(a)
9.38%, 06/01/28 ............ 313 324,661
9.50%, 06/01/30 ............ 153 160,998
AmWINS Group, Inc., 6.38%,
02/15/29
(a)
................ 100 101,934
Antero Midstream Partners LP, 5.38%,
06/15/29
(a)
................ 98 97,939
AP Grange Holdings LLC, (Acquired
06/21/24, cost $6,812,266), 6.50%,
03/20/45
(d)(j)
................ 6,812 7,315,011
Arches Buyer, Inc., 4.25%, 06/01/28
(a)
179 174,914
Archrock Partners LP, 6.63%,
09/01/32
(a)
................ 19 19,527
Ardagh Metal Packaging Finance USA
LLC
6.00%, 06/15/27
(a)
........... 300 300,773
2.00%, 09/01/28
(c)
........... EUR 1,995 2,206,966
4.00%, 09/01/29
(a)
........... USD 500 466,155
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
........... EUR 2,162 2,416,499
2.13%, 08/15/26
(c)
........... 5,512 6,160,986
4.13%, 08/15/26
(a)
........... USD 18,534 17,051,280
Aretec Group, Inc., 10.00%, 08/15/30
(a)
311 338,384
Arsenal AIC Parent LLC, 11.50%,
10/01/31
(a)
................ 187 207,835
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(a)
................ 131 126,145
Ascent Resources Utica Holdings LLC
(a)
6.63%, 10/15/32 ............ 173 176,425
6.63%, 07/15/33 ............ 100 101,788
Ashton Woods USA LLC
(a)
4.63%, 04/01/30 ............ 76 71,543
6.88%, 08/01/33 ............ 1,400 1,401,226
ATI, Inc., 7.25%, 08/15/30 ........ 316 331,823
Security
Par (000)
Par (000) Value
United States (continued)
Avantor Funding, Inc.
(a)
4.63%, 07/15/28 ............ USD 265 $ 260,742
3.88%, 11/01/29 ............ 80 75,981
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
785 785,491
Avient Corp., 6.25%, 11/01/31
(a)
.... 100 102,096
Avis Budget Car Rental LLC
(a)
4.75%, 04/01/28 ............ 110 105,559
5.38%, 03/01/29 ............ 174 167,579
8.25%, 01/15/30 ............ 11 11,227
8.00%, 02/15/31 ............ 149 151,436
8.38%, 06/15/32 ............ 91 93,220
Axon Enterprise, Inc.
(a)
6.13%, 03/15/30 ............ 38 39,027
6.25%, 03/15/33 ............ 100 103,361
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
136 143,140
Ball Corp.
6.00%, 06/15/29 ............ 174 178,255
2.88%, 08/15/30 ............ 16 14,629
3.13%, 09/15/31 ............ 100 91,127
4.25%, 07/01/32 ............ EUR 1,971 2,342,395
Bank of America Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25%
(b)
(q)
...................... USD 473 481,145
Bank of New York Mellon Corp. (The)
(b)
(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30% ........... 397 408,894
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.27%), 5.95% ........... 400 406,109
Bath & Body Works, Inc.
5.25%, 02/01/28 ............ 103 103,674
6.63%, 10/01/30
(a)
........... 129 132,591
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 923 964,535
Bausch + Lomb Netherlands BV, (3-mo.
EURIBOR at 0.00% Floor + 3.88%),
5.87%, 01/15/31
(b)(c)
.......... EUR 1,067 1,244,851
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 1,593 1,602,940
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(c)
........... EUR 1,521 1,801,924
10.00%, (10.00% Cash or 10.75%
PIK), 07/15/33
(a)(o)
......... USD 300 312,246
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ 39,385 42,012,271
Block, Inc.
2.75%, 06/01/26 ............ 52 51,404
5.63%, 08/15/30
(a)
........... 86 87,299
6.50%, 05/15/32 ............ 100 103,756
6.00%, 08/15/33
(a)
........... 254 259,714
Bloom Energy Corp., 0.00%, 11/15/30
(a)
(e)(p)
..................... 229 232,812
Boost Newco Borrower LLC, 7.50%,
01/15/31
(a)
................ 238 252,844
Boyd Gaming Corp., 4.75%, 06/15/31
(a)
100 96,289
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 10,181 9,857,966
Breeze Aviation Group, Inc.
(d)(j)(o)
(Acquired 01/26/24, cost
$8,905,093) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 8,905 8,749,254

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series B,(Acquired 01/26/24, cost
$4,923,390) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 USD 4,923 $ 4,837,230
Brink's Co. (The), 6.75%, 06/15/32
(a)
. 100 103,844
Buckeye Partners LP
(a)
4.50%, 03/01/28 ............ 100 98,995
6.88%, 07/01/29 ............ 135 139,811
Builders FirstSource, Inc.
(a)
6.38%, 06/15/32 ............ 100 103,636
6.38%, 03/01/34 ............ 259 268,226
6.75%, 05/15/35 ............ 139 145,943
Burford Capital Global Finance LLC,
9.25%, 07/01/31
(a)
........... 264 273,237
Caesars Entertainment, Inc.
(a)
4.63%, 10/15/29 ............ 84 79,027
7.00%, 02/15/30 ............ 335 344,688
6.50%, 02/15/32 ............ 264 266,198
California Resources Corp.
(a)
8.25%, 06/15/29 ............ 2,322 2,415,488
7.00%, 01/15/34 ............ 2,473 2,461,993
Calpine Corp., 3.75%, 03/01/31
(a)
... 95 91,195
Camelot Return Merger Sub, Inc.,
8.75%, 08/01/28
(a)
........... 290 268,081
CCO Holdings LLC
(a)
5.50%, 05/01/26 ............ 251 250,678
5.13%, 05/01/27 ............ 287 285,345
5.00%, 02/01/28 ............ 100 98,996
6.38%, 09/01/29 ............ 177 178,393
4.50%, 08/15/30 ............ 395 370,279
4.25%, 02/01/31 ............ 204 184,644
7.38%, 03/01/31 ............ 268 272,031
4.75%, 02/01/32 ............ 1,973 1,786,195
4.50%, 06/01/33 ............ 81 70,227
4.25%, 01/15/34 ............ 565 474,444
Celanese US Holdings LLC
6.85%, 11/15/28
(r)
........... 122 126,370
6.83%, 07/15/29
(r)
........... 100 102,134
6.50%, 04/15/30 ............ 163 161,639
7.05%, 11/15/30
(r)
........... 258 262,548
6.88%, 07/15/32
(r)
........... 369 370,768
Centene Corp., 4.25%, 12/15/27 ... 7,000 6,899,157
Central Garden & Pet Co., 4.13%,
04/30/31
(a)
................ 100 93,638
Central Parent LLC, 8.00%, 06/15/29
(a)
127 106,310
Central Parent, Inc., 7.25%, 06/15/29
(a)
741 608,673
Century Communities, Inc., 3.88%,
08/15/29
(a)
................ 201 188,475
Charles River Laboratories
International, Inc., 3.75%, 03/15/29
(a)
233 223,389
Chemours Co. (The)
(a)
4.63%, 11/15/29 ............ 300 263,253
8.00%, 01/15/33 ............ 284 274,498
Chobani LLC, 7.63%, 07/01/29
(a)
... 195 202,801
Churchill Downs, Inc.
(a)
4.75%, 01/15/28 ............ 182 180,363
5.75%, 04/01/30 ............ 179 179,550
Cinemark USA, Inc.
(a)
5.25%, 07/15/28 ............ 226 224,954
7.00%, 08/01/32 ............ 161 166,847
Citigroup, Inc.
(b)(q)
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 464 477,324
Security
Par (000)
Par (000) Value
United States (continued)
Series GG, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.89%),
6.88% ................. USD 481 $ 495,610
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 2,792 2,778,162
8.38%, 07/01/28 ............ 2,743 2,834,161
8.63%, 11/01/30 ............ 2,265 2,341,654
Clarios Global LP
4.75%, 06/15/31
(c)
........... EUR 2,538 2,983,928
6.75%, 09/15/32
(a)
........... USD 578 591,399
Clarivate Science Holdings Corp.,
3.88%, 07/01/28
(a)
........... 285 274,471
Clear Channel Outdoor Holdings, Inc.
(a)
7.88%, 04/01/30 ............ 271 284,107
7.50%, 03/15/33 ............ 125 130,708
Cleveland-Cliffs, Inc.
(a)
6.75%, 04/15/30 ............ 110 112,438
7.00%, 03/15/32 ............ 407 416,155
7.38%, 05/01/33 ............ 135 139,668
7.63%, 01/15/34 ............ 202 210,012
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 4,988 5,025,649
9.00%, 09/30/29 ............ 2,258 2,335,540
8.25%, 06/30/32 ............ 1,724 1,811,603
Clydesdale Acquisition Holdings, Inc.
(a)
6.63%, 04/15/29 ............ 182 182,727
8.75%, 04/15/30 ............ 1,929 1,932,945
6.75%, 04/15/32 ............ 128 128,435
CNX Resources Corp.
(a)
6.00%, 01/15/29 ............ 81 81,325
7.38%, 01/15/31 ............ 92 95,229
7.25%, 03/01/32 ............ 100 104,265
Cogent Communications Group LLC
(a)
7.00%, 06/15/27 ............ 100 99,775
7.00%, 06/15/27 ............ 293 292,065
6.50%, 07/01/32 ............ 53 50,613
CommScope LLC, 9.50%, 12/15/31
(a)
1,155 1,176,496
Community Health Systems, Inc.
(a)
4.75%, 02/15/31 ............ 339 302,626
10.88%, 01/15/32 ........... 587 632,803
9.75%, 01/15/34 ............ 300 317,636
Comstock Resources, Inc., 6.75%,
03/01/29
(a)
................ 360 356,466
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(p)
..................... 894 1,136,497
CoreWeave, Inc.
(a)
9.25%, 06/01/30 ............ 964 973,376
9.00%, 02/01/31 ............ 29 29,085
Cornerstone Building Brands, Inc.,
9.50%, 08/15/29
(a)
........... 371 342,330
Credit Acceptance Corp.
(a)
9.25%, 12/15/28 ............ 100 104,871
6.63%, 03/15/30 ............ 378 377,819
Crescent Energy Finance LLC
(a)
7.63%, 04/01/32 ............ 208 201,665
7.38%, 01/15/33 ............ 2,294 2,166,645
8.38%, 01/15/34 ............ 108 105,632
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 6,480 6,012,691
11.25%, 05/15/28 ........... 1,398 1,226,581
11.75%, 01/31/29 ........... 3,068 2,423,599
Cushman & Wakefield US Borrower
LLC, 8.88%, 09/01/31
(a)
....... 149 159,612
CVR Energy, Inc., 8.50%, 01/15/29
(a)
. 155 158,850

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CVS Health Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00%,
03/10/55
(b)
................ USD 323 $ 339,370
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 2,883 3,557,269
Dana, Inc., 5.38%, 11/15/27 ....... USD 100 99,910
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ EUR 2,347 2,758,806
Darling Ingredients, Inc., 6.00%,
06/15/30
(a)
................ USD 399 403,268
DaVita, Inc., 6.88%, 09/01/32
(a)
.... 101 104,629
Delek Logistics Partners LP, 8.63%,
03/15/29
(a)
................ 339 353,824
DENTSPLY SIRONA, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.38%), 8.38%,
09/12/55
(b)
................ 242 249,194
DirecTV Financing LLC
(a)
8.88%, 02/01/30 ............ 414 411,549
10.00%, 02/15/31 ........... 817 813,636
Discovery Communications LLC
4.13%, 05/15/29 ............ 106 102,540
3.63%, 05/15/30 ............ 62 57,381
5.00%, 09/20/37 ............ 242 204,732
6.35%, 06/01/40 ............ 207 185,700
EchoStar Corp.
0.00%, 12/15/25
(e)(p)
.......... 5,722 5,607,560
3.38%, 08/15/26
(p)
........... 1,604 1,540,642
10.75%, 11/30/29 ........... 345 379,802
6.75%, (6.75% Cash or 6.75% PIK),
11/30/30
(o)
.............. 345 347,082
Edgewell Personal Care Co., 4.13%,
04/01/29
(a)
................ 370 351,411
Edison International
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53 .... 250 258,017
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88%, 06/15/54 .... 37 38,081
EMRLD Borrower LP, 6.63%,
12/15/30
(a)
................ 216 222,055
Encompass Health Corp.
4.75%, 02/01/30 ............ 133 131,599
4.63%, 04/01/31 ............ 100 97,553
Encore Capital Group, Inc., 9.25%,
04/01/29
(a)
................ 299 313,895
Endo Finance Holdings, Inc., 8.50%,
04/15/31
(a)
................ 437 463,186
Energizer Holdings, Inc., 4.38%,
03/31/29
(a)
................ 106 101,741
Energy Transfer LP, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.02%), 8.00%,
05/15/54
(b)
................ 116 123,832
Entegris, Inc.
(a)
4.38%, 04/15/28 ............ 102 100,297
4.75%, 04/15/29 ............ 280 278,268
EQT Corp., 7.50%, 06/01/30 ...... 865 952,956
EquipmentShare.com, Inc.
(a)
9.00%, 05/15/28 ............ 400 403,016
8.63%, 05/15/32 ............ 102 102,937
8.00%, 03/15/33 ............ 100 98,031
Fair Isaac Corp., 4.00%, 06/15/28
(a)
. 153 149,947
Security
Par (000)
Par (000) Value
United States (continued)
Fertitta Entertainment LLC, 6.75%,
01/15/30
(a)
................ USD 741 $ 686,864
Figeac Aero North America,
Inc., (Acquired 07/16/25, cost
$7,621,252), 7.79%, 07/23/30
(c)(d)(j)
EUR 6,550 7,568,732
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 14,717 14,939,683
FirstCash, Inc., 6.88%, 03/01/32
(a)
.. 282 292,611
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 497 507,944
FLYR - Secured Note, 10.00%,
05/10/27
(d)
................ 7,060 2,658,722
FMC Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.37%), 8.45%,
11/01/55
(b)
................ 130 126,162
Ford Motor Credit Co. LLC
6.95%, 03/06/26 ............ 1,425 1,433,380
6.95%, 06/10/26 ............ 3,506 3,550,853
4.54%, 08/01/26 ............ 1,396 1,392,918
5.13%, 11/05/26 ............ 2,822 2,831,467
4.27%, 01/09/27 ............ 2,830 2,812,316
Freedom Mortgage Corp., 12.25%,
10/01/30
(a)
................ 256 284,970
Freedom Mortgage Holdings LLC,
7.88%, 04/01/33
(a)
........... 100 102,720
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 4,308 4,351,394
6.00%, 01/15/30 ............ 700 709,829
8.75%, 05/15/30 ............ 9,313 9,742,394
8.63%, 03/15/31 ............ 7,096 7,491,134
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 7,885 8,197,877
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 5,085 5,250,262
FTAI Aviation Investors LLC
(a)
5.50%, 05/01/28 ............ 164 164,121
7.00%, 06/15/32 ............ 270 282,790
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 262 232,619
Galaxy Digital, Inc., 0.50%, 05/01/31
(a)(p)
2,576 2,539,936
Gap, Inc. (The)
(a)
3.63%, 10/01/29 ............ 120 112,900
3.88%, 10/01/31 ............ 163 148,450
Gen Digital, Inc., 7.13%, 09/30/30
(a)
. 239 246,656
GEO Group, Inc. (The), 8.63%,
04/15/29 ................. 215 226,893
Global Medical Response, Inc., 7.38%,
10/01/32
(a)
................ 6 6,278
Global Net Lease, Inc., 3.75%,
12/15/27
(a)
................ 200 193,904
Global Partners LP
(a)
8.25%, 01/15/32 ............ 135 141,134
7.13%, 07/01/33 ............ 100 101,416
Global Payments, Inc., 4.88%, 03/17/31 EUR 1,697 2,054,852
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(a)
................ USD 127 126,856
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ............ 42 39,976
5.63%, 04/30/33 ............ 400 360,604
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 1,905 666,837
5.50%, 05/01/28 ............ 1,300 1,085,709

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Gray Media, Inc.
(a)
10.50%, 07/15/29 ........... USD 150 $ 161,645
9.63%, 07/15/32 ............ 784 787,862
Group 1 Automotive, Inc., 6.38%,
01/15/30
(a)
................ 46 46,920
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%,
02/14/30
(b)
................ 26,850 27,201,466
Harvest Midstream I LP, 7.50%,
09/01/28
(a)
................ 355 358,889
HCA, Inc.
4.90%, 11/15/35 ............ 910 899,186
5.70%, 11/15/55 ............ 1,030 1,004,622
Herc Holdings, Inc.
(a)
6.63%, 06/15/29 ............ 84 86,744
7.25%, 06/15/33 ............ 345 363,734
Hess Midstream Operations LP, 6.50%,
06/01/29
(a)
................ 300 310,861
Hilcorp Energy I LP
(a)
6.00%, 02/01/31 ............ 269 254,695
6.25%, 04/15/32 ............ 96 91,142
6.88%, 05/15/34 ............ 255 242,249
7.25%, 02/15/35 ............ 134 129,079
Hilton Domestic Operating Co., Inc.
(a)
5.88%, 04/01/29 ............ 236 240,912
5.88%, 03/15/33 ............ 100 102,503
5.75%, 09/15/33 ............ 290 295,437
Hilton Grand Vacations Borrower LLC
(a)
4.88%, 07/01/31 ............ 113 104,474
6.63%, 01/15/32 ............ 343 348,069
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 38,780 39,458,650
Howard Hughes Corp. (The)
(a)
5.38%, 08/01/28 ............ 122 121,799
4.13%, 02/01/29 ............ 134 128,791
4.38%, 02/01/31 ............ 148 139,535
Howard Midstream Energy Partners
LLC, 7.38%, 07/15/32
(a)
....... 86 90,116
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 223 232,812
Huntsman International LLC
4.50%, 05/01/29 ............ 105 97,071
2.95%, 06/15/31 ............ 100 81,117
Hyundai Capital America, (1-day SOFR
at 0.00% Floor + 1.35%), 5.64%,
03/27/30
(b)(c)
............... 800 806,664
iHeartCommunications, Inc., 9.13%,
05/01/29
(a)
................ 601 552,980
Imola Merger Corp., 4.75%, 05/15/29
(a)
203 200,098
ION Platform Finance US, Inc.
(a)
5.75%, 05/15/28 ............ 2,000 1,909,885
9.50%, 05/30/29 ............ 400 408,737
IQVIA, Inc.
(a)
5.00%, 10/15/26 ............ 400 399,388
6.25%, 06/01/32 ............ 100 104,226
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(a)
. 210 202,991
Iron Mountain, Inc.
4.88%, 09/15/27
(a)
........... 228 227,292
7.00%, 02/15/29
(a)
........... 103 106,095
4.88%, 09/15/29
(a)
........... 214 211,197
5.25%, 07/15/30
(a)
........... 100 99,534
4.50%, 02/15/31
(a)
........... 138 132,362
4.75%, 01/15/34
(c)
........... EUR 2,020 2,337,084
Security
Par (000)
Par (000) Value
United States (continued)
4.75%, 01/15/34
(c)
........... EUR 695 $ 804,096
ITT Holdings LLC, 6.50%, 08/01/29
(a)
USD 190 184,029
Jane Street Group
(a)
7.13%, 04/30/31 ............ 399 418,698
6.13%, 11/01/32 ............ 120 122,109
Jazz Securities DAC, 4.38%,
01/15/29
(a)
................ 300 293,939
Jefferies Finance LLC
(a)
5.00%, 08/15/28 ............ 200 189,375
6.63%, 10/15/31 ............ 200 197,054
Jefferson Capital Holdings LLC, 8.25%,
05/15/30
(a)
................ 68 70,499
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 437 429,525
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 982 871,323
JPMorgan Chase & Co., Series OO, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(b)(q)
................. 410 425,534
K. Hovnanian Enterprises, Inc., 8.38%,
10/01/33
(a)
................ 111 113,635
Kaiser Aluminum Corp., 4.50%,
06/01/31
(a)
................ 161 153,622
KeHE Distributors LLC, 9.00%,
02/15/29
(a)
................ 303 317,244
KFC Holding Co., 4.75%, 06/01/27
(a)
. 39 38,920
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
256 262,931
Kodiak Gas Services LLC, 6.50%,
10/01/33
(a)
................ 100 102,474
Kohl's Corp., 5.13%, 05/01/31
(r)
.... 488 378,153
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ EUR 1,641 1,876,073
Lamar Media Corp., 4.88%, 01/15/29 USD 131 129,847
Lamb Weston Holdings, Inc., 4.38%,
01/31/32
(a)
................ 250 238,330
LCM Investments Holdings II LLC,
8.25%, 08/01/31
(a)
........... 207 217,793
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.76%, 01/05/28
(a)(b)(d)
. 20,713 19,263,488
Level 3 Financing, Inc.
(a)
6.88%, 06/30/33 ............ 458 469,123
7.00%, 03/31/34 ............ 86 88,357
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 3,999 3,837,600
LifePoint Health, Inc.
(a)
9.88%, 08/15/30 ............ 265 286,097
11.00%, 10/15/30 ........... 119 131,210
8.38%, 02/15/32 ............ 227 245,112
Light & Wonder International, Inc.,
6.25%, 10/01/33
(a)
........... 116 115,487
Lithia Motors, Inc.
(a)
5.50%, 10/01/30 ............ 245 245,427
4.38%, 01/15/31 ............ 169 161,111
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(a)
................ 132 131,576
Magnera Corp.
(a)
4.75%, 11/15/29 ............ 234 194,852
7.25%, 11/15/31 ............ 238 205,502
Marriott Ownership Resorts, Inc.,
6.50%, 10/01/33
(a)
........... 44 43,384
Matador Resources Co.
(a)
6.50%, 04/15/32 ............ 122 123,124
6.25%, 04/15/33 ............ 273 272,597
Match Group Holdings II LLC
(a)
4.63%, 06/01/28 ............ 178 175,435
4.13%, 08/01/30 ............ 62 58,355

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.13%, 09/15/33 ............ USD 100 $ 100,672
Mauser Packaging Solutions Holding
Co.
(a)
7.88%, 04/15/27 ............ 2,260 2,265,937
9.25%, 04/15/27 ............ 1,471 1,452,481
McAfee Corp., 7.38%, 02/15/30
(a)
... 630 576,727
McGraw-Hill Education, Inc., 7.38%,
09/01/31
(a)
................ 198 203,197
Medline Borrower LP
(a)
3.88%, 04/01/29 ............ 483 469,141
6.25%, 04/01/29 ............ 206 211,923
5.25%, 10/01/29 ............ 100 99,620
Methanex US Operations, Inc., 6.25%,
03/15/32
(a)
................ 100 101,728
MGM Resorts International, 6.50%,
04/15/32 ................. 704 714,814
Millrose Properties, Inc., 6.38%,
08/01/30
(a)
................ 125 126,630
Miter Brands Acquisition Holdco, Inc.,
6.75%, 04/01/32
(a)
........... 188 192,973
Mohegan Tribal Gaming Authority,
11.88%, 04/15/31
(a)
.......... 622 649,013
Molina Healthcare, Inc.
(a)
4.38%, 06/15/28 ............ 35 34,091
3.88%, 11/15/30 ............ 285 262,890
MPT Operating Partnership LP, 7.00%,
02/15/32
(c)
................ EUR 1,680 2,013,375
Murphy Oil USA, Inc., 3.75%,
02/15/31
(a)
................ USD 29 26,988
NCL Corp. Ltd.
(a)
6.75%, 02/01/32 ............ 207 212,705
6.25%, 09/15/33 ............ 200 202,284
NCL Finance Ltd., 6.13%, 03/15/28
(a)
109 111,305
NCR Atleos Corp., 9.50%, 04/01/29
(a)
4,352 4,699,834
NCR Voyix Corp., 5.13%, 04/15/29
(a)
. 171 169,227
New Generation Co., (3-mo. CME Term
SOFR at 2.00% Floor + 5.75%),
10.34%, 09/30/29
(a)(b)(d)
........ 16,805 16,888,753
Newell Brands, Inc.
6.38%, 09/15/27 ............ 129 128,658
6.63%, 09/15/29 ............ 246 240,577
6.63%, 05/15/32 ............ 236 221,840
Nissan Motor Acceptance Co. LLC
(a)
1.85%, 09/16/26 ............ 274 265,448
5.63%, 09/29/28 ............ 346 345,744
Noble Finance II LLC, 8.00%,
04/15/30
(a)
................ 380 394,380
Nordstrom, Inc., 4.25%, 08/01/31 ... 96 87,412
Northern Oil & Gas, Inc.
(a)
8.75%, 06/15/31 ............ 190 193,646
7.88%, 10/15/33 ............ 1,338 1,303,216
Novelis Corp.
(a)
4.75%, 01/30/30 ............ 271 261,854
6.88%, 01/30/30 ............ 157 162,972
NRG Energy, Inc.
(a)
3.38%, 02/15/29 ............ 186 176,878
5.25%, 06/15/29 ............ 293 294,270
5.75%, 07/15/29 ............ 75 75,284
3.88%, 02/15/32 ............ 221 205,104
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 1,690 1,725,353
Olin Corp., 6.63%, 04/01/33
(a)
..... 161 159,435
Olympus Water US Holding Corp.
7.25%, 06/15/31
(a)
........... 227 227,136
6.13%, 02/15/33
(c)
........... EUR 2,724 3,108,418
Security
Par (000)
Par (000) Value
United States (continued)
7.25%, 02/15/33
(a)
........... USD 570 $ 567,361
OneMain Finance Corp., 7.13%,
11/15/31 .................. 500 518,112
OT Midco, Inc., 10.00%, 02/15/30
(a)
.. 5,992 3,505,474
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 100 99,598
7.38%, 02/15/31 ............ 100 105,636
Owens-Brockway Glass Container, Inc.,
7.25%, 05/15/31
(a)
........... 91 89,181
Palomino Funding Trust I, 7.23%,
05/17/28
(a)
................ 665 703,694
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(a)
................ 314 324,512
Paramount Global
(b)
(3-mo. SOFR + 4.16%), 6.25%,
02/28/57 ............... 276 270,480
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62 .... 248 244,290
Park Intermediate Holdings LLC
(a)
5.88%, 10/01/28 ............ 100 99,911
4.88%, 05/15/29 ............ 133 129,177
Park River Holdings, Inc., 8.00%,
03/15/31
(a)
................ 100 102,944
PennyMac Financial Services, Inc.
(a)
7.88%, 12/15/29 ............ 284 301,793
7.13%, 11/15/30 ............ 210 219,866
5.75%, 09/15/31 ............ 80 79,808
6.88%, 05/15/32 ............ 115 119,955
Permian Resources Operating LLC
(a)
8.00%, 04/15/27 ............ 2,126 2,155,282
5.88%, 07/01/29 ............ 201 201,176
7.00%, 01/15/32 ............ 230 238,614
Perrigo Finance Unlimited Co., 4.90%,
06/15/30
(r)
................. 200 195,635
PetSmart LLC, 10.00%, 09/15/33
(a)
.. 525 527,221
PG&E Corp.
5.25%, 07/01/30 ............ 100 98,961
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38%, 03/15/55
(b)
... 406 417,581
Pilgrim's Pride Corp., 6.25%, 07/01/33 192 204,726
Pioneer Midco LLC, 10.50%, 11/18/30
(a)
(b)(d)
..................... 17,949 17,993,638
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
6,234 6,261,517
Post Holdings, Inc.
(a)
5.50%, 12/15/29 ............ 187 187,094
4.63%, 04/15/30 ............ 62 60,112
4.50%, 09/15/31 ............ 110 103,298
6.25%, 02/15/32 ............ 162 166,518
6.38%, 03/01/33 ............ 61 61,780
Prestige Brands, Inc., 5.13%,
01/15/28
(a)
................ 100 99,686
Prime Security Services Borrower LLC,
3.38%, 08/31/27
(a)
........... 253 246,388
Primo Water Holdings, Inc., 4.38%,
04/30/29
(a)
................ 126 122,534
Qnity Electronics, Inc., 5.75%,
08/15/32
(a)
................ 30 30,529
Quikrete Holdings, Inc.
(a)
6.38%, 03/01/32 ............ 264 273,824
6.75%, 03/01/33 ............ 167 173,773
QXO Building Products, Inc., 6.75%,
04/30/32
(a)
................ 172 178,064
Resorts World Las Vegas LLC, 8.45%,
07/27/30
(a)
................ 200 202,750

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Reworld Holding Corp., 4.88%,
12/01/29
(a)
................ USD 123 $ 115,576
RHP Hotel Properties LP, 6.50%,
04/01/32
(a)
................ 284 292,157
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 8,317 8,857,297
Rocket Cos., Inc.
(a)
6.50%, 08/01/29 ............ 278 288,351
7.13%, 02/01/32 ............ 340 356,969
Rocket Mortgage LLC
(a)
2.88%, 10/15/26 ............ 165 161,965
3.88%, 03/01/31 ............ 130 122,206
Rocket Software, Inc., 9.00%,
11/28/28
(a)
................ 140 144,267
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
................ 200 198,281
RR Donnelley & Sons Co., 10.88%,
08/01/29
(a)
................ 600 603,135
Ryan Specialty LLC, 5.88%, 08/01/32
(a)
126 128,102
Sabre GLBL, Inc.
(a)
10.75%, 11/15/29 ........... 7,449 7,076,550
11.13%, 07/15/30 ........... 2,427 2,293,515
SBA Communications Corp.
3.88%, 02/15/27 ............ 436 431,122
3.13%, 02/01/29 ............ 110 103,982
Schneider Electric SE, Series SUFP,
1.25%, 09/23/33
(c)(p)
.......... EUR 4,500 5,414,560
SCIH Salt Holdings, Inc., 4.88%,
05/01/28
(a)
................ USD 104 102,863
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31 ................. 42 38,882
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ 5,827 6,190,933
5.88%, 07/15/30 ............ 835 855,499
8.50%, 07/15/31 ............ 3,134 3,335,714
9.63%, 12/01/32 ............ 5,166 5,888,661
Sealed Air Corp.
(a)
4.00%, 12/01/27 ............ 97 95,589
5.00%, 04/15/29 ............ 6 5,958
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 1,431 1,451,604
Sensata Technologies BV, 4.00%,
04/15/29
(a)
................ 200 194,908
Sensata Technologies, Inc., 3.75%,
02/15/31
(a)
................ 171 158,941
Service Corp. International
5.13%, 06/01/29 ............ 100 100,048
3.38%, 08/15/30 ............ 211 196,074
5.75%, 10/15/32 ............ 100 101,455
Service Properties Trust
4.95%, 02/15/27 ............ 100 99,744
0.00%, 09/30/27
(a)(e)
.......... 4,092 3,607,203
8.38%, 06/15/29 ............ 10,556 10,485,943
4.38%, 02/15/30 ............ 842 708,649
8.63%, 11/15/31
(a)
........... 1,030 1,086,482
8.88%, 06/15/32 ............ 8,995 8,877,006
Shift4 Payments LLC
6.75%, 08/15/32
(a)
........... 150 154,925
5.50%, 05/15/33
(c)
........... EUR 2,002 2,386,385
Sirius XM Radio LLC
(a)
5.00%, 08/01/27 ............ USD 332 331,229
4.00%, 07/15/28 ............ 373 362,527
4.13%, 07/01/30 ............ 387 364,251
Six Flags Entertainment Corp.
5.38%, 04/15/27 ............ 106 105,534
Security
Par (000)
Par (000) Value
United States (continued)
5.50%, 04/15/27
(a)
........... USD 125 $ 124,514
7.25%, 05/15/31
(a)
........... 155 155,381
6.63%, 05/01/32
(a)
........... 227 230,501
SLM Corp.
3.13%, 11/02/26 ............ 207 203,383
6.50%, 01/31/30 ............ 93 96,424
SM Energy Co.
(a)
6.75%, 08/01/29 ............ 996 993,920
7.00%, 08/01/32 ............ 183 179,022
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31
(a)
........... 283 297,999
Snap, Inc., 6.88%, 03/15/34
(a)
..... 92 93,646
Solaris Energy Infrastructure, Inc.
(p)
4.75%, 05/01/30
(a)
........... 7,574 16,927,890
0.25%, 10/01/31 ............ 15,767 18,746,963
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(o)
. 25,670 8,922,463
Sonic Automotive, Inc., 4.63%,
11/15/29
(a)
................ 41 39,869
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 5,300 5,565,923
9.75%, 11/15/30 ............ 11,736 12,893,979
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(g)(n)
............. 148 140,762
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 1,675 1,569,287
Series 2017-1A,Class A, 3.65%,
02/15/30
(g)(n)
............. 4,398 4,019,671
Stagwell Global LLC, 5.63%, 08/15/29
(a)
83 79,081
Standard Building Solutions, Inc.,
6.25%, 08/01/33
(a)
........... 100 101,975
Standard Industries, Inc.
(a)
4.75%, 01/15/28 ............ 394 392,721
4.38%, 07/15/30 ............ 100 96,446
3.38%, 01/15/31 ............ 173 157,550
Star Parent, Inc., 9.00%, 10/01/30
(a)
. 250 266,944
Starwood Property Trust, Inc.
(a)
4.38%, 01/15/27 ............ 210 208,128
5.25%, 10/15/28 ............ 100 100,362
6.00%, 04/15/30 ............ 117 119,493
6.50%, 07/01/30 ............ 100 104,005
6.50%, 10/15/30 ............ 100 104,043
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)
................ 17,943 16,866,420
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 1,061 846,147
Station Casinos LLC, 6.63%,
03/15/32
(a)
................ 100 101,637
Stem, Inc., 0.50%, 12/01/28
(a)(p)
.... 749 232,190
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 1,308 1,371,476
Sunoco LP
(a)
7.00%, 09/15/28 ............ 34 35,064
7.00%, 05/01/29 ............ 100 103,948
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.23%), 7.88%
(b)(q)
......... 2,495 2,533,673
5.63%, 03/15/31 ............ 433 433,279
6.25%, 07/01/33 ............ 192 196,054
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 3,270 3,469,905
Tallgrass Energy Partners LP
(a)
6.00%, 12/31/30 ............ 291 288,778
6.00%, 09/01/31 ............ 44 43,258

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.75%, 03/15/34 ............ USD 85 $ 84,346
Taylor Morrison Communities, Inc.,
5.88%, 06/15/27
(a)
........... 100 100,999
TEGNA, Inc., 4.63%, 03/15/28 ..... 216 213,192
Teleflex, Inc.
4.63%, 11/15/27 ............ 167 166,142
4.25%, 06/01/28
(a)
........... 100 97,978
Tenet Healthcare Corp.
5.13%, 11/01/27 ............ 186 185,793
4.63%, 06/15/28 ............ 374 372,501
4.25%, 06/01/29 ............ 473 462,439
4.38%, 01/15/30 ............ 74 72,222
6.13%, 06/15/30 ............ 433 441,028
Tenneco, Inc., 8.00%, 11/17/28
(a)
... 649 647,229
Terex Corp.
(a)
5.00%, 05/15/29 ............ 40 39,258
6.25%, 10/15/32 ............ 290 294,116
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 7,458 7,337,030
TKC Holdings, Inc., 10.50%, 05/15/29
(a)
103 105,923
TransDigm, Inc.
4.63%, 01/15/29 ............ 92 90,491
6.88%, 12/15/30
(a)
........... 131 136,006
7.13%, 12/01/31
(a)
........... 219 228,475
6.63%, 03/01/32
(a)
........... 1,007 1,041,318
6.00%, 01/15/33
(a)
........... 194 197,081
6.38%, 05/31/33
(a)
........... 347 353,708
Transocean International Ltd.
(a)
8.25%, 05/15/29 ............ 3,021 3,038,685
7.88%, 10/15/32 ............ 100 102,985
Transocean Titan Financing Ltd.,
8.38%, 02/01/28
(a)
........... 385 395,145
Travel + Leisure Co.
6.63%, 07/31/26
(a)
........... 145 146,091
6.00%, 04/01/27
(r)
........... 100 101,403
4.50%, 12/01/29
(a)
........... 100 97,356
Tronox, Inc., 4.63%, 03/15/29
(a)
.... 1,176 722,979
Twilio, Inc., 3.63%, 03/15/29 ...... 93 89,329
UKG, Inc., 6.88%, 02/01/31
(a)
...... 243 250,134
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 701 666,298
United Rentals North America, Inc.
4.00%, 07/15/30 ............ 277 266,020
3.75%, 01/15/32 ............ 210 195,370
6.13%, 03/15/34
(a)
........... 124 129,392
United Wholesale Mortgage LLC
(a)
5.75%, 06/15/27 ............ 91 91,155
5.50%, 04/15/29 ............ 734 722,876
Uniti Group LP, 4.75%, 04/15/28
(a)
... 511 499,445
Univision Communications, Inc.
(a)
7.38%, 06/30/30 ............ 166 166,559
8.50%, 07/31/31 ............ 315 322,183
9.38%, 08/01/32 ............ 327 345,172
US Foods, Inc.
(a)
6.88%, 09/15/28 ............ 417 430,064
7.25%, 01/15/32 ............ 101 105,966
USA Compression Partners LP, 7.13%,
03/15/29
(a)
................ 100 103,284
UWM Holdings LLC
(a)
6.63%, 02/01/30 ............ 2,475 2,521,493
6.25%, 03/15/31 ............ 317 316,430
Vail Resorts, Inc., 5.63%, 07/15/30
(a)
. 100 101,283
Security
Par (000)
Par (000) Value
United States (continued)
Valaris Ltd., 8.38%, 04/30/30
(a)
..... USD 13 $ 13,558
Venture Global Calcasieu Pass LLC
(a)
3.88%, 08/15/29 ............ 238 225,456
6.25%, 01/15/30 ............ 100 102,015
4.13%, 08/15/31 ............ 112 103,548
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 445 458,406
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(q)
......... 3,017 2,819,887
7.00%, 01/15/30 ............ 1,898 1,920,738
9.88%, 02/01/32 ............ 1,457 1,556,297
Venture Global Plaquemines LNG
LLC
(a)
7.50%, 05/01/33 ............ 393 432,182
7.75%, 05/01/35 ............ 38 42,879
6.75%, 01/15/36 ............ 181 191,699
Versant Media Group, Inc., 7.25%,
01/30/31
(a)
................ 144 146,783
Viasat, Inc., 5.63%, 04/15/27
(a)
..... 256 255,795
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
56 56,317
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 10,588 10,591,441
4.38%, 05/01/29 ............ 47 46,148
7.75%, 10/15/31 ............ 425 451,024
6.88%, 04/15/32 ............ 184 193,263
Vital Energy, Inc.
9.75%, 10/15/30 ............ 194 199,464
7.88%, 04/15/32
(a)
........... 165 156,149
VoltaGrid LLC, 7.38%, 11/01/30
(a)
... 4,732 4,812,690
Voyager Parent LLC, 9.25%, 07/01/32
(a)
316 331,289
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ............ 9,051 8,959,947
4.28%, 03/15/32 ............ 145 132,811
Wayfair LLC, 7.25%, 10/31/29
(a)
.... 258 266,790
Weatherford International Ltd., 8.63%,
04/30/30
(a)
................ 151 153,989
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 68 66,413
WESCO Distribution, Inc., 6.38%,
03/15/33
(a)
................ 119 124,311
Whirlpool Corp., 6.50%, 06/15/33 ... 189 184,395
Williams Scotsman, Inc.
(a)
4.63%, 08/15/28 ............ 255 251,658
6.63%, 06/15/29 ............ 100 102,957
Windstream Services LLC, 7.50%,
10/15/33
(a)
................ 700 698,733
Wolfspeed, Inc.
2.50%, 06/15/31
(a)(p)
.......... 52 112,970
2.50%, 06/15/31
(p)
........... 33 71,692
7.00%, (7.00% Cash or 12.00%
PIK), 06/15/31
(o)
.......... 124 105,548
WR Grace Holdings LLC, 4.88%,
06/15/27
(a)
................ 146 144,681
WULF Compute LLC, 7.75%,
10/15/30
(a)
................ 162 168,298
Wynn Resorts Finance LLC, 7.13%,
02/15/31
(a)
................ 191 205,110
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 7,533 7,702,184
13.50%, 04/15/31 ........... 4,450 4,303,688
XPLR Infrastructure Operating Partners
LP
(a)
4.50%, 09/15/27 ............ 100 97,806
8.63%, 03/15/33 ............ 475 498,379

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Yum! Brands, Inc.
4.75%, 01/15/30
(a)
........... USD 141 $ 140,647
3.63%, 03/15/31 ............ 143 134,257
Zayo Group Holdings, Inc., 6.25%,
(6.25% Cash or 0.50% PIK),
03/09/30
(a)(b)(o)
.............. 573 544,600
776,893,375
Uzbekistan — 0.0%
Navoi Mining & Metallurgical
Combinat
(a)
6.70%, 10/17/28 ............ 499 518,461
6.95%, 10/17/31 ............ 631 674,381
1,192,842
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%, 05/07/29
(c)
........... 678 669,402
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%,
03/01/29
(a)
................ 2,103 2,220,537
Total Corporate Bonds — 11.0%
(Cost: $2,051,110,113) ............................ 1,871,363,948
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
12/17/29
(s)
................ EUR 5,236 6,386,830
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 18,600 18,752,978
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 1,707 1,710,994
20,463,972
Total Fixed Rate Loan Interests — 0.1%
(Cost: $25,987,885) .............................. 26,850,802
Floating Rate Loan Interests
Belgium — 0.0%
United Petfood Finance BV, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.58%
,
 02/26/32
(b)
........... EUR 4,978 5,738,266
Canada — 0.1%
(b)
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.21%
,
 01/15/31 ............ USD 4,173 4,194,466
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.14%
,
 01/28/32 ...... EUR 5,000 5,777,658
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.05%
,
 02/01/29 ............ USD 1,746 1,745,027
11,717,151
Security
Par (000)
Par (000) Value
Finland — 0.0%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.50%
,
 08/05/31
(b)
........... EUR 6,188 $ 7,179,822
France — 0.3%
(b)
Artemis BidCo Ltd., Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.77%
,
 08/07/32 ............ 3,583 4,157,984
Atos SE, 1st Lien Term Loan,
(3-mo. EURIBOR + 2.60%),
4.62%
,
 12/17/30 ............ 6,780 7,209,796
Banijay Entertainment SAS, Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.28%
,
 02/10/32 ............ 3,093 3,572,959
Claudius Finance Parent SARL, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.82%
,
 01/31/30 ............ 4,500 5,191,230
Hestiafloor 2 SASU, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.50%
,
 02/27/30 ..... 2,941 3,404,555
Holding Socotec, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.50%
,
 06/02/31 . 3,955 4,584,943
HomeVi SAS, 1st Lien Term Loan B,
10/31/29
(s)
................ 1,000 1,153,249
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.10%
,
 12/29/28 ............ 6,000 6,700,885
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.00%
,
 02/03/31 . 7,296 8,458,727
Ramsay Generale De Sante SA,
Facility 1st Lien Term Loan B5,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.27%
,
 08/13/31 ...... 3,000 3,465,419
Talbot Participation SAS, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.51%
,
 07/07/32 ............ 3,360 3,895,406
51,795,153
Germany — 0.4%
(b)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.03%
,
 08/22/31 ............ 3,660 4,232,846
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... 6,879 7,966,245
CTEC III GmbH, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.78%
,
 03/16/29 . 3,000 3,447,369
IFCO Management GmbH, 1st Lien
Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.39%
,
 11/29/29 ............ 5,000 5,772,932

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Kleopatra Finco SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
6.79%
,
 02/12/26
(d)(g)(n)
......... EUR 4,266 $ 2,237,328
Minimax Viking GmbH, Facility 1st Lien
Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 2.50%), 4.40% -
4.41%
,
 03/17/32 ............ 1,500 1,735,113
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.75%
,
 09/16/30 ...... 6,089 7,033,320
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.53%
,
 02/21/30 ............ 6,177 7,138,163
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.03%
,
 10/31/28 ...... 1,000 1,140,766
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.00%
,
 01/13/31 . 2,667 3,081,479
Speedster Bidco GmbH, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.62%
,
 12/10/31 . 5,330 6,185,892
Tele Columbus AG, Facility 1st Lien
Term Loan B, 01/01/29
(s)
....... 3,712 2,822,208
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.33%
,
 04/30/30 ............ 4,948 5,734,601
58,528,262
Ireland — 0.0%
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.07%
,
 01/26/32
(b)
4,272 4,960,194
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05%, 07/06/27 .... 8,930 8,028,633
(Daily SONIA at 0.00% Floor +
8.00%), 11.97%, 07/06/27 .... GBP 5,520 5,647,945
13,676,578
Luxembourg — 0.5%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 5.89%
,
 09/29/28 ..... EUR 4,000 4,605,113
Albion Financing 3 SARL, 1st Lien Term
Loan, 05/21/31
(s)
............ 3,000 3,475,897
Althea Acquisition Bidco SARL, 1st Lien
Term Loan B, 10/07/32
(s)
....... 6,250 7,186,052
Altice Financing SA, 1st Lien Term
Loan, 10/29/27
(s)
............ 1,039 936,845
Altice Financing SA, 1st Lien Term
Loan B, 10/29/27
(s)
........... 1,000 902,086
Atlas Luxco 4 SARL, 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.64%
,
 08/20/32 . 5,076 5,861,165
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 4.58%
,
 09/30/31 . 6,550 7,549,858
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Froneri International Ltd., Facility 1st
Lien Term Loan B5, 09/30/32
(s)
... EUR 2,035 $ 2,349,497
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, 06/01/32
(s)
....... 5,708 6,504,783
Gategroup Finance Luxembourg SA,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.18%
,
 06/16/32 ............ 4,956 5,758,688
ION Platform Finance SARL, 1st Lien
Term Loan, 10/07/32
(s)
........ 8,112 9,059,147
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.50%
,
 01/26/32 ............ 4,085 4,716,703
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.31%
,
 02/26/29 ............ 4,103 4,750,715
Speed Midco 3 SARL, Facility 1st Lien
Term Loan B, 10/07/32
(s)
....... 5,979 6,901,538
Tackle SARL, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.37%
,
 05/22/28 ...... 2,078 2,400,333
Tackle SARL, Facility 1st Lien Term
Loan B2, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.37%
,
 05/22/28 . 5,297 6,113,685
Traviata III SARL, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
8.00%), 9.93% 01/22/33
(d)
...... 8,139 8,724,495
87,796,600
Netherlands — 0.7%
(b)
Accell Group Holdings BV, 1st Lien
Term Loan, 02/09/28
(s)
........ 4,000 3,089,102
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.50%
,
 06/29/28 . 5,686 6,564,269
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.25%), 6.32%
,
 12/30/28
(d)
.... 19,970 22,442,870
Fugue Finance BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28%
,
 01/09/32 ...... 2,135 2,471,514
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 6.93%
,
 10/14/27 ..... 6,355 7,298,271
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 07/01/30 . 6,316 6,991,756
Peer Holding III BV, 1st Lien Term Loan
B6B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.75%
,
 07/01/31 . 8,000 9,234,663
Pegasus Bidco BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 4.95%
,
 07/12/29 ...... 3,333 3,865,565
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 06/01/29 ............ 4,000 4,637,111
Upfield BV, 1st Lien Term Loan B11,
(Daily SONIA at 0.00% Floor +
5.25%), 9.51%
,
 01/03/28 ...... GBP 5,449 6,782,538

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.89%
,
 01/31/29 ..... EUR 41,843 $ 47,266,001
120,643,660
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 9.97%
,
 11/05/31
(b)(d)
.... GBP 8,500 8,821,495
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.53%
,
 06/14/29
(b)
........... EUR 3,255 3,773,377
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 02/27/30 ............ 6,818 7,799,255
Cervantes Bidco SL, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.29%
,
 12/03/31 . 1,708 1,980,474
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.04%
,
 12/31/29 ............ 6,199 7,179,703
16,959,432
Sweden — 0.1%
(b)
Eleda Management AB, Delayed
Draw 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.50%
,
 04/02/31 ............ 327 378,506
Eleda Management AB, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.50%
,
 04/03/31 ............ 4,167 4,825,951
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.25%
,
 08/29/31 ............ 4,000 4,633,653
Quimper AB, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.86%
,
 03/29/30 . 4,043 4,666,541
Verisure Holding AB, 1st Lien Term
Loan B, 10/25/32
(s)
........... 6,100 7,028,634
21,533,285
United Kingdom — 0.9%
(b)
Amber Finco plc, 1st Lien Term Loan B,
06/11/29
(s)
................. 1,400 1,623,796
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.08%
,
 05/12/31 ............ 5,819 6,438,743
Belron UK Finance plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.72%
,
 10/16/31 . 6,627 7,676,996
Boots Group Bidco Ltd., 1st Lien Term
Loan, (Daily SONIA at 0.00% Floor
+ 4.75%), 8.72%
,
 08/30/32 ..... GBP 6,377 8,416,758
Security
Par (000)
Par (000) Value
United Kingdom (continued)
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ GBP 8,389 $ 10,987,299
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 08/22/31 . EUR 2,905 3,357,823
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.29%
,
 06/30/28 ............ 6,028 6,972,129
Hbx Group International plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.87%
,
 02/13/32 ............ 7,761 8,990,295
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.39%
,
 06/23/31 . 6,360 6,533,313
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.39%
,
 04/03/29 ............ 7,550 7,492,389
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6, (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.14%
,
 02/28/31 ............ 3,596 4,158,676
International Entertainment JJCo 3
Ltd., 1st Lien Term Loan B, (Daily
SONIA at 0.00% Floor + 4.50%),
4.50%
,
 04/19/32 ............ GBP 7,647 10,064,828
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 0.00% Floor + 9.38%),
13.84% 10/31/29 ............ 2,742 3,529,558
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.53%
,
 11/04/30 . EUR 2,705 3,075,382
Market Bidco Ltd., Facility 1st Lien Term
Loan B4, (Daily SONIA at 0.00%
Floor + 5.25%), 5.36%
,
 11/04/30 . GBP 1,596 2,046,618
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.56%
,
 03/25/31 ............ EUR 10,072 11,603,620
Mercia, 1st Lien Term Loan A1, (3-mo.
GBP SONIA at 0.00% Floor +
2.40%), 6.85%
,
 04/08/26
(d)
..... GBP 4,794 6,297,833
Mercia, 1st Lien Term Loan A2, (3-mo.
GBP SONIA at 0.00% Floor +
2.40%), 6.85%
,
 04/09/26
(d)
..... 18,949 24,893,292
Mercia, 1st Lien Term Loan B-1, (3-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 7.10%
,
 04/09/26
(d)
..... 1,099 1,444,254
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.43%
,
 07/10/31 ............ EUR 5,500 5,757,158
Nomad Foods Europe MidCo Ltd., 1st
Lien Term Loan B, 10/28/32
(s)
.... 2,300 2,651,095
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ GBP 3,810 4,985,804

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.83%
,
 07/16/29 ............ EUR 3,226 $ 3,728,543
152,726,202
United States — 1.7%
(b)
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.31%
,
 08/20/32 ............ USD 2,633 2,641,941
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.84%
,
 12/21/27
(d)
10,066 9,990,254
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.28%
,
 02/01/30 . 14,590 13,842,369
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.21%
,
 09/29/31 ............ 4,492 4,485,261
Arctera US Holdings LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 2.50% Floor + 8.00%),
12.00%
,
 12/10/29 ........... 1,918 1,927,173
Arsenal AIC Parent LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.71%
,
 08/19/30 ............ 354 354,317
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.46%
,
 08/01/28 ...... 41 35,954
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.37%
,
 10/02/28 ............ 3,212 2,959,761
Beach Acquisition Bidco LLC, 1st
Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.55%
,
 09/13/32 ............ EUR 6,071 7,011,389
Boost Newco Borrower LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.00%
,
 01/31/31 ............ USD 5,376 5,387,772
Boxer Parent Co., Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
 07/30/31 . EUR 5,953 6,878,268
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.21%
,
 02/06/31 ............ USD 8,316 8,229,138
Charter Communications Operating
LLC, 1st Lien Term Loan B5, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.24%
,
 12/15/31 ...... 886 883,945
Cirkul Sr Sec, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 5.00%
Floor + 7.50%), 15.09% (15.09%
Cash or 3.50% PIK),  04/23/28
(d)(o)
. 6,725 6,531,648
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.25%
,
 08/16/32 ............ 3,126 3,124,856
Security
Par (000)
Par (000) Value
United States (continued)
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.14%
,
 04/13/29 ...... USD 5,320 $ 5,315,714
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.76%
,
 09/29/28 . 3,746 3,749,343
CPV Fairview LLC, 1st Lien Term
Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.46%
,
 08/14/31 ............ 4,579 4,584,724
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.75%
,
 04/15/27 ..... 1,812 1,705,153
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
 12/30/27 . 4,560 4,566,072
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.31%
,
 12/21/28 ............ 3,505 3,438,427
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.10%
,
 08/02/27 ............ 253 253,030
DirecTV Financing LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.81%
,
 02/17/31 ............ 6,526 6,435,883
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.96%
,
 08/30/30 ............ 10,830 10,786,342
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.60%
,
 12/29/27
(d)
.......... 3,998 2,718,411
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.21%
,
 01/29/29 ............ 6,002 5,994,415
Finastra USA, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.50%), 6.51%
,
 09/15/32 ...... EUR 4,894 5,542,700
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.75%
,
 11/12/26
(d)
USD 18,169 18,010,695
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.79%
,
 04/30/28 . 3,273 2,188,669
HP LQ Investment LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.82%),
7.16%
,
 12/09/26
(d)
........... 15,500 15,500,000
Hunterstown Generation LLC, 1st Lien
Term Loan, 11/06/31
(s)
........ 3,833 3,831,812
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.60%
,
 10/25/28
(d)
........... 2,520 2,066,214

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ICON Parent I, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 2.75%),
6.75%
,
 11/13/31 ............ USD 12,353 $ 12,343,034
Indy US Holdco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.89%
,
 10/31/30 . EUR 6,359 7,336,209
ITG Communications LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
 07/09/31 ............ USD 8,717 8,493,670
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.46%
,
 04/26/30 ............ 4,000 3,951,484
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.96%
,
 01/28/32 ............ 1,656 1,647,402
La Quinta Resort, Delayed Draw 1st
Lien Term Loan, (12-mo. CME Term
SOFR at 0.00% Floor + 2.82%),
7.14%
,
 12/09/26
(d)
........... 954 953,718
Long Point Development LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.35%),
8.63%
,
 01/01/28
(d)
........... 7,900 7,900,000
Maverick Gaming LLC, 1st Lien Term
Loan
(d)
(US Prime Rate at 1.00% Floor +
7.50%), 14.75%, 06/05/28 .... 3,412 1,876,464
(US Prime Rate + 7.50%),
14.75%, 06/05/28 ......... 1,943 1,748,447
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 7.20%
,
 05/04/28 ...... 1,828 1,830,364
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.96%
,
 03/01/29 . 7,211 6,820,661
OH Partners LLC, 1st Lien Term Loan
B, 10/28/32
(d)(s)
............. 3,633 3,619,376
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.74%
,
 10/01/32
(d)
..... 6,249 6,233,312
Pitney Bowes, Inc., 1st Lien Term Loan
B, 03/19/32
(s)
............... 2,053 2,047,009
Polaris Newco LLC, 1st Lien Term Loan
(Daily SONIA at 0.00% Floor +
5.25%), 5.25%, 06/02/28 .... GBP 976 1,160,946
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.07%, 06/02/28 .... EUR 5,970 6,311,506
Project Aurora US Finco, Inc., 1st Lien
Term Loan B
(s)
 09/26/32 ................. 2,000 2,310,487
 09/30/32 ................. 2,000 2,311,063
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
8.85%
,
 04/27/28 ............ USD 10,099 4,064,941
Redstone Holdco 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.32%
,
 04/27/29 ........... 6,772 1,185,100
Security
Par (000)
Par (000) Value
United States (continued)
Runitonetime LLC, 1st Lien Term
Loan
(d)
(12-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.28%, 04/16/26 ......... USD 223 $ 214,456
(1-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.46%, 05/06/26 ......... 701 673,911
(12-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.38%, 07/07/26 ......... 270 259,928
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
7.44%
,
 10/25/26
(d)
........... 11,574 11,241,215
Stakeholder Midstream LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.04%
,
 01/02/31 ............ 8,527 8,601,611
TransDigm, Inc., 1st Lien Term Loan J,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.50%
,
 02/28/31 . 2,294 2,296,486
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.15%
,
 01/22/29 ............ 4,163 3,513,872
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/18/28
(s)
............ 9,194 8,784,356
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.96%
,
 07/26/32 ...... 3,481 3,445,997
X Corp., 1st Lien Term Loan B1, (6-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.45%
,
 10/26/29 ...... 834 812,659
Xerox Corp., 1st Lien Term Loan,
11/19/29
(s)
................. 1,354 1,260,068
296,221,402
Total Floating Rate Loan Interests — 5.0%
(Cost: $866,067,038) ............................. 862,070,879
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
6.44%, 01/26/36
(c)
........... 454 494,122
Empresa Nacional del Petroleo, 5.95%,
07/30/34
(a)
................ 605 636,521
1,130,643
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 1,451 1,572,957
Costa Rica — 0.0%
Instituto Costarricense de Electricidad,
6.38%, 05/15/43
(a)
........... 212 209,151
France — 0.1%
Electricite de France SA
(b)(c)(q)
(5-Year EURIBOR ICE Swap Rate
+ 2.94%), 5.13% .......... EUR 600 714,540
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... 1,000 1,105,852
(5-Year EURIBOR ICE Swap Rate
+ 2.07%), 4.38% .......... 1,300 1,486,248

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... EUR 600 $ 726,210
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 1,200 1,611,101
5,643,951
Hungary — 0.0%
(c)
Magyar Export-Import Bank Zrt., 6.00%,
05/16/29 ................. EUR 1,291 1,604,141
MVM Energetika Zrt., 7.50%, 06/09/28 USD 724 767,215
2,371,356
India — 0.0%
Power Finance Corp. Ltd., 1.84%,
09/21/28
(c)
................ EUR 100 110,832
Indonesia — 0.0%
(c)
Bank Negara Indonesia Persero Tbk.
PT, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(b)(q)
........... USD 1,250 1,219,281
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
1.88%, 11/05/31 ............ EUR 700 723,902
4.00%, 06/30/50 ............ USD 200 151,250
2,094,433
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.49%, 05/23/28
(a)
.......... KZT 371,000 625,341
13.49%, 05/23/28
(c)
.......... 167,000 281,487
906,828
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29 ............ USD 1,469 1,586,760
5.95%, 01/28/31 ............ 1,816 1,777,319
3,364,079
Morocco — 0.0%
OCP SA
5.13%, 06/23/51
(c)
........... 582 489,666
7.50%, 05/02/54
(a)
........... 1,104 1,231,015
1,720,681
Peru — 0.0%
(a)
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30 ............ 680 697,884
Petroleos del Peru SA, 4.75%,
06/19/32 ................. 969 826,072
1,523,956
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%, 02/14/29
(c)
........... 520 553,020
Total Foreign Agency Obligations — 0.1%
(Cost: $19,847,405) .............................. 21,201,887
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 0.75%,
07/09/30
(r)
................. 916 749,746
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(a)
651 677,365
Security
Par (000)
Par (000) Value
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
USD 890 $ 870,420
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 1,398 1,460,910
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ 1,571 1,633,840
Brazil — 0.1%
Federative Republic of Brazil, 10.00%,
01/01/27 ................. BRL 93 16,723,886
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%,
03/05/37
(c)
................ USD 852 852,111
Cameroon — 0.0%
Republic of Cameroon, 9.50%,
07/31/31
(c)
................ 851 807,386
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 44,128 31,592,948
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ............ EUR 685 808,223
4.34%, 03/07/42 ............ USD 1,499 1,345,352
2,153,575
China — 0.1%
People's Republic of China
2.11%, 08/25/34 ............ CNY 25,520 3,677,502
1.92%, 07/15/45 ............ 14,780 2,004,256
5,681,758
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 42,708,800 10,293,785
7.75%, 09/18/30 ............ 34,706,200 7,850,080
8.00%, 04/20/33 ............ USD 1,005 1,104,746
8.00%, 11/14/35 ............ 355 387,394
7.75%, 11/07/36 ............ 702 748,332
8.75%, 11/14/53 ............ 350 402,500
20,786,837
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34
(c)
........... 540 581,040
7.30%, 11/13/54
(a)
........... 544 608,089
1,189,129
Czech Republic — 0.0%
Czech Republic, 4.50%, 11/11/32 ... CZK 115,320 5,533,645
Dominican Republic — 0.1%
Dominican Republic Government
Bond
(a)
4.50%, 01/30/30 ............ USD 1,565 1,530,570
7.05%, 02/03/31 ............ 1,157 1,244,781
10.75%, 06/01/36 ........... DOP 163,050 2,728,074
6.95%, 03/15/37 ............ USD 743 794,534
6,297,959
Ecuador — 0.0%
Republic of Ecuador, 6.90%, 07/31/30
(a)
(r)
....................... 791 720,049

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt — 0.1%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 39,840 $ 848,772
24.14%, 12/03/27 ........... 4,907 104,342
21.38%, 02/04/28 ........... 54,129 1,132,051
23.44%, 07/01/28 ........... 44,459 942,166
5.63%, 04/16/30
(c)
........... EUR 749 839,429
7.63%, 05/29/32
(c)
........... USD 1,567 1,592,072
9.45%, 02/04/33
(a)
........... 713 777,855
8.50%, 01/31/47
(a)
........... 655 604,034
7.50%, 02/16/61
(a)
........... 768 627,118
7,467,839
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 7,811 8,890,087
Gabon — 0.0%
Gabon Government Bond, 9.50%,
02/18/29
(c)
................ USD 704 633,382
Guatemala — 0.0%
Republic of Guatemala
5.25%, 08/10/29
(a)
........... 642 648,921
5.25%, 08/10/29
(c)
........... 1,369 1,383,758
7.05%, 10/04/32
(a)
........... 1,184 1,302,649
6.60%, 06/13/36
(a)
........... 516 556,248
6.25%, 08/15/36
(a)
........... 722 761,934
4,653,510
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 1,454 1,480,677
5.38%, 09/12/33
(c)
........... EUR 1,134 1,430,078
7.00%, 10/24/35 ............ HUF 1,253,510 3,771,601
5.50%, 03/26/36
(a)
........... USD 475 478,711
6.75%, 09/23/55
(a)
........... 721 781,293
7,942,360
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 118,791,000 7,357,789
8.25%, 06/15/32 ............ 3,913,000 263,533
3.88%, 01/15/33 ............ EUR 678 794,931
7.00%, 02/15/33 ............ IDR 35,679,000 2,264,436
6.63%, 05/15/33 ............ 23,573,000 1,466,066
7.13%, 06/15/38 ............ 83,919,000 5,377,681
17,524,436
Ireland — 0.6%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 95,043 107,283,602
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 25,610 29,971,249
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
........... USD 602 611,292
5.88%, 10/17/31
(c)
........... EUR 1,587 1,837,030
8.08%, 04/01/36
(a)
........... USD 830 871,707
8.25%, 01/30/37
(a)
........... 484 513,737
3,833,766
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(a)
................ 671 708,744
Kenya — 0.0%
Republic of Kenya
(a)
9.75%, 02/16/31 ............ 852 914,034
Security
Par (000)
Par (000) Value
Kenya (continued)
8.80%, 10/09/38 ............ USD 432 $ 421,200
1,335,234
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... 830 834,150
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 1,414 1,461,723
Malaysia — 0.0%
Malaysia Government Bond
3.83%, 07/05/34 ............ MYR 9,515 2,319,861
4.46%, 03/31/53 ............ 4,379 1,118,548
3,438,409
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(a)
................ USD 4,556 4,624,841
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 2,746 14,771,297
8.50%, 03/01/29 ............ 1,049 5,746,197
5.38%, 03/22/33 ............ USD 1,125 1,126,125
7.50%, 05/26/33 ............ MXN 3,388 17,205,934
8.00%, 02/21/36 ............ 625 3,167,724
6.63%, 01/29/38 ............ USD 620 655,030
5.13%, 03/19/38 ............ EUR 544 638,253
7.75%, 11/13/42 ............ MXN 374 1,733,094
6.40%, 05/07/54 ............ USD 777 776,223
7.38%, 05/13/55 ............ 2,859 3,209,228
53,653,946
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 663 753,460
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 550 568,430
4.75%, 04/02/35 ............ EUR 1,355 1,613,382
2,181,812
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(a)
.......... USD 847 950,969
7.63%, 11/28/47
(c)
........... 784 695,800
1,646,769
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 538 645,514
Oman — 0.0%
Oman Government Bond, 6.75%,
01/17/48
(c)
................ USD 1,646 1,844,030
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 1,246 1,383,683
6.40%, 02/14/35 ............ 1,076 1,133,566
4.50%, 04/01/56 ............ 927 707,608
3,224,857
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 812 719,034
5.60%, 03/13/48 ............ 482 460,381
1,179,415

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ............ USD 1,351 $ 1,250,351
1.86%, 12/01/32 ............ 1,287 1,067,566
6.85%, 08/12/35
(a)
........... PEN 22,071 6,920,748
9,238,665
Philippines — 0.1%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 199,950 3,467,852
6.38%, 04/28/35 ............ 500,670 8,771,051
12,238,903
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 59,950 16,901,744
4.75%, 07/25/29 ............ 33,958 9,272,934
4.88%, 10/04/33 ............ USD 581 590,122
5.00%, 10/25/34 ............ PLN 19,310 5,143,164
5.00%, 10/25/35 ............ 17,317 4,570,295
2.00%, 08/25/36 ............ 6,318 1,545,863
5.50%, 04/04/53 ............ USD 889 872,633
38,896,755
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 44,060 985,886
30.00%, 09/12/29 ........... 25,810 565,250
7.13%, 02/12/32 ............ USD 1,442 1,498,238
3,049,374
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 722 731,025
2.12%, 07/16/31
(c)
........... EUR 874 879,918
6.25%, 09/10/34
(a)
........... 1,375 1,655,247
6.75%, 07/11/39
(a)
........... 591 707,545
6.50%, 10/07/45
(a)
........... 813 928,670
4,902,405
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 1,688 1,708,053
5.00%, 01/18/53
(a)
........... 1,283 1,174,889
2,882,942
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 669 727,993
6.00%, 06/12/34
(a)
........... 784 823,200
1,551,193
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 320,000 18,622,403
7.00%, 02/28/31 ............ 260,799 14,395,072
7.10%, 11/19/36
(a)
........... USD 843 906,014
8.50%, 01/31/37 ............ ZAR 135,370 7,352,054
5.00%, 10/12/46 ............ USD 920 719,233
5.75%, 09/30/49 ............ 1,509 1,272,842
7.95%, 11/19/54
(a)
........... 1,080 1,151,312
44,418,930
Spain — 0.3%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 28,680 33,432,218
3.15%, 04/30/35
(a)(c)
.......... 7,243 8,387,574
41,819,792
Security
Par (000)
Par (000) Value
Thailand — 0.1%
Kingdom of Thailand
2.50%, 11/17/29 ............ THB 504,035 $ 16,216,880
2.41%, 03/17/35 ............ 157,044 5,134,346
4.00%, 06/17/55 ............ 3,748 154,049
21,505,275
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%,
06/26/34
(a)
................ USD 1,391 1,374,308
Ukraine — 0.0%
Ukraine Government Bond
(a)(r)
4.50%, 02/01/29 ............ 279 191,539
0.00%, 02/01/30 ............ 25 13,409
0.00%, 02/01/34 ............ 95 39,563
4.50%, 02/01/34 ............ 186 104,424
0.00%, 02/01/35 ............ 80 40,819
0.00%, 02/01/36 ............ 67 33,949
423,703
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 1,036 792,063
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 50,234 67,263,749
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 36,384 1,006,504
8.00%, 10/29/35 ............ 51,117 1,287,600
5.25%, 09/10/60 ............ USD 1,181 1,131,988
3,426,092
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 782 926,854
7.85%, 10/12/28 ............ USD 524 563,852
1,490,706
Total Foreign Government Obligations — 3.6%
(Cost: $590,121,820) ............................. 614,114,713
Shares
Shares
Grantor Trust
iShares Bitcoin Trust ETF
(f)(g)(l)
..... 993,183 61,875,301
Total Grantor Trust — 0.4%
(Cost: $46,585,527) .............................. 61,875,301
Investment Companies
Invesco S&P 500 Equal Weight ETF . 10,274 1,930,793
iShares AAA CLO Active ETF
(f)
..... 300,000 15,577,500
iShares Broad USD High Yield
Corporate Bond ETF
(f)(i)
........ 505,031 18,979,065
iShares China Large-Cap ETF
(f)
.... 1,018,427 40,441,736
iShares Core S&P Small-Cap ETF
(f)
. 76,782 9,044,920
iShares Ethereum Trust ETF
(f)(g)(l)
... 306,700 9,004,712
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)(i)
............... 412,925 33,364,340
iShares MSCI Brazil ETF
(f)
........ 262,112 8,170,031
KraneShares CSI China Internet ETF
(i)
494,900 19,771,255
SPDR Gold Shares
(g)(l)
.......... 850,364 313,035,996

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
State Street Blackstone Senior Loan
ETF
(i)
.................... 203,395 $ 8,442,926
State Street SPDR S&P Homebuilders
ETF
(i)
.................... 76,392 8,023,452
State Street SPDR S&P Regional
Banking ETF
(i)
.............. 420,917 25,255,020
VanEck Semiconductor ETF
(g)
..... 40,169 14,582,150
Total Investment Companies — 3.1%
(Cost: $442,206,558) ............................. 525,623,896
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7. 38%, 10/01/29 ......... USD 3,435 3,604,831
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB ,
10.00%, 07/01/26 ........... 4,920 4,937,794
Total Municipal Bonds — 0.1%
(Cost: $8,355,000) .............................. 8,542,625
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 14,507 12,192,579
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 21,040 19,015,176
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 10,574 7,291,427
MCM Trust
(d)
Series 2018-NPL2,  2.50%,
09/25/31 ............... 12,629 12,120,255
Series 2021-VFN1,  2.50%,
09/25/31 ............... 10,820 7,929,172
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 13,172 12,141,803
TVC Holding, Series 2021-1,  0.00%,
03/25/28
(d)
................ 6,340 5,430,997
76,121,409
Commercial Mortgage-Backed Securities — 1.9%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.40%, 12/15/34
(a)(b)
4,602 4,605,057
United States — 1.9%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 4,330 3,897,000
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... 3,210 3,257,343
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,650 1,336,055
Security
Par (000)
Par (000) Value
United States (continued)
Atrium Hotel Portfolio Trust, Series
2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.68%, 08/15/42
(a)(b)
.... USD 1,630 $ 1,633,505
BAHA Trust, Series 2024-MAR, Class
C, 7.52%, 12/10/41
(a)(b)
........ 5,180 5,398,842
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 9.28%,
02/15/42
(a)(b)
............... 7,688 7,688,730
BAY Mortgage Trust, Series 2025-LIVN,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.83%,
05/15/35
(a)(b)
............... 1,560 1,562,718
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 1.16%),
5.16%, 11/25/35 .......... 221 244,970
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.62%, 10/25/36 ... 199 190,998
BBCMS Mortgage Trust, Series 2018-
TALL, Class C, (1-mo. CME Term
SOFR at 1.27% Floor + 1.32%),
5.35%, 03/15/37
(a)(b)
.......... 4,880 4,440,800
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 7,903 7,902,650
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.88%, 08/15/42
(a)(b)
.... 3,650 3,659,125
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.42%, 06/15/41
(a)(b)
2,352 2,349,105
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 3,735 3,343,216
BX Commercial Mortgage Trust
(a)
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 1,425 1,319,079
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.06%, 02/15/33
(b)
.. 18,808 18,749,132
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.30%, 02/15/33
(b)
.. 11,028 11,001,423
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.40%, 02/15/33
(b)
.. 7,282 7,274,890
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 4.83%, 10/15/38
(b)
.. 773 771,680
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.39%, 10/15/38
(b)
.. 11,484 11,469,146
Series 2024-BRBK, Class C, (1-mo.
CME Term SOFR at 4.87% Floor
+ 4.87%), 8.91%, 10/15/41
(b)
.. 2,000 2,001,067
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.00%, 10/15/41
(b)
. 1,326 1,324,671
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.67%, 12/15/39
(b)
.. 8,089 8,099,308

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.57%, 05/15/34
(b)
.. USD 3,020 $ 3,022,127
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.67%, 05/15/41
(b)
.. 2,052 2,052,882
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.42%, 03/15/41
(b)
.. 4,086 4,088,713
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 8,408 7,961,755
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 11,784 10,823,150
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.47%, 04/15/41 ... 4,737 4,738,233
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.92%, 06/15/41 ... 2,571 2,571,000
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.97%, 06/15/41 ... 6,427 6,434,759
Series 2025-LIFE, Class A, 5.88%,
06/13/47 ............... 2,350 2,419,116
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.97%, 03/15/30 ... 4,536 4,507,956
Series 2025-VLT6, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.48%, 03/15/42 ... 2,590 2,589,191
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 864 820,766
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 5,098 4,942,081
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.52%, 06/15/41
(a)(b)
.... 1,604 1,603,347
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 7.92%,
08/15/41
(a)(b)
............... 2,960 2,956,349
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.50%,
11/15/48
(b)
................ 640 634,341
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.51%, 10/15/37 ... 1,103 1,011,205
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.47%, 02/15/27
(d)
.. 11,900 11,822,765
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.92%, 08/15/34
(a)(b)
1,300 1,300,000
DGWD Trust, Series 2025-INFL,
Class A, (1-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.63%,
08/15/35
(a)(b)
............... 5,235 5,257,597
DK Trust, Series 2025-LXP, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.62%, 08/15/37
(a)(b)
1,087 1,088,019
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a)(b)
...... 5,730 5,768,307
Security
Par (000)
Par (000) Value
United States (continued)
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 6.81%, 11/15/38
(a)(b)
.... USD 6,539 $ 6,520,130
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.45%, 05/15/26 ... 1,480 1,400,450
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.68%, 11/25/41 ... 9,085 9,107,807
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 4,426 4,008,676
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.57%, 05/15/37 ... 5,135 5,138,209
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.22%, 05/15/37 ... 5,979 5,986,474
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 897 872,540
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.59%, 07/05/33 1,253 638,842
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 6.85%, 04/15/38 ... 7,106 7,108,221
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.35%, 04/15/38 ... 3,330 3,332,081
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 3,082 2,547,403
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.22%, 06/15/39
(a)(b)
.... 2,120 2,134,007
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.57%, 12/15/39
(a)(b)
.... 3,787 3,784,172
LBA Trust
(a)(b)
Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.62%, 06/15/39 ... 4,129 4,131,567
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.47%, 06/15/39 ... 929 927,626
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.42%, 08/17/42
(a)(b)
.... 5,220 5,216,246
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 1,974 2,004,370
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.25%, 04/15/38 ... 7,877 7,876,800
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 6.75%, 04/15/38 ... 902 901,600

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 6.90%, 07/15/38
(a)(b)
.... USD 3,936 $ 3,921,240
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 2,110 2,004,035
NYC Commercial Mortgage Trust,
Series 2025-3BP, Class A, (1-mo.
CME Term SOFR at 1.21% Floor +
1.21%), 5.25%, 02/15/42
(a)(b)
.... 2,623 2,606,606
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 5.57%,
07/15/39
(a)(b)
............... 2,600 2,650,036
PENN Commercial Mortgage Trust,
Series 2025-P11, Class A, 5.34%,
08/10/42
(a)(b)
............... 2,732 2,777,339
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.50%, 07/15/38
(a)(b)
.... 929 245,788
PRM5 Trust, Series 2025-PRM5, Class
D, 5.62%, 03/10/33
(a)(b)
........ 5,600 5,574,476
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 6.98%, 03/15/35
(a)(b)
.... 2,965 2,953,932
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 4.88%, 11/15/38 ... 1,346 1,344,147
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 6.77%, 11/15/38 ... 8,244 8,231,253
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 6.76%, 11/15/36 ... 2,325 2,320,686
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 1,175 1,110,414
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(b)
.......... 6,220 6,259,812
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(b)
........ 7,010 6,935,965
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 2,150 2,108,938
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.75%,
06/15/36 ............... 1,376 1,268,673
Series 2024-1CHI, Class A, 5.31%,
07/15/35 ............... 2,620 2,639,385
325,919,058
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.25%,
02/15/54 ................. 53,922 2,522,714
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.66%,
12/12/53
(a)
................ 2,067 130,889
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.79%,
07/15/53 ............... 29,358 1,972,258
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C59, Class XA, 1.49%,
04/15/54 ............... USD 24,344 $ 1,407,828
6,033,689
Total Non-Agency Mortgage-Backed Securities — 2.4%
(Cost: $429,931,016) ............................. 412,679,213
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
Wells Fargo & Co., Series L, 7.50%
(p)(q)
6 7,206,981
Total Capital Trusts — 0.0%
(Cost: $5,922,560) .............................. 7,206,981
Shares
Shares
Preferred Stocks — 3.1%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 3,887,125 13,142,651
Gerdau SA (Preference) ......... 938,986 3,295,208
Neon Payments Ltd.
(d)(g)
......... 39,435 16,356,849
32,794,708
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
01/26/24, cost $33,821,714)
(d)(g)(j)
. 308,665 76,039,623
Finland — 0.0%
Aiven OY, Series D
(d)(g)
.......... 86,562 4,728,882
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $22,418,516)
(d)(g)(j)
........ 4,218 —
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$13,030,114)
(d)(g)(j)
........... 4,047 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$3,635,023)
(d)(g)(j)
............ 30,817 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$21,869,474)
(d)(g)(j)
........... 637,808 6,753,380
United States — 2.4%
Anduril Engineering LLC, Series F
(d)(g)
306,011 12,509,730
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$10,090,875)
(d)(g)(j)
........... 18,683 2,555,087
Bright Machines, Inc., Series C
(d)(g)
.. 927,532 259,709
Bright Machines, Inc., Series C-1
(d)(g)
. 1,932,080 212,529
CoreWeave, Inc., 10.00%
(d)
....... 9,812,000 19,133,400
Databricks, Inc., Series F, (Acquired
06/03/24, cost $11,769,837)
(d)(g)(j)
. 822,138 123,320,700
Databricks, Inc., Series G, (Acquired
02/01/21, cost $13,141,188)
(d)(g)(j)
. 222,270 33,340,500
Davidson Homes, Inc., 12.00%
(d)
... 33,520 36,951,442
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(q)
....... 38,156 37,726,745
HawkEye 360, Inc., Series D1
(d)(g)
... 561,818 10,635,215

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Insightful Corp., Series D
(d)(g)
...... 6,123,315 $ 1,241,808
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $11,778,091)
(d)(g)(j)
. 6,458,349 15,241,703
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $2,543,928)
(d)(g)(j)
.. 424,788 1,002,500
Lessen Holdings, Inc., Series B, Class
E
(d)(g)
.................... 259,727 129,863
Lessen Holdings, Inc., Series BX
(d)(g)
. 841,086 311,202
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $10,694,460)
(d)(g)(j)
. 1,250,814 7,667,490
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,628,040)
(d)(g)(j)
.. 131,402 1,249,633
MNTN, Inc., Series D, (Acquired
11/05/21, cost $7,559,970)
(g)(j)
... 329,191 5,457,987
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $6,129,221)
(d)(g)(j)
.. 8,922 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $9,816,152)
(d)(g)(j)
.. 1,099,886 1,539,840
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $5,269,814)
(d)(g)(j)
.. 200,937 8,310,754
RapidSOS, Inc., Series C-1
(d)(g)
..... 5,162,136 5,988,078
SambaNova Systems, Inc., Series
C, (Acquired 06/03/24, cost
$11,739,901)
(d)(g)(j)
........... 220,503 4,959,112
SambaNova Systems, Inc., Series
D, (Acquired 06/03/24, cost
$6,878,356)
(d)(g)(j)
............ 72,390 2,211,515
SCI PH Parent, Inc., (Acquired
02/10/23, cost $3,949,000),
12.50%
(d)(j)
................ 3,949 5,257,383
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $3,799,839)
(d)(g)(j)
.. 252,991 1,935,381
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$9,742,600)
(d)(g)(j)
............ 1,633,349 7,235,736
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,326,170)
(d)(g)(j)
............ 200,098 920,451
Verge Genomics
(d)(g)
............ 1,907,212 343,298
Veritas Newco
(d)(g)
.............. 36,275 852,463
Veritas Newco, Series G-1
(d)(g)
..... 25,062 588,957
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$5,641,940), 12.00%
(d)(j)
....... 1,933,359 11,677,488
x.AI, Inc., Series C, Class E
(d)(g)
.... 1,161,348 42,458,883
403,226,582
Total Preferred Stocks — 3.1%
(Cost: $416,204,303) ............................. 523,543,176
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.47%, 10/30/40
(b)
437,061 13,124,942
Total Trust Preferreds — 0.1%
(Cost: $10,967,132) .............................. 13,124,942
Total Preferred Securities — 3.2%
(Cost: $433,093,995) ............................. 543,875,099
Security
Shares
Shares Value
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)
(g)
...................... 242,727 $ 128,645
Total Rights — 0.0%
(Cost: $128,645) ................................ 128,645
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.58%, 01/25/42
(a)(b)
USD 2,121 2,174,188
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.75%, 09/25/30
(b)
........... 1,537 1,518,573
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.52% ,  01/25/30 ........ 11,605 622,728
Series K109, Class X1,
1.57% ,  04/25/30 ........ 14,781 845,824
Series K110, Class X1,
1.64% ,  04/25/30 ........ 8,079 476,228
Series K116, Class X1,
1.41% ,  07/25/30 ........ 7,607 406,940
Series K120, Class X1,
1.03% ,  10/25/30 ........ 49,231 2,009,494
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 8,283 386,229
Series KW09, Class X1,
0.78% ,  05/25/29 ........ 53,992 1,066,850
5,814,293
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 11/25/55
(t)
........... 126,286 116,418,152
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $125,963,467) ............................. 125,925,206
U.S. Treasury Obligations
U.S. Treasury Notes
4.13%, 02/28/27
(u)
........... 8,495 8,543,649
3.75%, 04/30/27
(u)
........... 20,000 20,031,250
3.88%, 05/31/27
(u)
........... 5,000 5,017,578
3.63%, 08/31/27 - 09/30/30
(u)
.... 25,000 24,946,094
4.00%, 03/31/30
(u)
........... 10,000 10,126,563
Total U.S. Treasury Obligations — 0.4%
(Cost: $68,476,523) .............................. 68,665,134

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 95,675 $ 3,827
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired
09/20/22, cost $0) (Issued/
Exercisable 09/20/22, 1 Share for 1
Warrant, Expires 09/20/32)
(d)(g)(j)
.. 109,339 1,094
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(g)
(j)
....................... 768,436 302,848
United States — 0.1%
(g)
Cirkul, Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
0.01)
(d)
................... 17,931 71,366
Cirkul, Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
35.41)
(d)
.................. 18,391 7,540
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 271,336 73,885
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 162,368 —
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 232,643 993,385
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 146,070 24,832
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(d)(j)
.......... 1,717 3,568,527
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 171,990 2,555,771
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 27,300 273,546
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 68,250 1,014,195
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 123,393 938
Security
Shares
Shares Value
United States (continued)
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 6,344,820 $ 416,855
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 111,795 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 226,443 5,729
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 92,406 15,293
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 254,485 42,117
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 2,862,231 3,291,566
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 61,404 1
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 612,553 6
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(d)(j)
238,291 1,148,562
Volato Group, Inc., (Acquired 12/03/23,
cost $181,758) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 181,758 6,180
13,510,294
Total Warrants — 0.1%
(Cost: $2,553,477) .............................. 13,818,063
Total Long-Term Investments — 96.4%
(Cost: $12,441,217,983) ........................... 16,481,939,428
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills
(v)
17.73%, 01/01/26 ........... BRL 22 4,078,279
7.90%, 04/01/26 ............ 89 15,726,496
19,804,775
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(v)
27.87%, 11/18/25 ........... EGP 39,875 833,374
28.32%, 11/25/25 ........... 17,950 372,620

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt (continued)
27.61%, 12/16/25 ........... EGP 131,575 $ 2,688,806
3,894,800
Total Foreign Government Obligations — 0.1%
(Cost: $23,118,590) .............................. 23,699,575
Shares
Shares
Money Market Funds — 3.2%
(f)(w)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 4.27%
(x)
..... 127,101,031 127,164,581
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.94% ...... 417,194,035 417,194,035
Total Money Market Funds — 3.2%
(Cost: $544,351,034) ............................. 544,358,616
Total Short-Term Securities — 3.3%
(Cost: $567,469,624) ............................. 568,058,191
Total Options Purchased — 0.5%
(Cost: $91,603,541 ) .............................. 93,340,706
Total Investments Before Options Written — 100.2%
(Cost: $13,100,291,148) ........................... 17,143,338,325
Total Options Written — (0.4)%
(Premiums Received — $(62,484,707)) ................ (80,667,987)
Total Investments Net of Options Written — 99.8%
(Cost: $13,037,806,441) ........................... 17,062,670,338
Other Assets Less Liabilities — 0.2% ................... 42,612,215
Net Assets — 100.0% .............................. $ 17,105,282,553
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.
(g)
Non-income producing security.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $549,499,520, representing 3.21% of its net assets as of period end, and an original cost of $449,580,940.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Perpetual security with no stated maturity date.
(r)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Par/Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 64,383,441 $ 62,764,364
(a)
$ — $ 12,818 $ 3,958 $ 127,164,581 127,101,031 $ 350,837
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 146,947,412 — 270,246,623
(a)
— — 417,194,035 417,194,035 5,010,962 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 19,749,974 — (19,490,457) 666,919 (926,436) — — 99,917 —
iShares AAA CLO Active ETF . 15,498,000 — — — 79,500 15,577,500 300,000 399,545 —
iShares Bitcoin Trust ETF ... 38,705,495 32,396,425 (15,513,192) (287,169) 6,573,742 61,875,301 993,183 — —
iShares Broad USD High Yield
Corporate Bond ETF .... 18,484,135 — — — 494,930 18,979,065 505,031 638,596 —
iShares China Large-Cap ETF 15,990,961 74,014,618 (54,541,410) 1,238,246 3,739,321 40,441,736 1,018,427 246,175 —
iShares Core S&P Small-Cap
ETF ................ 7,688,182 — — — 1,356,738 9,044,920 76,782 63,930 —
iShares Ethereum Trust ETF . — 9,764,032 — — (759,320) 9,004,712 306,700 — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 86,399,513 (53,832,894) 566,317 231,404 33,364,340 412,925 — —
iShares MSCI Brazil ETF ... 7,087,508 — — — 1,082,523 8,170,031 262,112 135,037 —
iShares Russell 2000 ETF
(c)
.. — 121,612,121 (121,453,450) (158,671) — — — — —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 8 — — — — 8 82,684,528 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 10,855,729 — — — (1,385,837) 9,469,892 92,389,186 14,196 —
Quintis HoldCo Pty. Ltd. .... 280 — — — 6 286 43,735,802 1,200 —
$ 2,038,460 $ 10,490,529 $ 750,286,407 $ 6,960,395 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 837 11/25/25 $ 43,330 $ (447,975)
CME Bitcoin
(a)
............................................................ 23 11/28/25 12,687 (116,925)
Euro-Bobl ............................................................... 3,633 12/08/25 495,223 1,813,617
Euro-BTP ............................................................... 622 12/08/25 87,059 2,114,881
Euro-Bund .............................................................. 1,451 12/08/25 216,404 2,325,604
Euro-OAT ............................................................... 689 12/08/25 97,342 2,036,092
Euro-Schatz ............................................................. 447 12/08/25 55,171 (6,024)
KOSPI 200 Index .......................................................... 756 12/11/25 77,092 17,826,445
OSE Nikkei 225 Index ....................................................... 918 12/11/25 312,139 54,786,287
Australia 10-Year Bond ...................................................... 835 12/15/25 62,071 78,853
Australia 3-Year Bond ....................................................... 2,539 12/15/25 177,296 (291,779)
Japan 10-Year Bond ........................................................ 128 12/15/25 112,992 (937,959)
CBOE Volatility Index ....................................................... 3 12/17/25 60 (3,449)
EURO STOXX 50 Index ..................................................... 285 12/19/25 18,623 885,782
EURO STOXX Bank Index .................................................... 3,397 12/19/25 45,450 685,124
Russell 2000 E-Mini Index .................................................... 753 12/19/25 93,745 887,369
S&P 500 E-Mini Index ....................................................... 361 12/19/25 124,076 1,727,550
U.S. Treasury Long Bond ..................................................... 925 12/19/25 108,630 3,515,007
U.S. Treasury Ultra Bond ..................................................... 7,348 12/19/25 892,093 25,187,949
Long Gilt ................................................................ 536 12/29/25 65,922 2,255,966
U.S. Treasury 5-Year Note .................................................... 2,754 12/31/25 300,896 (1,713,649)
3-mo. SOFR ............................................................. 363 03/17/26 87,329 (73,101)
CBOE Volatility Index ....................................................... 1 03/18/26 22 (452)
CBOE Volatility Index ....................................................... 6 05/19/26 133 397
CBOE Volatility Index ....................................................... 18 06/17/26 401 6,402
112,542,012
Short Contracts
CBOE Volatility Index ....................................................... 18 11/19/25 344 29,451
WTI Crude Oil
(a)
........................................................... 87 11/19/25 5,305 (342,886)
Euro-Buxl ............................................................... 81 12/08/25 10,842 (465,070)
FTSE 100 Index ........................................................... 73 12/19/25 9,363 (491,921)
Nasdaq-100 E-Mini Index ..................................................... 1,551 12/19/25 806,644 (43,713,884)
U.S. Treasury 10-Year Note ................................................... 4,195 12/19/25 472,921 (2,462,974)
U.S. Treasury 10-Year Ultra Note ............................................... 13,858 12/19/25 1,601,465 (24,454,713)
CME Bitcoin
(a)
............................................................ 16 12/26/25 8,873 394,870
U.S. Treasury 2-Year Note .................................................... 6,531 12/31/25 1,360,285 509,811
CBOE Volatility Index ....................................................... 9 01/21/26 189 11,025
CBOE Volatility Index ....................................................... 1 04/15/26 22 9
(70,986,282)
$ 41,555,730
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
NGN 1,746,665,646 USD 1,112,023 Morgan Stanley & Co. International plc 11/04/25 $ 112,162
USD 16,267,869 BRL 86,997,310 Citibank NA 11/04/25 97,215
USD 20,915,364 BRL 112,101,124 JPMorgan Chase Bank NA 11/04/25 78,530
USD 2,555,000 BRL 13,732,103 Morgan Stanley & Co. International plc 11/04/25 2,541
USD 3,761,000 CAD 5,264,930 HSBC Bank plc 11/07/25 6,600
USD 3,761,000 EUR 3,253,732 Citibank NA 11/07/25 9,862
USD 3,761,000 GBP 2,862,729 BNP Paribas SA 11/07/25 204

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EGP 105,671,805 USD 1,950,384 Citibank NA 11/20/25 $ 274,158
IDR 71,031,851,088 USD 4,264,259 BNP Paribas SA 11/25/25 6,531
MYR 36,906,145 USD 8,803,947 Barclays Bank plc 11/25/25 13,901
PEN 3,620,586 USD 1,034,040 JPMorgan Chase Bank NA 11/25/25 40,723
USD 2,016,755 CNY 14,337,968 HSBC Bank plc 11/25/25 946
USD 3,732,436 CNY 26,365,480 Standard Chartered Bank 11/25/25 25,651
USD 17,413,926 CZK 357,214,300 Natwest Markets plc 11/25/25 485,436
USD 1,801,532 EUR 1,516,195 State Street Bank and Trust Co. 11/25/25 51,782
USD 3,879,587 HUF 1,283,647,381 Natwest Markets plc 11/25/25 69,648
USD 22,661,202 IDR 373,547,264,984 Bank of America NA 11/25/25 201,673
USD 680,927 IDR 11,321,940,460 Citibank NA 11/25/25 195
USD 270,997 IDR 4,503,557,786 Goldman Sachs International 11/25/25 221
USD 3,134,579 IDR 52,028,791,249 Morgan Stanley & Co. International plc 11/25/25 6,347
USD 39,472,101 MXN 727,111,632 Deutsche Bank AG 11/25/25 422,259
USD 3,240,652 MXN 59,762,863 Standard Chartered Bank 11/25/25 31,062
USD 10,917,524 MYR 45,551,184 Morgan Stanley & Co. International plc 11/25/25 34,149
USD 1,410,819 PHP 82,398,868 Barclays Bank plc 11/25/25 7,702
USD 1,683,514 PHP 98,300,404 BNP Paribas SA 11/25/25 9,621
USD 9,466,352 PHP 538,947,797 Citibank NA 11/25/25 288,962
USD 1,604,319 PLN 5,833,209 Goldman Sachs International 11/25/25 25,042
USD 36,059,604 PLN 129,658,074 Morgan Stanley & Co. International plc 11/25/25 956,120
USD 3,235,945 PLN 11,678,261 UBS AG 11/25/25 74,186
USD 16,583,190 THB 524,178,051 Morgan Stanley & Co. International plc 11/25/25 344,985
ZAR 283,816,720 USD 16,292,111 Citibank NA 11/25/25 53,835
ZAR 63,029,656 USD 3,623,023 UBS AG 11/25/25 7,064
COP 24,640,418,756 USD 6,365,142 Citibank NA 11/26/25 6,328
MYR 110,960,428 USD 26,287,088 Credit Agricole Corporate & Investment Bank SA 11/26/25 224,551
THB 833,005,411 USD 25,493,662 HSBC Bank plc 11/26/25 313,461
USD 1,880,362 AUD 2,863,331 Barclays Bank plc 11/26/25 6,389
USD 2,143,000 CAD 2,992,987 Barclays Bank plc 11/26/25 6,638
USD 34,503 EUR 29,595 Barclays Bank plc 11/26/25 347
USD 6,287,591 EUR 5,410,526 BNP Paribas SA 11/26/25 43,287
USD 5,037,753 EUR 4,350,000 Wells Fargo Bank NA 11/26/25 17,405
USD 2,555,000 SGD 3,305,687 Barclays Bank plc 11/26/25 10,882
USD 2,524,368 ZAR 43,829,314 Barclays Bank plc 11/26/25 256
USD 20,823,480 BRL 112,101,124 Citibank NA 12/02/25 136,793
NGN 1,774,345,494 USD 1,112,024 Citibank NA 12/05/25 122,425
USD 428,474 ARS 642,711,000 Citibank NA 12/11/25 200
USD 389,026 ARS 583,539,000 Goldman Sachs International 12/11/25 182
BRL 359,061,736 EUR 55,185,082 HSBC Bank plc 12/17/25 2,280,430
BRL 14,684,414 USD 2,655,361 Barclays Bank plc 12/17/25 45,776
CAD 35,849,701 USD 25,589,912 Morgan Stanley & Co. International plc 12/17/25 28,731
CNY 183,081,998 USD 25,779,026 Bank of America NA 12/17/25 58
HKD 333,147,980 USD 42,883,586 BNP Paribas SA 12/17/25 18,388
HUF 6,627,631,263 USD 19,593,334 Goldman Sachs International 12/17/25 51,006
KRW 24,152,257,839 USD 16,859,038 Citibank NA 12/17/25 72,951
MXN 1,216,026,804 EUR 54,983,013 Royal Bank of Canada 12/17/25 1,619,489
TRY 712,050,358 USD 15,844,467 UBS AG 12/17/25 494,902
USD 31,428,357 CAD 43,379,578 Societe Generale SA 12/17/25 428,770
USD 4,214,000 CNY 29,904,609 BNP Paribas SA 12/17/25 3,245
USD 12,113,641 EUR 10,278,501 Citibank NA 12/17/25 236,622
USD 357,311,072 EUR 303,687,885 HSBC Bank plc 12/17/25 6,393,485
USD 119,522,324 EUR 101,407,880 JPMorgan Chase Bank NA 12/17/25 2,343,436
USD 12,841,383 EUR 10,870,199 Morgan Stanley & Co. International plc 12/17/25 280,645
USD 8,780,212 EUR 7,510,636 Societe Generale SA 12/17/25 101,518
USD 16,322,601 EUR 14,014,878 Standard Chartered Bank 12/17/25 128,121
USD 10,151,943 EUR 8,696,422 Toronto Dominion Bank 12/17/25 103,048
USD 243,086,712 GBP 179,618,750 Barclays Bank plc 12/17/25 7,108,813
USD 56,934,182 GBP 42,072,917 Credit Agricole Corporate & Investment Bank SA 12/17/25 1,660,005
USD 332,037 IDR 5,473,333,891 JPMorgan Chase Bank NA 12/17/25 3,177
USD 3,249,309 INR 287,641,801 Societe Generale SA 12/17/25 16,886
USD 23,279,000 JPY 3,390,667,826 Bank of America NA 12/17/25 1,179,193
USD 3,690,000 JPY 556,986,717 JPMorgan Chase Bank NA 12/17/25 59,654

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 75,577,521 NOK 750,389,956 Morgan Stanley & Co. International plc 12/17/25 $ 1,500,132
ZAR 772,320,615 EUR 37,286,153 Bank of New York Mellon 12/17/25 1,327,240
ZAR 342,836,064 USD 19,467,189 State Street Bank and Trust Co. 12/17/25 247,536
TRY 334,994,745 USD 7,554,182 Barclays Bank plc 12/26/25 71,729
USD 284,374 EUR 244,000 Morgan Stanley & Co. International plc 01/16/26 1,947
USD 1,946,450 EUR 1,665,392 UBS AG 01/16/26 18,778
USD 11,313,100 EUR 9,679,620 Wells Fargo Bank NA 01/16/26 109,054
NGN 1,651,543,199 USD 1,112,023 Morgan Stanley & Co. International plc 01/30/26 17,178
USD 6,461,140 BRL 35,880,000 JPMorgan Chase Bank NA 04/02/26 18,852
32,599,252
BRL 123,844,120 USD 23,150,101 Citibank NA 11/04/25 (130,534)
BRL 87,432,900 USD 16,312,869 JPMorgan Chase Bank NA 11/04/25 (61,250)
BRL 15,356,706 USD 2,868,000 Morgan Stanley & Co. International plc 11/04/25 (13,567)
USD 2,546,000 BRL 13,913,890 Goldman Sachs International 11/04/25 (40,249)
USD 1,112,023 NGN 1,609,842,336 Morgan Stanley & Co. International plc 11/04/25 (16,266)
AUD 5,688,520 USD 3,761,000 JPMorgan Chase Bank NA 11/07/25 (38,852)
CAD 5,224,591 USD 3,761,000 JPMorgan Chase Bank NA 11/07/25 (35,366)
EUR 3,227,543 USD 3,761,000 Barclays Bank plc 11/07/25 (40,055)
GBP 2,842,838 USD 3,761,000 HSBC Bank plc 11/07/25 (26,336)
USD 3,761,000 AUD 5,752,240 JPMorgan Chase Bank NA 11/07/25 (2,841)
EUR 244,000 USD 283,303 Morgan Stanley & Co. International plc 11/10/25 (1,948)
COP 8,394,761,058 USD 2,200,750 JPMorgan Chase Bank NA 11/25/25 (29,730)
CZK 224,138,216 USD 10,864,837 Bank of America NA 11/25/25 (242,862)
EUR 1,573,403 USD 1,823,082 Bank of America NA 11/25/25 (7,311)
IDR 39,393,387,523 USD 2,368,977 BNP Paribas SA 11/25/25 (450)
IDR 9,686,235,680 USD 582,697 Morgan Stanley & Co. International plc 11/25/25 (312)
IDR 60,670,860,064 USD 3,650,080 Royal Bank of Canada 11/25/25 (2,244)
USD 21,469,332 COP 83,694,972,320 Citibank NA 11/25/25 (175,527)
USD 3,337,221 PEN 11,418,458 Citibank NA 11/25/25 (52,323)
USD 4,096,574 PEN 14,278,608 JPMorgan Chase Bank NA 11/25/25 (141,999)
USD 4,270,703 THB 138,476,488 Citibank NA 11/25/25 (19,079)
USD 846,319 THB 27,733,858 HSBC Bank plc 11/25/25 (12,832)
USD 1,361,228 UYU 54,747,248 Citibank NA 11/25/25 (12,088)
USD 58,821,403 ZAR 1,027,304,035 Deutsche Bank AG 11/25/25 (344,444)
CHF 1,181,299 USD 1,489,000 Goldman Sachs International 11/26/25 (17,248)
CLP 4,362,693,750 USD 4,635,000 Goldman Sachs International 11/26/25 (5,624)
CNY 149,244,894 USD 21,038,385 Barclays Bank plc 11/26/25 (54,322)
CZK 305,565,855 USD 14,628,964 Natwest Markets plc 11/26/25 (147,833)
EUR 1,652,000 HUF 645,187,939 Natwest Markets plc 11/26/25 (8,254)
EUR 2,222,000 USD 2,573,076 Barclays Bank plc 11/26/25 (8,659)
HUF 2,850,099,729 USD 8,506,414 Goldman Sachs International 11/26/25 (47,698)
IDR 392,980,311,842 USD 23,647,159 Citibank NA 11/26/25 (20,004)
INR 2,330,011,293 USD 26,487,936 Citibank NA 11/26/25 (271,716)
JPY 205,802,977 USD 1,350,000 Goldman Sachs International 11/26/25 (11,584)
MXN 440,862,352 USD 23,878,930 HSBC Bank plc 11/26/25 (204,615)
PHP 149,552,312 USD 2,548,000 Societe Generale SA 11/26/25 (1,416)
PLN 49,834,472 USD 13,695,458 HSBC Bank plc 11/26/25 (203,431)
RON 14,994,319 USD 3,428,018 Goldman Sachs International 11/26/25 (33,088)
ZAR 255,457,738 USD 14,815,061 Citibank NA 11/26/25 (103,355)
BRL 87,576,446 USD 16,267,869 Citibank NA 12/02/25 (106,866)
BRL 17,362,719 USD 3,218,000 HSBC Bank plc 12/02/25 (13,954)
ARS 2,418,165,000 USD 1,635,000 Goldman Sachs International 12/11/25 (23,643)
USD 751,997 ARS 1,191,915,000 Citibank NA 12/11/25 (42,242)
AUD 356,399,306 USD 236,105,024 JPMorgan Chase Bank NA 12/17/25 (2,801,346)
CAD 254,242,548 USD 184,177,410 Barclays Bank plc 12/17/25 (2,492,516)
CAD 138,016,381 USD 99,988,293 Deutsche Bank AG 12/17/25 (1,360,067)
CAD 46,188,971 USD 33,387,019 Royal Bank of Canada 12/17/25 (379,805)
CHF 330,798,677 USD 418,605,331 UBS AG 12/17/25 (5,413,438)
CNY 29,903,372 USD 4,214,000 JPMorgan Chase Bank NA 12/17/25 (3,419)
CNY 1,890,794,558 USD 267,342,465 Morgan Stanley & Co. International plc 12/17/25 (1,106,829)
DKK 505,641,438 USD 79,739,986 Morgan Stanley & Co. International plc 12/17/25 (1,467,181)
EUR 79,293,414 CHF 73,708,398 Barclays Bank plc 12/17/25 (442,046)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 105,281,069 USD 123,583,800 Bank of New York Mellon 12/17/25 $ (1,929,362)
EUR 8,476,037 USD 9,877,284 HSBC Bank plc 12/17/25 (83,049)
EUR 2,534,000 USD 3,011,817 JPMorgan Chase Bank NA 12/17/25 (83,728)
EUR 10,233,684 USD 11,980,582 Morgan Stanley & Co. International plc 12/17/25 (155,350)
EUR 330,967,478 USD 388,641,712 UBS AG 12/17/25 (6,201,995)
GBP 29,318,490 EUR 33,719,925 JPMorgan Chase Bank NA 12/17/25 (446,285)
GBP 78,210,402 USD 105,838,172 Bank of New York Mellon 12/17/25 (3,087,617)
GBP 14,524,128 USD 19,390,522 Morgan Stanley & Co. International plc 12/17/25 (309,145)
GBP 17,576,371 USD 23,641,428 Societe Generale SA 12/17/25 (550,102)
GBP 42,843,269 USD 57,971,759 State Street Bank and Trust Co. 12/17/25 (1,685,516)
JPY 16,625,067,316 EUR 96,837,813 Natwest Markets plc 12/17/25 (3,538,669)
JPY 11,321,212,382 USD 74,674,000 Barclays Bank plc 12/17/25 (884,228)
JPY 7,068,916,850 USD 48,444,557 Credit Agricole Corporate & Investment Bank SA 12/17/25 (2,370,537)
JPY 1,502,483,150 USD 9,948,372 HSBC Bank plc 12/17/25 (155,438)
JPY 132,666,498,966 USD 908,768,473 JPMorgan Chase Bank NA 12/17/25 (44,070,388)
JPY 1,929,573,951 USD 12,865,703 State Street Bank and Trust Co. 12/17/25 (289,062)
KRW 109,123,529,624 USD 78,921,182 Citibank NA 12/17/25 (2,419,913)
NOK 910,598,252 CHF 72,480,575 Goldman Sachs International 12/17/25 (640,657)
NZD 15,081,861 USD 8,990,877 State Street Bank and Trust Co. 12/17/25 (344,154)
PLN 113,668,465 USD 31,136,142 Bank of America NA 12/17/25 (368,839)
SEK 600,898,821 USD 64,551,487 Royal Bank of Canada 12/17/25 (1,133,840)
SGD 44,742,757 USD 35,143,875 Bank of America NA 12/17/25 (654,072)
TWD 2,444,810,699 USD 81,697,935 Barclays Bank plc 12/17/25 (2,187,755)
USD 8,326,000 BRL 45,268,462 Morgan Stanley & Co. International plc 12/17/25 (947)
USD 162,399,464 HKD 1,261,972,941 Morgan Stanley & Co. International plc 12/17/25 (114,294)
USD 11,735,197 MXN 220,472,319 JPMorgan Chase Bank NA 12/17/25 (77,487)
USD 2,056,100 TRY 91,890,193 Barclays Bank plc 12/26/25 (35,713)
USD 894,169 EGP 44,878,320 Citibank NA 01/05/26 (32,354)
EUR 640,171 USD 749,517 Barclays Bank plc 01/16/26 (8,527)
ARS 1,555,227,718 USD 1,055,107 Citibank NA 01/26/26 (55,711)
ARS 1,058,519,677 USD 710,893 JPMorgan Chase Bank NA 01/26/26 (30,684)
USD 883,000 ARS 1,377,480,000 Citibank NA 01/26/26 (2,174)
USD 9,586,382 BRL 53,585,000 Deutsche Bank AG 04/02/26 (34,855)
(92,223,111)
$ (59,623,859)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ................ One-Touch Bank of America NA 12/03/25 THB 33.50 THB 33.50 USD 353 $ 17,665
Put
USD Currency ................ One-Touch Barclays Bank plc 11/03/25 INR 86.00 INR 86.00 USD 406 1
USD Currency ................ Down and Out Bank of America NA 11/10/25 INR 87.00 INR 85.05 USD 4,901 306
EUR Currency ................ One-Touch HSBC Bank plc 12/11/25 USD 1.13 USD 1.13 EUR 551 45,568
USD Currency ................ One-Touch Bank of America NA 12/15/25 INR 87.00 INR 87.00 USD 318 17,195
EUR Currency ................ One-Touch Barclays Bank plc 12/22/25 CZK 24.00 CZK 24.00 EUR 310 20,710
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 01/27/26 CAD 1.36 CAD 1.36 USD 320 29,808
113,588
$ 131,253
$ –

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,814 11/14/25 USD 697.00 USD 123,726 $ 302,031
Advanced Micro Devices, Inc. ................... 922 11/21/25 USD 260.00 USD 23,614 1,456,760
Alphabet, Inc. .............................. 527 11/21/25 USD 250.00 USD 14,852 1,774,673
Amazon.com, Inc. ........................... 1,400 11/21/25 USD 240.00 USD 34,191 1,413,999
Apple, Inc. ................................ 1,001 11/21/25 USD 235.00 USD 27,064 3,626,123
ASML Holding NV ........................... 400 11/21/25 USD 1,060.00 USD 42,369 1,606,000
Citigroup, Inc. .............................. 1,923 11/21/25 USD 105.00 USD 19,467 254,798
DR Horton, Inc. ............................. 511 11/21/25 USD 175.00 USD 7,618 11,498
DR Horton, Inc. ............................. 658 11/21/25 USD 185.00 USD 9,809 11,515
EURO STOXX Bank Index ..................... 3,939 11/21/25 EUR 240.00 EUR 45,970 431,327
Informatica, Inc. ............................ 286 11/21/25 USD 35.00 USD 711 11,440
Intuit, Inc. ................................. 319 11/21/25 USD 700.00 USD 21,295 457,765
McDonald's Corp. ........................... 551 11/21/25 USD 330.00 USD 16,443 22,040
Meta Platforms, Inc. .......................... 199 11/21/25 USD 830.00 USD 12,902 32,636
Meta Platforms, Inc. .......................... 499 11/21/25 USD 750.00 USD 32,353 168,413
MongoDB, Inc. ............................. 600 11/21/25 USD 360.00 USD 21,589 1,025,999
Sabre Corp. ............................... 1,110 11/21/25 USD 2.50 USD 227 13,875
SPDR Gold Shares
(a)
......................... 16,000 11/21/25 USD 360.00 USD 588,992 20,040,000
Walt Disney Co. (The) ........................ 1,322 11/21/25 USD 120.00 USD 14,888 290,839
Warner Bros Discovery, Inc. .................... 1,109 11/21/25 USD 24.00 USD 2,490 37,706
Warner Bros Discovery, Inc. .................... 1,203 11/21/25 USD 23.00 USD 2,701 80,000
NVIDIA Corp. .............................. 3,251 11/28/25 USD 200.00 USD 65,829 3,958,093
Alibaba Group Holding Ltd. ..................... 496 12/19/25 USD 190.00 USD 8,453 293,880
Alphabet, Inc. .............................. 1,800 12/19/25 USD 290.00 USD 50,728 1,971,000
Amazon.com, Inc. ........................... 1,800 12/19/25 USD 245.00 USD 43,960 2,083,500
Apple, Inc. ................................ 1,023 12/19/25 USD 270.00 USD 27,659 1,035,788
Apple, Inc. ................................ 1,800 12/19/25 USD 280.00 USD 48,667 1,017,000
Bank of America Corp. ........................ 3,001 12/19/25 USD 55.00 USD 16,040 414,138
Boeing Co. (The) ............................ 405 12/19/25 USD 235.00 USD 8,141 55,283
Booking Holdings, Inc. ........................ 50 12/19/25 USD 5,900.00 USD 25,389 93,500
Broadcom, Inc. ............................. 854 12/19/25 USD 350.00 USD 31,566 3,486,455
Broadcom, Inc. ............................. 1,202 12/19/25 USD 390.00 USD 44,430 2,587,304
Capital One Financial Corp. ..................... 600 12/19/25 USD 230.00 USD 13,199 360,000
Citigroup, Inc. .............................. 3,001 12/19/25 USD 105.00 USD 30,379 847,783
Delta Air Lines, Inc. .......................... 1,044 12/19/25 USD 67.50 USD 5,990 85,086
Delta Air Lines, Inc. .......................... 6,053 12/19/25 USD 62.50 USD 34,732 1,116,779
iShares China Large-Cap ETF ................... 12,000 12/19/25 USD 42.00 USD 47,652 756,000
JPMorgan Chase & Co. ....................... 582 12/19/25 USD 325.00 USD 18,107 333,195
KLA Corp. ................................ 88 12/19/25 USD 1,100.00 USD 10,637 1,294,040
Lam Research Corp. ......................... 265 12/19/25 USD 150.00 USD 4,173 415,387
Lam Research Corp. ......................... 1,532 12/19/25 USD 165.00 USD 24,123 1,298,370
Marsh & McLennan Cos., Inc. ................... 1,202 12/19/25 USD 200.00 USD 21,414 87,145
Meta Platforms, Inc. .......................... 499 12/19/25 USD 760.00 USD 32,353 374,250
Meta Platforms, Inc. .......................... 549 12/19/25 USD 815.00 USD 35,594 223,718
Microsoft Corp. ............................. 799 12/19/25 USD 560.00 USD 41,373 397,503
NVIDIA Corp. .............................. 1,600 12/19/25 USD 200.00 USD 32,398 2,460,000
NVIDIA Corp. .............................. 2,000 12/19/25 USD 185.00 USD 40,498 4,870,000
NVIDIA Corp. .............................. 2,405 12/19/25 USD 205.00 USD 48,699 3,066,375
Sabre Corp. ............................... 832 12/19/25 USD 3.00 USD 170 8,320
SPDR Gold Shares
(a)
......................... 6,700 12/19/25 USD 390.00 USD 246,640 3,165,750
Tesla, Inc. ................................. 407 12/19/25 USD 495.00 USD 18,582 967,643
Uber Technologies, Inc. ....................... 953 12/19/25 USD 105.00 USD 9,196 289,712
Uber Technologies, Inc. ....................... 1,897 12/19/25 USD 100.00 USD 18,306 891,590
United Airlines Holdings, Inc. .................... 2,301 12/19/25 USD 105.00 USD 21,639 647,732
Valero Energy Corp. .......................... 1,500 12/19/25 USD 170.00 USD 25,434 1,181,250
Walt Disney Co. (The) ........................ 704 12/19/25 USD 120.00 USD 7,928 216,480
Wells Fargo & Co. ........................... 2,000 12/19/25 USD 90.00 USD 17,394 428,000
Alphabet, Inc. .............................. 2,499 01/16/26 USD 280.00 USD 70,427 4,985,505
Apple, Inc. ................................ 1,065 01/16/26 USD 280.00 USD 28,794 891,938
Apple, Inc. ................................ 2,751 01/16/26 USD 285.00 USD 74,379 1,795,028
Boeing Co. (The) ............................ 330 01/16/26 USD 235.00 USD 6,634 88,935
Carrier Global Corp. .......................... 2,898 01/16/26 USD 65.00 USD 17,240 521,640
Fifth Third Bancorp .......................... 4,893 01/16/26 USD 44.00 USD 20,365 550,463

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
......................... 6,700 01/16/26 USD 390.00 USD 246,640 $ 4,723,500
89,404,495
Put
SPDR S&P 500 ETF Trust ...................... 2,718 11/07/25 USD 660.00 USD 185,384 175,311
WTI Crude Oil
(a)
............................. 350 11/17/25 USD 60.00 USD 350 455,000
Alphabet, Inc. .............................. 527 11/21/25 USD 245.00 USD 14,852 41,106
EURO STOXX Bank Index ..................... 800 11/21/25 EUR 200.00 EUR 9,336 11,527
iShares Russell 2000 ETF ...................... 522 11/21/25 USD 225.00 USD 12,853 29,754
iShares Russell 2000 ETF ...................... 555 11/21/25 USD 230.00 USD 13,666 53,835
iShares Russell 2000 ETF ...................... 620 11/21/25 USD 220.00 USD 15,266 22,010
OneMain Holdings, Inc. ....................... 335 11/21/25 USD 50.00 USD 1,983 7,538
OneMain Holdings, Inc. ....................... 557 11/21/25 USD 45.00 USD 3,297 20,888
SPDR S&P 500 ETF Trust ...................... 240 11/21/25 USD 630.00 USD 16,369 27,000
Stellantis NV ............................... 743 11/21/25 USD 9.00 USD 753 7,430
WTI Crude Oil
(a)
............................. 298 12/16/25 USD 58.00 USD 298 524,480
Ally Financial, Inc. ........................... 389 12/19/25 USD 35.00 USD 1,516 27,230
S&P 500 Index ............................. 8 01/16/26 USD 6,850.00 USD 5,472 140,080
1,543,189
$ 90,947,684
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... BNP Paribas SA 11/06/25 USD 1.18 EUR 4,942 $ 197
USD Currency ........................... Morgan Stanley & Co. International plc 11/26/25 BRL 5.45 USD 3,347 27,504
EUR Currency ........................... Goldman Sachs International 12/11/25 ZAR 20.00 EUR 3,303 47,563
EUR Currency ........................... BNP Paribas SA 12/12/25 USD 1.17 EUR 5,521 18,266
AUD Currency ........................... HSBC Bank plc 12/18/25 USD 0.66 AUD 8,917 62,849
156,379
Put
GBP Currency ........................... Citibank NA 12/04/25 JPY 196.00 GBP 15,089 45,058
$ 201,437
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly Bank of America NA 12/17/25 USD 104.50 USD 20,340 $ 71,190
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly
Goldman Sachs
International 11/19/25 USD 106.00 USD 18,515 40,165
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly
Goldman Sachs
International 11/19/25 USD 106.00 USD 18,545 40,230
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly Royal Bank of Canada 11/19/25 USD 106.50 USD 21,900 66,893

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 12/17/25 EUR 300.00 EUR 14,790 $ 67,696
$ 286,174
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 11/26/25 3.65 % USD 118,850 $ 101,326
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3.55 USD 142,695 1,672,832
$ 1,774,158
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. .................... 1,845 11/21/25 USD 320.00 USD 47,254 $ (477,855)
Alphabet, Inc. ............................... 527 11/21/25 USD 280.00 USD 14,852 (532,270)
Apollo Global Management, Inc. ................... 184 11/21/25 USD 140.00 USD 2,287 (14,260)
Apple, Inc. ................................. 1,001 11/21/25 USD 255.00 USD 27,064 (1,716,716)
Bank of America Corp. ......................... 1,505 11/21/25 USD 55.00 USD 8,044 (118,895)
Boston Scientific Corp. ......................... 525 11/21/25 USD 105.00 USD 5,288 (38,062)
Capital One Financial Corp. ...................... 259 11/21/25 USD 230.00 USD 5,698 (69,930)
CRH plc ................................... 345 11/21/25 USD 130.00 USD 4,109 (45,712)
Home Depot, Inc. (The) ........................ 116 11/21/25 USD 420.00 USD 4,403 (10,440)
Intuit, Inc. .................................. 45 11/21/25 USD 730.00 USD 3,004 (28,800)
Intuitive Surgical, Inc. .......................... 64 11/21/25 USD 495.00 USD 3,419 (282,240)
Live Nation Entertainment, Inc. ................... 180 11/21/25 USD 165.00 USD 2,692 (22,950)
Meta Platforms, Inc. ........................... 184 11/21/25 USD 790.00 USD 11,930 (39,836)
Meta Platforms, Inc. ........................... 398 11/21/25 USD 900.00 USD 25,804 (38,009)
Meta Platforms, Inc. ........................... 499 11/21/25 USD 820.00 USD 32,353 (86,826)
Microsoft Corp. .............................. 500 11/21/25 USD 575.00 USD 25,891 (34,750)
NextEra Energy, Inc. .......................... 545 11/21/25 USD 90.00 USD 4,436 (11,717)
NVIDIA Corp. ............................... 820 11/21/25 USD 200.00 USD 16,604 (920,450)
NVIDIA Corp. ............................... 1,406 11/21/25 USD 210.00 USD 28,470 (927,960)
Salesforce, Inc. .............................. 155 11/21/25 USD 270.00 USD 4,036 (74,400)
ServiceNow, Inc. ............................. 21 11/21/25 USD 1,020.00 USD 1,930 (13,545)
SPDR Gold Shares
(a)
.......................... 21,600 11/21/25 USD 380.00 USD 795,139 (7,668,000)
Tesla, Inc. .................................. 170 11/21/25 USD 520.00 USD 7,762 (115,600)
Thermo Fisher Scientific, Inc. ..................... 32 11/21/25 USD 590.00 USD 1,816 (22,720)
Trane Technologies plc ......................... 116 11/21/25 USD 470.00 USD 5,204 (48,140)
TransDigm Group, Inc. ......................... 26 11/21/25 USD 1,420.00 USD 3,402 (15,860)
Walt Disney Co. (The) ......................... 271 11/21/25 USD 125.00 USD 3,052 (30,487)
Warner Bros Discovery, Inc. ..................... 2,312 11/21/25 USD 26.00 USD 5,190 (24,276)
Alphabet, Inc. ............................... 508 12/19/25 USD 210.00 USD 14,316 (3,746,500)
Alphabet, Inc. ............................... 1,058 12/19/25 USD 325.00 USD 29,817 (270,848)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Alphabet, Inc. ............................... 1,110 12/19/25 USD 220.00 USD 31,282 $ (7,070,700)
Alphabet, Inc. ............................... 2,700 12/19/25 USD 315.00 USD 76,091 (1,059,750)
Amazon.com, Inc. ............................ 2,700 12/19/25 USD 270.00 USD 65,939 (911,250)
Apple, Inc. ................................. 540 12/19/25 USD 250.00 USD 14,600 (1,306,800)
Apple, Inc. ................................. 2,000 12/19/25 USD 240.00 USD 54,074 (6,595,000)
Apple, Inc. ................................. 2,700 12/19/25 USD 295.00 USD 73,000 (558,900)
Bank of America Corp. ......................... 596 12/19/25 USD 52.50 USD 3,186 (160,027)
Bank of America Corp. ......................... 4,502 12/19/25 USD 57.50 USD 24,063 (274,622)
Broadcom, Inc. .............................. 146 12/19/25 USD 370.00 USD 5,397 (437,635)
Broadcom, Inc. .............................. 600 12/19/25 USD 380.00 USD 22,178 (1,522,500)
Broadcom, Inc. .............................. 1,000 12/19/25 USD 410.00 USD 36,963 (1,520,000)
Cameco Corp. ............................... 195 12/19/25 USD 100.00 USD 1,993 (200,850)
Capital One Financial Corp. ...................... 901 12/19/25 USD 240.00 USD 19,821 (281,562)
Citigroup, Inc. ............................... 508 12/19/25 USD 100.00 USD 5,142 (264,161)
Citigroup, Inc. ............................... 4,502 12/19/25 USD 110.00 USD 45,574 (610,021)
CRH plc ................................... 340 12/19/25 USD 110.00 USD 4,049 (401,200)
Delta Air Lines, Inc. ........................... 65 12/19/25 USD 70.00 USD 373 (3,705)
Delta Air Lines, Inc. ........................... 12,106 12/19/25 USD 72.50 USD 69,464 (478,187)
iShares China Large-Cap ETF .................... 12,000 12/19/25 USD 46.00 USD 47,652 (210,000)
Meta Platforms, Inc. ........................... 499 12/19/25 USD 820.00 USD 32,353 (192,115)
Meta Platforms, Inc. ........................... 824 12/19/25 USD 900.00 USD 53,424 (169,744)
Micron Technology, Inc. ........................ 146 12/19/25 USD 150.00 USD 3,267 (1,114,710)
Microsoft Corp. .............................. 1,076 12/19/25 USD 580.00 USD 55,716 (271,152)
Microsoft Corp. .............................. 1,198 12/19/25 USD 600.00 USD 62,034 (156,938)
NVIDIA Corp. ............................... 605 12/19/25 USD 225.00 USD 12,251 (337,287)
NVIDIA Corp. ............................... 2,000 12/19/25 USD 210.00 USD 40,498 (2,115,000)
NVIDIA Corp. ............................... 2,526 12/19/25 USD 220.00 USD 51,149 (1,761,885)
NVIDIA Corp. ............................... 2,700 12/19/25 USD 230.00 USD 54,672 (1,194,750)
Oracle Corp. ................................ 124 12/19/25 USD 280.00 USD 3,256 (192,200)
Palantir Technologies, Inc. ....................... 16 12/19/25 USD 200.00 USD 321 (31,080)
SPDR Gold Shares
(a)
.......................... 500 12/19/25 USD 430.00 USD 18,406 (39,500)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 240 12/19/25 USD 270.00 USD 7,210 (907,800)
Tesla, Inc. .................................. 27 12/19/25 USD 500.00 USD 1,233 (60,007)
Tesla, Inc. .................................. 55 12/19/25 USD 460.00 USD 2,511 (202,400)
Tesla, Inc. .................................. 407 12/19/25 USD 570.00 USD 18,582 (375,457)
Uber Technologies, Inc. ........................ 3,566 12/19/25 USD 110.00 USD 34,412 (673,974)
United Airlines Holdings, Inc. ..................... 81 12/19/25 USD 115.00 USD 762 (9,679)
United Airlines Holdings, Inc. ..................... 4,602 12/19/25 USD 125.00 USD 43,277 (285,324)
Alphabet, Inc. ............................... 2,499 01/16/26 USD 305.00 USD 70,427 (2,430,277)
Amazon.com, Inc. ............................ 611 01/16/26 USD 270.00 USD 14,922 (345,215)
Apple, Inc. ................................. 506 01/16/26 USD 270.00 USD 13,681 (661,595)
Apple, Inc. ................................. 2,751 01/16/26 USD 315.00 USD 74,379 (343,875)
Autodesk, Inc. ............................... 65 01/16/26 USD 350.00 USD 1,959 (24,375)
Bank of America Corp. ......................... 1,276 01/16/26 USD 60.00 USD 6,820 (74,008)
Broadcom, Inc. .............................. 270 01/16/26 USD 380.00 USD 9,980 (843,750)
Cameco Corp. ............................... 306 01/16/26 USD 95.00 USD 3,128 (444,465)
Capital One Financial Corp. ...................... 241 01/16/26 USD 260.00 USD 5,302 (40,367)
CRH plc ................................... 254 01/16/26 USD 135.00 USD 3,025 (51,435)
Eli Lilly & Co. ............................... 91 01/16/26 USD 900.00 USD 7,852 (349,895)
EQT Corp. ................................. 320 01/16/26 USD 65.00 USD 1,715 (26,240)
Intuitive Surgical, Inc. .......................... 46 01/16/26 USD 575.00 USD 2,458 (72,220)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 6,781 01/16/26 USD 82.00 USD 54,790 (81,372)
JPMorgan Chase & Co. ........................ 231 01/16/26 USD 350.00 USD 7,187 (64,218)
McKesson Corp. ............................. 55 01/16/26 USD 840.00 USD 4,462 (166,925)
Micron Technology, Inc. ........................ 175 01/16/26 USD 155.00 USD 3,916 (1,295,875)
Microsoft Corp. .............................. 349 01/16/26 USD 605.00 USD 18,072 (97,196)
NVIDIA Corp. ............................... 1,050 01/16/26 USD 230.00 USD 21,261 (732,375)
Oracle Corp. ................................ 2,118 01/16/26 USD 360.00 USD 55,621 (878,970)
Salesforce, Inc. .............................. 130 01/16/26 USD 310.00 USD 3,385 (67,275)
SPDR Gold Shares
(a)
.......................... 657 01/16/26 USD 405.00 USD 24,185 (271,012)
Tesla, Inc. .................................. 101 01/16/26 USD 480.00 USD 4,611 (399,202)
Valero Energy Corp. ........................... 96 01/16/26 USD 170.00 USD 1,628 (96,960)
(61,265,023)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 5,436 11/07/25 USD 630.00 USD 370,768 $ (57,078)
SPDR S&P 500 ETF Trust ....................... 605 11/14/25 USD 663.00 USD 41,265 (137,032)
Citigroup, Inc. ............................... 2,663 11/21/25 USD 90.00 USD 26,958 (90,542)
DR Horton, Inc. .............................. 658 11/21/25 USD 155.00 USD 9,809 (572,460)
DR Horton, Inc. .............................. 662 11/21/25 USD 145.00 USD 9,869 (215,150)
EURO STOXX Bank Index ...................... 1,969 11/21/25 EUR 205.00 EUR 22,979 (39,717)
Intuit, Inc. .................................. 319 11/21/25 USD 630.00 USD 21,295 (344,520)
iShares Russell 2000 ETF ....................... 522 11/21/25 USD 185.00 USD 12,853 (3,654)
iShares Russell 2000 ETF ....................... 555 11/21/25 USD 200.00 USD 13,666 (6,660)
iShares Russell 2000 ETF ....................... 620 11/21/25 USD 180.00 USD 15,266 (3,720)
MongoDB, Inc. .............................. 600 11/21/25 USD 260.00 USD 21,589 (39,000)
NVIDIA Corp. ............................... 341 11/21/25 USD 160.00 USD 6,905 (21,483)
OneMain Holdings, Inc. ........................ 335 11/21/25 USD 40.00 USD 1,983 (18,425)
SPDR S&P 500 ETF Trust ....................... 240 11/21/25 USD 570.00 USD 16,369 (6,840)
Stellantis NV ................................ 743 11/21/25 USD 7.00 USD 753 (3,715)
Walt Disney Co. (The) ......................... 1,322 11/21/25 USD 100.00 USD 14,888 (117,658)
WTI Crude Oil
(a)
.............................. 298 12/16/25 USD 52.00 USD 298 (122,180)
Alibaba Group Holding Ltd. ...................... 496 12/19/25 USD 140.00 USD 8,453 (77,624)
Apple, Inc. ................................. 497 12/19/25 USD 240.00 USD 13,437 (69,828)
Boeing Co. (The) ............................. 405 12/19/25 USD 185.00 USD 8,141 (111,780)
Booking Holdings, Inc. ......................... 50 12/19/25 USD 4,900.00 USD 25,389 (672,500)
Broadcom, Inc. .............................. 1,000 12/19/25 USD 300.00 USD 36,963 (570,000)
Delta Air Lines, Inc. ........................... 1,044 12/19/25 USD 50.00 USD 5,990 (112,230)
KLA Corp. ................................. 88 12/19/25 USD 950.00 USD 10,637 (73,920)
Lam Research Corp. .......................... 265 12/19/25 USD 125.00 USD 4,173 (42,002)
Lam Research Corp. .......................... 530 12/19/25 USD 130.00 USD 8,345 (116,865)
Marsh & McLennan Cos., Inc. .................... 418 12/19/25 USD 175.00 USD 7,447 (158,840)
Marsh & McLennan Cos., Inc. .................... 784 12/19/25 USD 165.00 USD 13,967 (121,520)
NVIDIA Corp. ............................... 999 12/19/25 USD 155.00 USD 20,229 (129,870)
NVIDIA Corp. ............................... 1,000 12/19/25 USD 160.00 USD 20,249 (166,000)
SPDR Gold Shares
(a)
.......................... 2,500 12/19/25 USD 345.00 USD 92,030 (632,500)
Tesla, Inc. .................................. 407 12/19/25 USD 400.00 USD 18,582 (539,275)
Uber Technologies, Inc. ........................ 953 12/19/25 USD 80.00 USD 9,196 (77,193)
Walt Disney Co. (The) ......................... 704 12/19/25 USD 100.00 USD 7,928 (101,376)
Alphabet, Inc. ............................... 1,500 01/16/26 USD 240.00 USD 42,273 (555,000)
Apollo Global Management, Inc. ................... 136 01/16/26 USD 110.00 USD 1,691 (46,240)
Apple, Inc. ................................. 1,065 01/16/26 USD 245.00 USD 28,794 (340,800)
Apple, Inc. ................................. 2,001 01/16/26 USD 240.00 USD 54,101 (498,249)
Boeing Co. (The) ............................. 190 01/16/26 USD 180.00 USD 3,819 (63,175)
Boeing Co. (The) ............................. 330 01/16/26 USD 185.00 USD 6,634 (146,850)
Boston Scientific Corp. ......................... 426 01/16/26 USD 90.00 USD 4,291 (44,730)
Carrier Global Corp. ........................... 2,898 01/16/26 USD 50.00 USD 17,240 (275,310)
Costco Wholesale Corp. ........................ 55 01/16/26 USD 840.00 USD 5,013 (63,250)
Fifth Third Bancorp ........................... 4,893 01/16/26 USD 36.00 USD 20,365 (281,347)
Intuit, Inc. .................................. 25 01/16/26 USD 560.00 USD 1,669 (18,500)
Live Nation Entertainment, Inc. ................... 179 01/16/26 USD 130.00 USD 2,677 (42,512)
McKesson Corp. ............................. 55 01/16/26 USD 580.00 USD 4,462 (26,400)
SPDR Gold Shares
(a)
.......................... 10,000 01/16/26 USD 340.00 USD 368,120 (2,695,000)
Walt Disney Co. (The) ......................... 201 01/16/26 USD 95.00 USD 2,264 (22,914)
Broadcom, Inc. .............................. 500 09/18/26 USD 280.00 USD 18,482 (1,211,250)
NVIDIA Corp. ............................... 801 09/18/26 USD 150.00 USD 16,219 (794,992)
(12,699,676)
$ (73,964,699)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Morgan Stanley & Co. International plc — 11/26/25 BRL 5.65 USD 3,347 $ (7,482)
EUR Currency .............. Goldman Sachs International — 12/11/25 ZAR 20.50 EUR 4,955 (26,793)
EUR Currency .............. BNP Paribas SA — 12/12/25 USD 1.19 EUR 8,281 (7,369)
USD Currency .............. Bank of America NA — 12/15/25 INR 88.40 USD 4,439 (41,356)
(83,000)
Put
GBP Currency .............. Citibank NA — 12/04/25 JPY 192.00 GBP 22,633 (25,106)
USD Currency .............. Bank of America NA — 12/12/25 IDR 16,000.00 USD 48,352 (15,645)
USD Currency .............. Citibank NA — 12/12/25 BRL 5.25 USD 48,352 (88,760)
USD Currency .............. HSBC Bank plc — 12/12/25 ZAR 16.80 USD 47,787 (60,778)
USD Currency .............. Citibank NA — 12/15/25 MXN 18.00 USD 48,352 (34,926)
AUD Currency .............. HSBC Bank plc — 12/18/25 USD 0.64 AUD 5,945 (16,034)
EUR Currency .............. Bank of America NA — 01/12/26 USD 1.13 EUR 62,477 (200,663)
iShares Bitcoin Trust ETF
(a)
..... Goldman Sachs International 1,974 01/16/26 USD 48.00 USD 123 (92,485)
(534,397)
$ (617,397)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V1 5.00 % Quarterly
Goldman Sachs
International 11/19/25 NR USD 101.00 USD 18,515 $ (5,062)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V1 5.00 Quarterly
Goldman Sachs
International 11/19/25 B+ USD 101.00 USD 18,545 (5,070)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V1 5.00 Quarterly Royal Bank of Canada 11/19/25 NR USD 102.00 USD 21,900 (8,021)
$ (18,153)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/18/25 3.10 % USD 247,225 $ (35,433)
5-Year Interest Rate Swap
(a)
. 3.07% Annual 1-day SOFR Annual
Goldman Sachs
International 11/21/25 3.07 USD 246,484 (38,439)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 11/26/25 3.15 USD 118,850 (695)
2-Year Interest Rate Swap
(a)
. 2.95% Annual 1-day SOFR Annual Deutsche Bank AG 12/01/25 2.95 USD 564,607 (53,702)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual Deutsche Bank AG 12/10/25 3.05 USD 374,880 (126,019)
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Citibank NA 12/16/25 3.38 USD 65,329 (94,814)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 2.85% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/22/25 2.85 % USD 1,132,334 $ (236,218)
10-Year Interest Rate Swap
(a)
3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/30/25 3.30 USD 94,030 (134,780)
2-Year Interest Rate Swap
(a)
. 2.87% Annual 1-day SOFR Annual Barclays Bank plc 01/02/26 2.87 USD 42,041 (15,045)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual
Goldman Sachs
International 01/14/26 3.20 USD 185,007 (239,330)
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3.25 USD 142,695 (651,481)
(1,625,956)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 12/12/25 3.55 USD 263,613 (399,004)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.45% Annual
JPMorgan Chase
Bank NA 12/17/25 3.45 USD 57,436 (53,806)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 12/30/25 4.00 USD 94,030 (148,586)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.94% Annual
JPMorgan Chase
Bank NA 04/23/26 2.94 EUR 138,316 (851,806)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 04/23/26 4.00 USD 130,309 (1,015,126)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4.30 USD 750,000 (1,973,454)
(4,441,782)
$ (6,067,738)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 12,271 $ (597,125) $ (401,697) $ (195,428)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 5,479 (91,150) (3,411) (87,739)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5.00 Quarterly 06/20/30 USD 48,657 (3,940,661) (3,292,562) (648,099)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1.00 Quarterly 06/20/30 USD 90,591 (2,094,737) (1,899,293) (195,444)
$ (6,723,673) $ (5,596,963) $ (1,126,710)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5.00 % Quarterly 12/20/27 BB- USD 21,615 $ 1,410,649 $ (182,663) $ 1,593,312
Markit CDX North American
High Yield Index Series
41.V1 ........... 5.00 Quarterly 12/20/28 BB- USD 31,965 2,502,412 759,116 1,743,296
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly 12/20/29 BB- EUR 95,016 11,268,160 7,341,263 3,926,897

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 43.V1 .. 5.00 % Quarterly 06/20/30 BB- EUR 10,107 $ 1,278,568 $ 1,100,384 $ 178,184
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1.00 Quarterly 12/20/30 BBB+ USD 46,974 1,088,971 1,059,529 29,442
$ 17,548,760 $ 10,077,629 $ 7,471,131
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 273,906 $ (68,062) $ — $ (68,062)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 484,352 124,282 — 124,282
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 26,882,219 406,110 — 406,110
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 199,538 (60,608) — (60,608)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 1,080,090 8,606,708 48,408 8,558,300
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 281,532 (146,630) — (146,630)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 238,166 928,819 — 928,819
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 150,109 27,889 — 27,889
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 294,182 (69,511) — (69,511)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 102,378 426,435 — 426,435
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 229,465 (19,180) — (19,180)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 19,929 2,001 — 2,001
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 44,287 (113,347) — (113,347)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 28,851 (1,879) — (1,879)
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 370,972 1,303,189 — 1,303,189
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 2,409,360 3,044,323 — 3,044,323
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 341,295 1,131,880 — 1,131,880
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 1,223,390 122,905 — 122,905
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 108,319 (49,110) — (49,110)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 21,980 (240,453) — (240,453)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 36,634 (403,244) — (403,244)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 1,888,562 279,345 — 279,345
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 8,495 (16,258) 709 (16,967)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 1,289,442 25,421,821 346,667 25,075,154
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 282,111 2,390,028 — 2,390,028
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 282,111 2,664,556 — 2,664,556
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 1,707,025 (60,002) — (60,002)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 2,570,000 (79,081) — (79,081)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 48,743 (18,865) — (18,865)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 26,376 7,527 — 7,527
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 95,676 1,459,357 — 1,459,357
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 228,623 3,029,700 — 3,029,700
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 228,623 (627,278) — (627,278)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 230,191 104,564 — 104,564
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 849,941 (2,707,932) — (2,707,932)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 62,860 2,939,730 — 2,939,730
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 229,310 507,593 — 507,593
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 16,738,041 (86,329) — (86,329)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 21,116,582 (107,405) — (107,405)
1-day MIBOR Semi-Annual 5.54% Semi-Annual N/A 09/17/28 INR 1,368,199 18,443 — 18,443
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 57,731 1,051,366 — 1,051,366
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 57,649 1,060,145 — 1,060,145

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly 12/17/25
(a)
12/17/28 CNY 87,809 $ 25,745 $ — $ 25,745
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 37,793 (13,733) — (13,733)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 18,581 4,159 — 4,159
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 148,633 7,123,729 — 7,123,729
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 584,406 149,399 — 149,399
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 714,274 192,147 — 192,147
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 1,720,423 65,799,085 1,345,341 64,453,744
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 165,249 7,049,252 — 7,049,252
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 235,522 4,578,652 — 4,578,652
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 119,586 3,434,133 — 3,434,133
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 115,310 1,221,108 — 1,221,108
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 831,130 2,925,060 — 2,925,060
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 57,803 (197,790) — (197,790)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 128,989 2,315,963 — 2,315,963
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 128,989 2,784,932 — 2,784,932
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 2,181 46,132 509 45,623
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 2,955 71,710 60,029 11,681
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 4,385 96,958 9,190 87,768
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 62,093 (177,501) — (177,501)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 128,318 (1,815,179) — (1,815,179)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 111,573 1,972,038 — 1,972,038
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 114,863 8,369 — 8,369
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 14,416 242,041 — 242,041
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 490,037 63,450 — 63,450
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 202,269 (514,498) — (514,498)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 27,942 (28,094) — (28,094)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 30,244 (141,675) — (141,675)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 56,067 68,395 — 68,395
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 29,039 (18,065) — (18,065)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 46,231 (18,558) 5,045 (23,603)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 36,084 35,842 — 35,842
1-day MXIBTIIE Monthly 7.69% Monthly N/A 07/30/30 MXN 207,893 191,734 — 191,734
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 67,043 (46,289) — (46,289)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 85,560 (86,516) — (86,516)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 112,382 (78,226) — (78,226)
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 14,814 (1,517) — (1,517)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 220,516 (9,147) — (9,147)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 91,021 (160,616) — (160,616)
6-mo. PRIBOR Semi-Annual 3.91% Annual 12/17/25
(a)
12/17/30 CZK 221,688 1,581 — 1,581
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 9,799 (8,723) — (8,723)
4.10% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 9,799 (10,477) — (10,477)
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 9,653 (8,362) — (8,362)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 103,788 15,782,672 — 15,782,672
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 74,318 (406,132) — (406,132)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 276,671 2,403,187 — 2,403,187
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 138,336 1,202,087 — 1,202,087
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 138,336 1,212,684 — 1,212,684
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 240,200 90,180 — 90,180
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 240,200 91,952 — 91,952
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 1,281,638 71,345,227 2,013,374 69,331,853
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 77,654 228,996 — 228,996
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 133,331 (407,335) — (407,335)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 104,391 (35,021) — (35,021)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 103,294 495,659 — 495,659

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 52,089 $ 298,915 $ — $ 298,915
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 10,301 (7,949) — (7,949)
1-day THOR Quarterly 1.61% Quarterly N/A 09/17/35 THB 5,273 (520) — (520)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 10,301 8,754 7,368 1,386
1.61% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 5,273 520 2 518
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 46,302 1,080,506 — 1,080,506
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 16,230 (609,951) 9,580 (619,531)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 50,072 3,082,020 — 3,082,020
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 2,733,675 (3,605,056) — (3,605,056)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 2,733,675 (3,601,864) — (3,601,864)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 49,926 855,338 204,332 651,006
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 464,907 28,420,516 128,626 28,291,890
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 47,000 (3,200,180) 214,168 (3,414,348)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 252,200 42,724 — 42,724
$ 264,018,119 $ 4,393,348 $ 259,624,771
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 14,565 $ 595,545 $ — $ 595,545
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Hertz Corp. (The) .......... 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/25 USD 370 $ (1,150) $ 3,451 $ (4,601)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 475 (10,513) 14,049 (24,562)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 320 (7,082) 7,301 (14,383)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 1,330 (22,890) 7,880 (30,770)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 480 1,763 53,298 (51,535)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 270 992 31,555 (30,563)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 400 1,470 48,113 (46,643)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 675 2,480 77,022 (74,542)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 490 1,800 54,439 (52,639)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 790 299,018 39,513 259,505
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,065 (78,443) 49,273 (127,716)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 7,200 (166,128) 124,790 (290,918)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 8,100 (142,213) (24,877) (117,336)
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 8,100 (149,166) 70,698 (219,864)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 692 (98,809) (56,391) (42,418)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,385 (197,761) (127,697) (70,064)
Deutsche Bank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/29 EUR 3,917 (73,126) (20,766) (52,360)
Intesa Sanpaolo SpA ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 3,779 (56,102) — (56,102)
Telecom Italia SpA ......... 1.00 Quarterly Goldman Sachs International 12/20/29 EUR 1,700 (9,241) 68,606 (77,847)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/30 USD 2,355 (370,279) (318,654) (51,625)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 06/20/30 EUR 4,187 (148,389) (82,613) (65,776)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Occidental Petroleum Corp. ... 1.00 % Quarterly Deutsche Bank AG 06/20/30 USD 1,430 $ (7,788) $ (3,517) $ (4,271)
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/30 USD 1,130 (26,638) (5,597) (21,041)
Ally Financial, Inc. ......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,110 (183,904) (177,798) (6,106)
Republic of Panama ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 565 6,908 11,528 (4,620)
Southwest Airlines Co. ...... 1.00 Quarterly Deutsche Bank AG 12/20/30 USD 2,225 5,079 6,122 (1,043)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 12/20/30 USD 5,680 12,965 25,810 (12,845)
Whirlpool Corp. ........... 1.00 Quarterly Deutsche Bank AG 12/20/30 USD 555 40,299 37,600 2,699
$ – $ – $ –
$ (1,376,848) $ (86,862) $ (1,289,986)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 2,125 $ 25,204 $ 5,049 $ 20,155
ZF Europe Finance BV .. 5.00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 1,760 122,692 133,059 (10,367)
Hannover Rueck SE .... 1.00 Quarterly BNP Paribas SA 12/20/29 A EUR 1,958 35,702 10,084 25,618
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 6,562 1,045,961 711,532 334,429
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,480 258,678 223,754 34,924
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,480 258,678 265,463 (6,785)
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1.00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 1,958 36,474 10,474 26,000
Swedbank AB ........ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 3,779 42,247 (9,344) 51,591
AXA SA ............ 1.00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 4,187 130,028 80,514 49,514
Eutelsat SA .......... 5.00 Quarterly BNP Paribas SA 12/20/30 NR EUR 1,740 254,624 230,958 23,666
Eutelsat SA .......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 2,023 296,042 281,134 14,908
Forvia SE ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 992 122,404 98,335 24,069
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 385 71,563 72,331 (768)
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 735 136,621 138,087 (1,466)
$ 2,836,918 $ 2,251,430 $ 585,488
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 34,502 $ (4,754) $ — $ (4,754)
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 15,526 1,209 — 1,209
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 596,422 1,824 — 1,824

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 1,325,382 $ 5,910 $ — $ 5,910
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 138,239 (2,796,842) — (2,796,842)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 122,264 (2,484,828) — (2,484,828)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 173,308 (3,422,340) — (3,422,340)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 166,281 (3,280,639) — (3,280,639)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 928 (18,326) — (18,326)
1-day
BZDIOVER At Termination 9.77% At Termination Citibank NA 01/04/27 BRL 29,794 (551,081) — (551,081)
1-day
BZDIOVER At Termination 13.09% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 556,755 (374,572) — (374,572)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 6,394 3,089 — 3,089
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 29,038 22,963 — 22,963
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 14,208 86,896 — 86,896
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 04/04/30 COP 24,294,865 115,436 — 115,436
$ (12,696,055) $ — $ (12,696,055)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 1,168 $ 11,406 $ — $ 11,406
0.00% ........... At Termination
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8
At
Termination Deutsche Bank AG 12/19/25 USD 829 (2,686) — (2,686)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 821 5,071 — 5,071
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 495 3,949 — 3,949
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 678 3,611 — 3,611
0.00% ........... At Termination
J.P. Morgan EM
FX Volatility Carry
Index
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 422 637 — 637

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 842 $ 4,232 $ — $ 4,232
1-day EFFR ....... At Termination
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index
At
Termination
Goldman Sachs
International 12/19/25 USD 379 459 — 459
1-day SOFR minus
0.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 12/19/25 USD 267 (117,530) — (117,530)
1-day SOFR minus
0.15% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 157 (26,896) — (26,896)
1-day SOFR minus
0.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 454 (195,677) — (195,677)
1-day SOFR minus
0.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 12/19/25 USD 236 129,031 — 129,031
1-day SOFR minus
0.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/19/25 USD 550 (234,855) — (234,855)
1-day SOFR plus 0.20% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 645 (113,281) — (113,281)
1-day SOFR plus 0.25% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/19/25 USD 171 (32,124) — (32,124)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.50%
At
Termination
JPMorgan Chase Bank
NA 12/19/25 USD 434 239,573 — 239,573
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.69%
At
Termination
Goldman Sachs
International 12/19/25 USD 627 331,796 — 331,796
$ 6,716 $ — $ 6,716
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 12,130,076 02/11/26 0.26% 1D OBFR01 Monthly $ (190,516)
AMC Networks, Inc. .......... Barclays Bank plc 617,640 08/23/26 0.20% 1D OBFR01 Monthly 4,928
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 1,392,553 02/09/26 0.20% 1D OBFR01 Monthly (54,713)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 1,578,239 02/10/26 0.26% 1D ESTR Monthly (139,371)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 720,883 02/11/26 0.75% 1D OBFR01 Monthly (32,008)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 676,547 02/09/26 0.20% 1D OBFR01 Monthly (135,890)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA USD 2,320,358 02/11/26 0.75% 1D OBFR01 Monthly $ 57,979
Flagstar Bank NA ............ JPMorgan Chase Bank NA 3,474,117 02/09/26 0.20% 1D OBFR01 Monthly (156,858)
flynas Co. SJSC ............ JPMorgan Chase Bank NA 1,343,772 02/11/26 0.75% 1D OBFR01 Monthly 17,741
Iberdrola SA ............... JPMorgan Chase Bank NA 3,514,846 02/11/26 0.26% 1D OBFR01 Monthly 218,197
Informatica, Inc. ............. JPMorgan Chase Bank NA 1,415,954 02/09/26 0.20% 1D OBFR01 Monthly (2,841)
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 824,656 02/09/26 0.20% 1D OBFR01 Monthly (138,631)
Rasan Information Technology Co. JPMorgan Chase Bank NA 2,753,471 02/11/26 0.75% 1D OBFR01 Monthly 163,344
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 318,406 02/10/26 0.30% HONIA Monthly 27,606
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 159,264 02/11/26 0.26% 1D OBFR01 Monthly (2,122)
Talabat Holding plc ........... JPMorgan Chase Bank NA 1,432,196 02/11/26 0.75% 1D OBFR01 Monthly (128,108)
Warner Bros Discovery, Inc. ..... JPMorgan Chase Bank NA 816,769 02/09/26 0.20% 1D OBFR01 Monthly 199,453
Total long positions of equity swaps (291,810)
Short contracts
(b)
ABN AMRO Bank NV ......... Citibank NA (2,079,089) 02/26/26 (0.26)% 1D OBFR01 Monthly (87,744)
Alexandria Real Estate Equities, Inc. Citibank NA (5,564,910) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,398,920
Alfa SAB de CV ............. Citibank NA (456,929) 02/24/28 (0.85)% 1D OBFR01 Monthly 22,471
Alfa SAB de CV ............. JPMorgan Chase Bank NA (888,012) 02/10/26 (0.50)% 1D OBFR01 Monthly 54,425
Align Technology, Inc. ......... Citibank NA (4,786,728) 02/24/28 (0.15)% 1D OBFR01 Monthly (85,813)
Alliance Laundry Holdings, Inc. .. Barclays Bank plc (5,735,436) 08/23/26 (6.00)% 1D OBFR01 Monthly 27,998
Alstom SA ................ Citibank NA (3,994,322) 02/26/26 (0.26)% 1D OBFR01 Monthly 17,190
Amcor plc ................. Citibank NA (9,219,738) 02/24/28 (0.15)% 1D OBFR01 Monthly 271,835
AppLovin Corp. ............. Citibank NA (1,654,923) 02/24/28 (0.15)% 1D OBFR01 Monthly (212,454)
Axon Enterprise, Inc. ......... Citibank NA (5,529,308) 02/24/28 (0.15)% 1D OBFR01 Monthly (230,413)
Baidu, Inc. ................ Citibank NA (4,266,098) 02/25/26 (0.05)% 1D OBFR01 Monthly (76,489)
Bank of Montreal ............ Citibank NA (13,214,374) 02/24/28 (0.20)% 1D OBFR01 Monthly 144,919
Barratt Redrow plc ........... Citibank NA (6,649,970) 02/26/26 (0.25)% 1D OBFR01 Monthly 579,637
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (6,372,846) 02/11/26 (0.58)% 1D OBFR01 Monthly 721,570
BASF SE ................. Citibank NA (6,692,244) 02/26/26 (0.26)% 1D OBFR01 Monthly 95,633
Baxter International, Inc. ....... Citibank NA (11,974,156) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,327,571
BE Semiconductor Industries NV . Citibank NA (4,635,937) 02/26/26 (0.26)% 1D OBFR01 Monthly (278,956)
Beijer Ref AB .............. Citibank NA (355,879) 02/26/26 (0.26)% 1D OBFR01 Monthly 9,814
Beijer Ref AB .............. JPMorgan Chase Bank NA (1,074,957) 02/11/26 (0.26)% 1D OBFR01 Monthly 22,350
BeOne Medicines Ltd. ........ Citibank NA (4,149,199) 02/25/26 (0.05)% 1D OBFR01 Monthly (29,357)
Block, Inc. ................ Citibank NA (13,232,856) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,486)
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (20,081) 02/09/26 (0.15)% 1D OBFR01 Monthly 2,420
Brookfield Asset Management Ltd. Citibank NA (7,854,583) 02/24/28 (0.20)% 1D OBFR01 Monthly (19,442)
Brown-Forman Corp. ......... Citibank NA (3,784,481) 02/24/28 (0.15)% 1D OBFR01 Monthly 115,865
Builders FirstSource, Inc. ...... Citibank NA (6,182,104) 02/24/28 (0.15)% 1D OBFR01 Monthly 301,114
Bullish ................... Barclays Bank plc (2,611,869) 08/23/26 (1.00)% 1D OBFR01 Monthly 102,232
BXP, Inc. ................. Citibank NA (7,400,298) 02/24/28 (0.15)% 1D OBFR01 Monthly 195,585
CH Robinson Worldwide, Inc. ... Citibank NA (10,519,755) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,220,608)
Chailease Holding Co. Ltd. ..... Citibank NA (2,573,696) 02/25/26 (0.40)% 1D OBFR01 Monthly 31,825
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (2,596) 02/10/26 (0.16)% 1D OBFR01 Monthly 159
China Construction Bank Corp. .. Citibank NA (6,318,241) 02/25/26 (0.05)% 1D OBFR01 Monthly 94,839
China Merchants Bank Co. Ltd. .. Citibank NA (1,288,411) 02/25/26 0.00% 1D OBFR01 Monthly 6,495
China Railway Group Ltd. ...... Citibank NA (2,248,450) 02/25/26 (0.21)% 1D OBFR01 Monthly 107,734
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (6,370,614) 02/25/26 (0.30)% 1D OBFR01 Monthly (87,150)
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (38,549) 02/10/26 (0.30)% 1D OBFR01 Monthly (1,620)
Community Financial System, Inc. JPMorgan Chase Bank NA (807,960) 02/09/26 (0.15)% 1D OBFR01 Monthly 33,903
Continental AG ............. Citibank NA (4,060,182) 02/26/26 (0.26)% 1D OBFR01 Monthly (142,703)
Convatec Group plc .......... Citibank NA (2,554,111) 02/26/26 (0.25)% 1D OBFR01 Monthly 75,560
Cosan SA ................. Citibank NA (433,254) 02/24/28 (3.00)% 1D OBFR01 Monthly (11,221)
Cosan SA ................. JPMorgan Chase Bank NA (474,858) 02/10/26 (4.50)% 1D OBFR01 Monthly (9,857)
CoStar Group, Inc. ........... Citibank NA (2,623,225) 02/24/28 (0.15)% 1D OBFR01 Monthly 284,786
CRRC Corp. Ltd. ............ Citibank NA (2,759,037) 02/25/26 (0.30)% 1D OBFR01 Monthly 271,636
CVB Financial Corp. .......... JPMorgan Chase Bank NA (658,778) 02/09/26 (0.15)% 1D OBFR01 Monthly 16,434
Davide Campari-Milano NV ..... Citibank NA (5,168,312) 02/26/26 (0.26)% 1D OBFR01 Monthly (67,831)
Dentsu Group, Inc. ........... Citibank NA (1,589,820) 02/26/26 (0.10)% 1D OBFR01 Monthly 68,808

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
DiaSorin SpA .............. Citibank NA USD (354,579) 02/26/26 (0.26)% 1D OBFR01 Monthly $ 7,550
Disco Corp. ................ Citibank NA (3,937,101) 02/26/26 (0.10)% 1D OBFR01 Monthly 184,561
DMG Mori Co. Ltd. ........... Citibank NA (4,571,679) 02/26/26 (0.19)% 1D OBFR01 Monthly 1,182,074
Dollar Tree, Inc. ............. Citibank NA (1,348,405) 02/24/28 (0.15)% 1D OBFR01 Monthly 41,805
Dow, Inc. ................. Citibank NA (3,258,546) 02/24/28 (0.15)% 1D OBFR01 Monthly (191,094)
Elevance Health, Inc. ......... Citibank NA (3,308,598) 02/24/28 (0.15)% 1D OBFR01 Monthly 265,064
Enphase Energy, Inc. ......... JPMorgan Chase Bank NA (39,741) 02/09/26 (0.15)% 1D OBFR01 Monthly 6,088
Entain plc ................. Citibank NA (1,102,650) 02/26/26 (0.25)% 1D OBFR01 Monthly 59,038
Expand Energy Corp. ......... Citibank NA (20,864,638) 02/24/28 (0.15)% 1D OBFR01 Monthly 215,862
FedEx Corp. ............... Citibank NA (2,338,317) 02/24/28 (0.15)% 1D OBFR01 Monthly (140,743)
First Solar, Inc. ............. Citibank NA (6,363,303) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,241,551)
Food & Life Cos. Ltd. ......... Citibank NA (6,188,111) 02/26/26 (0.15)% 1D OBFR01 Monthly (69,514)
Formosa Chemicals & Fibre Corp. Citibank NA (1,624,544) 02/25/26 (0.64)% 1D OBFR01 Monthly 60,403
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (38,724) 02/10/26 (0.47)% 1D OBFR01 Monthly 874
Formosa Plastics Corp. ........ Citibank NA (2,437,464) 02/25/26 (2.30)% 1D OBFR01 Monthly 61,124
Fujitsu Ltd. ................ Citibank NA (9,565,736) 02/26/26 (0.14)% 1D OBFR01 Monthly (345,055)
Galaxy Digital, Inc. ........... JPMorgan Chase Bank NA (1,199,794) 02/09/26 (0.50)% 1D OBFR01 Monthly 73,452
Genuine Parts Co. ........... Citibank NA (9,235,763) 02/24/28 (0.15)% 1D OBFR01 Monthly 385,808
Georg Fischer AG (Registered) .. Citibank NA (1,740,948) 02/26/26 (0.26)% 1D OBFR01 Monthly 61,856
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA (405,917) 02/11/26 (0.26)% 1D OBFR01 Monthly 39,383
Grifols SA ................. Citibank NA (3,419,693) 02/26/26 (0.26)% 1D OBFR01 Monthly 63,300
Hapvida Participacoes e
Investimentos SA .......... Citibank NA (1,764,215) 02/24/28 (0.30)% 1D OBFR01 Monthly 50,562
Harmonic Drive Systems, Inc. ... Citibank NA (2,610,314) 02/26/26 (0.12)% 1D OBFR01 Monthly 378,780
Horizon Robotics ............ JPMorgan Chase Bank NA (15,475) 02/10/26 0.00% 1D OBFR01 Monthly 526
HUTCHMED China Ltd. ....... Citibank NA (538,466) 02/25/26 (0.75)% 1D OBFR01 Monthly 11,898
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (383,653) 02/10/26 (0.30)% 1D OBFR01 Monthly 36,597
IHI Corp. ................. Citibank NA (3,430,566) 02/26/26 (0.10)% 1D OBFR01 Monthly (136,751)
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (3,396,423) 02/10/26 (0.25)% 1D OBFR01 Monthly 312,568
IMCD NV ................. Citibank NA (3,022,999) 02/26/26 (0.26)% 1D OBFR01 Monthly 175,730
Innolux Corp. .............. Citibank NA (3,938,519) 02/25/26 (0.35)% 1D OBFR01 Monthly 228,596
International Paper Co. ........ Citibank NA (23,023,912) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,470,336
International Paper Co. ........ JPMorgan Chase Bank NA (4,316,026) 02/11/26 (0.50)% 1D OBFR01 Monthly 687,765
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (15,302,092) 02/24/28 (0.38)% 1D OBFR01 Monthly (22,759)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (22,609,701) 02/09/26 (0.15)% 1D OBFR01 Monthly 6,097
Japan Steel Works Ltd. (The) .... Citibank NA (5,208,701) 02/26/26 (0.15)% 1D OBFR01 Monthly 113,331
JD Health International, Inc. ..... Citibank NA (4,551,101) 02/25/26 (0.30)% 1D OBFR01 Monthly 88,053
JD Sports Fashion plc ......... Citibank NA (4,344,424) 02/26/26 (0.25)% 1D OBFR01 Monthly 364,320
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (466,237) 02/11/26 (0.25)% 1D OBFR01 Monthly 45,161
JDE Peet's NV ............. Citibank NA (3,570,833) 02/26/26 (0.26)% 1D OBFR01 Monthly 25,644
Kadokawa Corp. ............ Citibank NA (2,906,870) 02/26/26 (0.12)% 1D OBFR01 Monthly 75,779
Kawasaki Heavy Industries Ltd. .. Citibank NA (2,864,380) 02/26/26 (0.13)% 1D OBFR01 Monthly (378,725)
Kering SA ................. Citibank NA (17,845,784) 02/26/26 0.00% 1D OBFR01 Monthly 644,978
KKR & Co., Inc. ............. Citibank NA (3,501,870) 02/24/28 (0.15)% 1D OBFR01 Monthly 70,300
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (1,447,663) 02/26/26 (0.10)% 1D OBFR01 Monthly 74,434
Lamb Weston Holdings, Inc. .... JPMorgan Chase Bank NA (595,962) 02/09/26 (0.15)% 1D OBFR01 Monthly 21,317
LG Energy Solution Ltd. ....... Citibank NA (2,699,090) 02/25/26 (8.50)% 1D OBFR01 Monthly (111,832)
Li Auto, Inc. ............... Citibank NA (9,184,778) 02/25/26 (0.24)% 1D OBFR01 Monthly 558,319
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (110) 02/10/26 (0.50)% 1D OBFR01 Monthly (7)
M3, Inc. .................. Citibank NA (5,288,162) 02/26/26 (0.10)% 1D OBFR01 Monthly 269,441
MatsukiyoCocokara & Co. ...... Citibank NA (3,249,752) 02/26/26 (0.25)% 1D OBFR01 Monthly 165,698
Meituan .................. Citibank NA (2,182,677) 02/25/26 (0.05)% 1D OBFR01 Monthly (126,070)
Mercari, Inc. ............... Citibank NA (4,199,221) 02/26/26 (0.10)% 1D OBFR01 Monthly 247,667
Mercari, Inc. ............... JPMorgan Chase Bank NA (895) 02/10/26 (0.25)% 1D OBFR01 Monthly (10)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (6,568,261) 02/10/26 (0.25)% 1D OBFR01 Monthly (648,217)
MMG Ltd. ................. Citibank NA (4,837,619) 02/25/26 (0.30)% 1D OBFR01 Monthly (171,165)
Molina Healthcare, Inc. ........ Citibank NA (8,645,317) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,359,967
Molson Coors Beverage Co. .... Citibank NA (12,289,417) 02/24/28 (0.15)% 1D OBFR01 Monthly 757,043
Natura Cosmeticos SA ........ Citibank NA (447,009) 02/24/28 (0.40)% 1D OBFR01 Monthly (28,411)
Natura Cosmeticos SA ........ JPMorgan Chase Bank NA (31,045) 02/10/26 (1.15)% 1D OBFR01 Monthly (2,566)
NEC Corp. ................ Citibank NA (7,380,092) 02/26/26 (0.12)% 1D OBFR01 Monthly (730,175)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Neste OYJ ................ Citibank NA USD (3,783,755) 02/26/26 (0.26)% 1D OBFR01 Monthly $ (170,619)
News Corp. ................ Citibank NA (2,710,308) 02/24/28 (0.15)% 1D OBFR01 Monthly (23,141)
Nippon Express Holdings, Inc. ... Citibank NA (151,604) 02/26/26 (0.15)% 1D OBFR01 Monthly 6,932
Norfolk Southern Corp. ........ Citibank NA (10,552,872) 02/24/28 (0.15)% 1D OBFR01 Monthly 126,188
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (9,768,146) 02/10/26 (0.25)% 1D OBFR01 Monthly 103,174
Norwegian Cruise Line Holdings Ltd. Citibank NA (8,107,429) 02/24/28 (0.15)% 1D OBFR01 Monthly 415,149
Novonesis Novozymes B ...... Citibank NA (6,908,342) 02/26/26 (0.26)% 1D OBFR01 Monthly 405,661
NU Holdings Ltd. ............ Citibank NA (2,995,343) 02/24/28 (0.15)% 1D OBFR01 Monthly (187,703)
Occidental Petroleum Corp. ..... Citibank NA (8,484,854) 02/24/28 (0.15)% 1D OBFR01 Monthly 94,598
Oji Holdings Corp. ........... Citibank NA (430,653) 02/26/26 (0.10)% 1D OBFR01 Monthly 18,950
Ono Pharmaceutical Co. Ltd. .... Citibank NA (4,548,008) 02/26/26 (0.13)% 1D OBFR01 Monthly (40,475)
Open Text Corp. ............ Citibank NA (2,791,755) 02/24/28 (0.20)% 1D OBFR01 Monthly 53,624
ORLEN SA ................ Citibank NA (2,715,485) 02/26/26 (0.50)% 1D OBFR01 Monthly (102,505)
Packaging Corp. of America .... Citibank NA (8,031,063) 02/24/28 (0.15)% 1D OBFR01 Monthly 499,393
Pernod Ricard SA ........... Citibank NA (6,610,181) 02/26/26 (0.26)% 1D OBFR01 Monthly 432,971
Pool Corp. ................ Citibank NA (6,325,952) 02/24/28 (0.15)% 1D OBFR01 Monthly 643,449
POSCO Future M Co. Ltd. ...... Citibank NA (1,605,833) 02/25/26 (9.00)% 1D OBFR01 Monthly (99,487)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (1,497,530) 02/10/26 (8.75)% 1D OBFR01 Monthly (706,432)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (6,715,223) 02/25/26 (0.30)% 1D OBFR01 Monthly (30,723)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (940,603) 02/09/26 (0.25)% 1D OBFR01 Monthly (54,816)
PRIO SA ................. Citibank NA (3,005,107) 02/24/28 (0.30)% 1D OBFR01 Monthly 22,358
Quanta Services, Inc. ......... Citibank NA (9,065,631) 02/24/28 (0.15)% 1D OBFR01 Monthly (736,631)
Rakuten Group, Inc. .......... JPMorgan Chase Bank NA (84) 02/10/26 (0.25)% 1D OBFR01 Monthly (1)
Restaurant Brands International, Inc. Citibank NA (17,109,192) 02/24/28 (0.20)% 1D OBFR01 Monthly 491,928
Revvity, Inc. ............... Citibank NA (4,827,152) 02/24/28 (0.15)% 1D OBFR01 Monthly 105,443
Rheinmetall AG ............. Citibank NA (2,768,392) 02/26/26 (0.26)% 1D OBFR01 Monthly 90,994
Ryohin Keikaku Co. Ltd. ....... Citibank NA (4,988,742) 02/26/26 (0.11)% 1D OBFR01 Monthly 26,834
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (2,103,266) 02/10/26 (0.25)% 1D OBFR01 Monthly 46,449
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (2,329,203) 02/11/26 (0.26)% 1D OBFR01 Monthly (154,572)
Sasol Ltd. ................. JPMorgan Chase Bank NA (3,680,037) 02/11/26 (0.40)% 1D OBFR01 Monthly (144,247)
SATS Ltd. ................. JPMorgan Chase Bank NA (1,081,919) 02/10/26 (0.30)% 1D OBFR01 Monthly 39,319
SBI Holdings, Inc. ........... Citibank NA (3,524,039) 02/26/26 (0.14)% 1D OBFR01 Monthly (73,269)
Seatrium Ltd. .............. Citibank NA (2,857,430) 02/25/26 (1.11)% 1D OBFR01 Monthly (75,666)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (1,822,827) 02/10/26 (0.75)% 1D OBFR01 Monthly 221,652
Sembcorp Industries Ltd. ...... Citibank NA (1,533,239) 02/25/26 (0.30)% 1D OBFR01 Monthly (15,522)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (1,164,082) 02/10/26 (0.30)% 1D OBFR01 Monthly (10,892)
SGH Ltd. ................. JPMorgan Chase Bank NA (2,847,668) 02/10/26 (0.25)% 1D OBFR01 Monthly 109,763
Sharp Corp. ............... Citibank NA (327,132) 02/26/26 (1.34)% 1D OBFR01 Monthly 7,940
Sharp Corp. ............... JPMorgan Chase Bank NA (1,669,442) 02/10/26 (0.64)% 1D OBFR01 Monthly 69,042
Shiseido Co. Ltd. ............ Citibank NA (1,047,844) 02/26/26 (0.10)% 1D OBFR01 Monthly 22,053
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (6,914,432) 02/10/26 (0.25)% 1D OBFR01 Monthly (301,277)
Smurfit WestRock plc ......... Citibank NA (13,662,206) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,838,281
Solventum Corp. ............ Citibank NA (1,575,181) 02/24/28 (0.15)% 1D OBFR01 Monthly 80,534
SUMCO Corp. .............. JPMorgan Chase Bank NA (75,904) 02/10/26 (0.25)% 1D OBFR01 Monthly 5,587
Super Micro Computer, Inc. ..... Citibank NA (4,903,290) 02/24/28 (0.15)% 1D OBFR01 Monthly 50,434
Swatch Group AG (The) ....... Citibank NA (3,640,696) 02/26/26 (0.26)% 1D OBFR01 Monthly 116,971
Swatch Group AG (The) ....... JPMorgan Chase Bank NA (840,043) 02/11/26 (0.26)% 1D OBFR01 Monthly (50,031)
Synopsys, Inc. .............. Citibank NA (12,533,228) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,242
Teledyne Technologies, Inc. ..... Citibank NA (10,841,030) 02/24/28 (0.15)% 1D OBFR01 Monthly 329,391
Teleperformance SE .......... Citibank NA (2,225,358) 02/26/26 (0.26)% 1D OBFR01 Monthly 202,067
Temenos AG (Registered) ...... Citibank NA (4,111,297) 02/26/26 (0.26)% 1D OBFR01 Monthly (729,709)
Tokyo Electron Ltd. .......... Citibank NA (2,101,516) 02/26/26 (0.15)% 1D OBFR01 Monthly (191,376)
Tourmaline Oil Corp. .......... Citibank NA (2,440,364) 02/24/28 (0.20)% 1D OBFR01 Monthly (6,124)
Toyota Industries Corp. ........ Citibank NA (3,726,732) 02/26/26 (0.14)% 1D OBFR01 Monthly 41,728
UNITE Group plc (The) ........ Citibank NA (1,127,995) 02/26/26 (0.25)% 1D OBFR01 Monthly 24,284
United Parcel Service, Inc. ..... Citibank NA (7,509,593) 02/24/28 (0.15)% 1D OBFR01 Monthly (776,067)
United Rentals, Inc. .......... Citibank NA (1,910,625) 02/24/28 (0.15)% 1D OBFR01 Monthly 28,005
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (16,047,889) 02/09/26 (0.87)% 1D OBFR01 Monthly (28,691)
Wise plc .................. Citibank NA (1,919,290) 02/26/26 (0.25)% 1D OBFR01 Monthly 87,315
Xinyi Glass Holdings Ltd. ...... Citibank NA (1,835,930) 02/25/26 (0.75)% 1D OBFR01 Monthly 6,560
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (321,447) 02/10/26 (0.76)% 1D OBFR01 Monthly 3,077

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Yakult Honsha Co. Ltd. ........ Citibank NA USD (3,369,357) 02/26/26 (0.10)% 1D OBFR01 Monthly $ 210,515
Zensho Holdings Co. Ltd. ...... Citibank NA (3,172,282) 02/26/26 (0.11)% 1D OBFR01 Monthly 164,833
      Total short positions of equity swaps 15,989,800
Total long and short position of equity swaps 15,697,990
Net dividends and financing fees (563,478)
Total equity swap contracts including dividends and financing fees $ 15,134,512
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.06%
1-day EFFR ......................................... Effective Federal Funds Rate 3.86
1-day ESTR ......................................... Euro Short-Term Rate 1.92
1-day IBR ........................................... Colombian Reference Banking Indicator 8.73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5.69
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 7.61
1-day SOFR ......................................... Secured Overnight Financing Rate 4.20
1-day SONIA ......................................... Sterling Overnight Index Average 3.97
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1.49
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2.55
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6.97
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4.36
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6.48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.14
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.54
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4.20
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 14,653,640 $ (5,779,626) $ 288,005,097 $ (21,440,360) $ —
OTC Swaps ..................................................... 2,991,822 (827,254) 31,132,983 (29,392,308) —
Options Written ................................................... N/A N/A 18,894,902 (37,078,182) (80,667,987)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ 394,870 $ — $ 76,845,841 $ — $ 39,837,780 $ — $ 117,078,491
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 32,599,252 — — 32,599,252
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ 979,480 286,174 89,968,204 332,690 1,774,158 — 93,340,706
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 7,471,131 — — 279,938,421 595,545 288,005,097
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 3,858,900 30,028,578 — 237,327 — 34,124,805
$ 1,374,350 $ 11,616,205 $ 196,842,623 $ 32,931,942 $ 321,787,686 $ 595,545 $ 565,148,351
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 459,811 $ — $ 44,657,681 $ — $ 30,405,269 $ — $ 75,522,761
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 92,223,111 — — 92,223,111
Options written
(b)
Options written at value ..................... 122,180 18,153 73,935,004 524,912 6,067,738 — 80,667,987
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 1,126,710 — — 20,313,650 — 21,440,360
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 2,398,830 14,887,350 — 12,933,382 — 30,219,562
$ 581,991 $ 3,543,693 $ 133,480,035 $ 92,748,023 $ 69,720,039 $ — $ 300,073,781
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended October 31, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ 429,255 $ — $ (27,228,325) $ — $ (50,538,722) $ — $ (77,337,792)
Forward foreign currency exchange contracts .... — — — 25,481,485 — — 25,481,485
Options purchased
(a)
..................... (142,267) 60,921 (19,137,925) (7,952,367) (11,997,432) — (39,169,070)
Options written ........................ 534,360 1,749,660 75,837,798 5,005,589 24,505,036 — 107,632,443
Swaps .............................. — 1,034,364 (148,542,896) — (3,334,883) — (150,843,415)
$ 821,348 $ 2,844,945 $ (119,071,348) $ 22,534,707 $ (41,366,001) $ — $ (134,236,349)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ (64,941) $ — $ 25,265,621 $ — $ 48,717,710 $ 93,128 $ 74,011,518
Forward foreign currency exchange contracts .... — — — (122,618,435) — — (122,618,435)
Options purchased
(b)
..................... (893,609) (70,063) (1,152,437) (2,922,915) (2,684,820) — (7,723,844)
Options written ........................ 68,366 2,808 (14,305,495) 3,177,705 2,686,648 — (8,369,968)
Swaps .............................. — 5,939,014 36,156,508 16,294 (31,975,309) (46,293) 10,090,214
$ (890,184) $ 5,871,759 $ 45,964,197 $ (122,347,351) $ 16,744,229 $ 46,835 $ (54,610,515)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,468,394,638
Average notional value of contracts — short ................................................................................. 4,706,928,490
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 2,146,756,465
Average amounts sold — in USD ........................................................................................ 4,445,110,973
Options
Average value of option contracts purchased ................................................................................ 62,268,500
Average value of option contracts written ................................................................................... 64,466,393
Average notional value of swaption contracts purchased ......................................................................... 1,801,347,493
Average notional value of swaption contracts written ........................................................................... 8,538,388,505
Credit default swaps
Average notional value — buy protection ................................................................................... 207,150,500
Average notional value — sell protection ................................................................................... 228,971,690
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 1,513,693,418
Average notional value — receives fixed rate ................................................................................ 15,383,859,557
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 16,704,959
Equity swaps:
Average notional value — long .......................................................................................... 35,844,296
Average notional value — short ......................................................................................... 724,841,442
Total return swaps
Average notional value ............................................................................................... 29,157,179
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 135,611
Futures contracts .................................................................................... $ 22,198,809 $ —
Forward foreign currency exchange contracts ................................................................. 32,599,252 92,223,111
Options
(a)(b)
........................................................................................ 93,340,706 80,667,987
Swaps — centrally cleared .............................................................................. — 663,622
Swaps — OTC
(c)
..................................................................................... 34,124,805 29,656,084
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 182,263,572 $ 203,210,804
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(113,146,493) (74,628,321)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 69,117,079 $ 128,582,483
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 3,160,112 $ (3,160,112) $ — $ — $ —
Bank of New York Mellon ........................... 1,327,240 (1,327,240) — — —
Barclays Bank plc ................................ 7,603,491 (6,225,155) — — 1,378,336
BNP Paribas SA ................................. 2,134,549 (2,134,549) — — —
Citibank NA ..................................... 27,235,861 (14,822,308) — (5,226,000) 7,187,553
Credit Agricole Corporate & Investment Bank SA ............ 1,884,556 (1,884,556) — — —
Deutsche Bank AG ................................ 606,810 (606,810) — — —
Goldman Sachs International ......................... 892,777 (892,777) — — —
HSBC Bank plc .................................. 9,103,339 (776,467) — (1,750,000) 6,576,872
JPMorgan Chase Bank NA .......................... 7,416,703 (7,416,703) — — —
Morgan Stanley & Co. International plc .................. 3,654,412 (3,429,539) — — 224,873
Natwest Markets plc ............................... 555,084 (555,084) — — —
Royal Bank of Canada ............................. 1,686,382 (1,523,910) — — 162,472
Societe Generale SA .............................. 547,174 (547,174) — — —
Standard Chartered Bank ........................... 184,834 — — — 184,834
State Street Bank and Trust Co. ....................... 299,318 (299,318) — — —
Toronto Dominion Bank ............................. 103,048 — — — 103,048
UBS AG ....................................... 594,930 (594,930) — — —
Wells Fargo Bank NA .............................. 126,459 — — — 126,459
$ 69,117,079 $ (46,196,632) $ — $ (6,976,000) $ 15,944,447
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 8,401,411 $ (3,160,112) $ (3,618,910) $ (1,622,389) $ —
Bank of New York Mellon ........................... 5,016,979 (1,327,240) — — 3,689,739
Barclays Bank plc ................................ 6,225,155 (6,225,155) — — —
BNP Paribas SA ................................. 6,344,299 (2,134,549) (885,010) (3,114,000) 210,740
Citibank NA ..................................... 14,822,308 (14,822,308) — — —
Credit Agricole Corporate & Investment Bank SA ............ 2,370,537 (1,884,556) — — 485,981
Deutsche Bank AG ................................ 2,083,184 (606,810) (530,460) — 945,914
Goldman Sachs International ......................... 4,252,265 (892,777) (2,251,007) (1,108,481) —
Goldman Sachs International
(f)
........................ 92,485 — — (92,485) —
HSBC Bank plc .................................. 776,467 (776,467) — — —
JPMorgan Chase Bank NA .......................... 55,063,505 (7,416,703) (6,459,082) — 41,187,720
Morgan Stanley & Co. International plc .................. 3,429,539 (3,429,539) — — —
Natwest Markets plc ............................... 3,694,756 (555,084) — — 3,139,672
Royal Bank of Canada ............................. 1,523,910 (1,523,910) — — —
Societe Generale SA .............................. 551,518 (547,174) — — 4,344
State Street Bank and Trust Co. ....................... 2,318,732 (299,318) — — 2,019,414
UBS AG ....................................... 11,615,433 (594,930) — — 11,020,503
$ 128,582,483 $ (46,196,632) $ (13,744,469) $ (5,937,355) $ 62,704,027
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statement of Assets and Liabilities.
(f)
Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial
Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 55,457,362 $ — $ 55,457,362
Ireland .............................................. — 100,923,050 — 100,923,050
Jersey, Channel Islands ................................... — 752,595 — 752,595
United Kingdom ........................................ — 4,041,781 — 4,041,781
United States .......................................... — 304,395,611 70,764,260 375,159,871
Common Stocks
Australia ............................................. — 62,841,486 286 62,841,772
Austria .............................................. — 253,505 — 253,505
Belgium ............................................. — 3,092,045 — 3,092,045
Brazil ............................................... 26,888,207 — — 26,888,207
Canada ............................................. 193,419,243 — — 193,419,243
Cayman Islands ........................................ 8,526,608 — — 8,526,608
Chile ............................................... — — 116,081 116,081
China ............................................... 12,320,044 184,608,825 — 196,928,869
Colombia ............................................ 906,643 — — 906,643
Czech Republic ........................................ — 1,185,955 — 1,185,955
Denmark ............................................. — 56,961,351 — 56,961,351
Finland .............................................. — 10,215,054 — 10,215,054
France .............................................. — 324,016,114 — 324,016,114
Georgia ............................................. — 1,217,349 — 1,217,349
Germany ............................................ 1,929,928 86,060,840 1 87,990,769
Greece .............................................. 1,832,485 1,857,981 — 3,690,466
Hong Kong ........................................... 4,141,027 13,141,119 — 17,282,146
Hungary ............................................. — 2,177,243 — 2,177,243
India ............................................... — 9,508,449 — 9,508,449
Indonesia ............................................ — 4,682,426 — 4,682,426
Ireland .............................................. 15,822,827 — — 15,822,827
Israel ............................................... 5,996,319 — 20,794 6,017,113
Italy ................................................ — 198,065,387 — 198,065,387
Japan ............................................... — 290,767,247 — 290,767,247
Kazakhstan ........................................... 986,704 749,835 — 1,736,539
Luxembourg .......................................... — 125,334 — 125,334
Macau .............................................. — 4,280,951 — 4,280,951
Malaysia ............................................. — 1,457,304 — 1,457,304
Mexico .............................................. 11,532,711 8,169,989 — 19,702,700
Netherlands ........................................... 18,052,858 159,464,882 1,661,334 179,179,074
Norway .............................................. — 8,667,840 — 8,667,840
Philippines ........................................... 452,175 1,352,460 — 1,804,635
Poland .............................................. — 10,333,334 — 10,333,334
Portugal ............................................. — 1,072,594 — 1,072,594
Republic of Turkiye ...................................... 1,923,308 3,624,862 — 5,548,170
Romania ............................................. — 804,557 — 804,557
Saudi Arabia .......................................... 491,259 7,148,787 — 7,640,046
Singapore ............................................ 571,562 4,819,599 — 5,391,161
South Africa ........................................... 1,165,934 26,053,109 — 27,219,043
South Korea .......................................... 8,339,983 48,794,807 — 57,134,790
Spain ............................................... — 68,472,178 — 68,472,178
Sweden ............................................. — 28,267,265 — 28,267,265
Switzerland ........................................... 10,927,722 46,995,244 — 57,922,966
Taiwan .............................................. 6,636,799 218,758,978 — 225,395,777
Thailand ............................................. — 2,979,081 — 2,979,081
United Arab Emirates .................................... — 6,131,655 14 6,131,669
United Kingdom ........................................ 16,674,020 333,258,183 — 349,932,203
United States .......................................... 7,750,088,364 227,410,495 196,165,557 8,173,664,416
Corporate Bonds

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Argentina ............................................ $ — $ 939,451 $ — $ 939,451
Australia ............................................. — 9,874,471 36,247,053 46,121,524
Austria .............................................. — 5,173,670 — 5,173,670
Belgium ............................................. — 5,372,522 — 5,372,522
Brazil ............................................... — 8,444,528 — 8,444,528
Canada ............................................. — 74,003,144 55,999,717 130,002,861
Chile ............................................... — 4,525,535 — 4,525,535
China ............................................... — 11,072,175 — 11,072,175
Colombia ............................................ — 3,301,731 — 3,301,731
Costa Rica ........................................... — 673,592 — 673,592
Czech Republic ........................................ — 7,364,281 — 7,364,281
Denmark ............................................. — 1,128,268 — 1,128,268
Finland .............................................. — 5,291,857 — 5,291,857
France .............................................. — 69,925,873 8,323,727 78,249,600
Germany ............................................ — 123,889,011 11,714,124 135,603,135
Greece .............................................. — 4,800,252 — 4,800,252
Hong Kong ........................................... — 5,140,583 — 5,140,583
India ............................................... — 13,881,676 5 13,881,681
Indonesia ............................................ — 6,171,766 — 6,171,766
Ireland .............................................. — 11,978,615 — 11,978,615
Israel ............................................... — 11,113,577 — 11,113,577
Italy ................................................ — 85,876,748 17,608,913 103,485,661
Jamaica ............................................. — 738,150 — 738,150
Japan ............................................... — 25,119,623 — 25,119,623
Jersey, Channel Islands ................................... — 7,252,222 — 7,252,222
Kazakhstan ........................................... — 772,220 — 772,220
Kuwait .............................................. — 651,571 — 651,571
Luxembourg .......................................... — 52,075,066 — 52,075,066
Macau .............................................. — 5,869,562 — 5,869,562
Malaysia ............................................. — 2,943,224 — 2,943,224
Mauritius ............................................. — — 25,093,230 25,093,230
Mexico .............................................. — 35,541,356 — 35,541,356
Netherlands ........................................... — 38,218,913 — 38,218,913
Nigeria .............................................. — 945,674 — 945,674
Peru ................................................ — 1,519,933 — 1,519,933
Philippines ........................................... — 1,832,589 — 1,832,589
Portugal ............................................. — 2,624,929 — 2,624,929
Republic of Turkiye ...................................... — 1,330,936 — 1,330,936
Saudi Arabia .......................................... — 4,213,110 — 4,213,110
Singapore ............................................ — 832,080 7,772,327 8,604,407
Slovenia ............................................. — 5,628,068 — 5,628,068
South Africa ........................................... — 4,484,031 — 4,484,031
South Korea .......................................... — 2,825,447 — 2,825,447
Spain ............................................... — 27,772,109 — 27,772,109
Sweden ............................................. — 23,685,017 — 23,685,017
Switzerland ........................................... — 8,035,552 — 8,035,552
Taiwan .............................................. — 382,732 — 382,732
Thailand ............................................. — 6,541,202 — 6,541,202
Ukraine ............................................. — 521,436 — 521,436
United Arab Emirates .................................... — 4,137,451 — 4,137,451
United Kingdom ........................................ — 182,185,269 9,005,898 191,191,167
United States .......................................... — 637,506,131 139,387,244 776,893,375
Uzbekistan ........................................... — 1,192,842 — 1,192,842
Vietnam ............................................. — 669,402 — 669,402
Zambia .............................................. — 2,220,537 — 2,220,537
Fixed Rate Loan Interests
France .............................................. — 6,386,830 — 6,386,830
United States .......................................... — 1,710,994 18,752,978 20,463,972
Floating Rate Loan Interests
Belgium ............................................. — 5,738,266 — 5,738,266
Canada ............................................. — 11,717,151 — 11,717,151
Finland .............................................. — 7,179,822 — 7,179,822
France .............................................. — 51,795,153 — 51,795,153
Germany ............................................ — 56,290,934 2,237,328 58,528,262
Ireland .............................................. — 4,960,194 — 4,960,194
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Jersey, Channel Islands ................................... $ — $ — $ 13,676,578 $ 13,676,578
Luxembourg .......................................... — 79,072,105 8,724,495 87,796,600
Netherlands ........................................... — 98,200,790 22,442,870 120,643,660
New Zealand .......................................... — — 8,821,495 8,821,495
Norway .............................................. — 3,773,377 — 3,773,377
Spain ............................................... — 16,959,432 — 16,959,432
Sweden ............................................. — 21,533,285 — 21,533,285
United Kingdom ........................................ — 120,090,823 32,635,379 152,726,202
United States .......................................... — 206,683,353 89,538,049 296,221,402
Foreign Agency Obligations ................................. — 21,201,887 — 21,201,887
Foreign Government Obligations .............................. — 614,114,713 — 614,114,713
Grantor Trust ........................................... 61,875,301 — — 61,875,301
Investment Companies .................................... 525,623,896 — — 525,623,896
Municipal Bonds ......................................... — 8,542,625 — 8,542,625
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 4,605,057 — 4,605,057
United States .......................................... — 358,629,164 49,444,992 408,074,156
Preferred Securities
Brazil ............................................... 16,437,859 — 16,356,849 32,794,708
China ............................................... — — 76,039,623 76,039,623
Finland .............................................. — — 4,728,882 4,728,882
Germany ............................................ — — — —
India ............................................... — — — —
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 6,753,380 6,753,380
United States .......................................... 20,331,923 5,457,987 397,768,595 423,558,505
Rights ................................................ — — 128,645 128,645
U.S. Government Sponsored Agency Securities .................... — 125,925,206 — 125,925,206
U.S. Treasury Obligations ................................... — 68,665,134 — 68,665,134
Warrants .............................................. 77,443 21,473 13,719,147 13,818,063
Short-Term Securities
Foreign Government Obligations .............................. — 23,699,575 — 23,699,575
Money Market Funds ...................................... 544,358,616 — — 544,358,616
Options Purchased
Commodity contracts ...................................... 979,480 — — 979,480
Credit contracts .......................................... — 286,174 — 286,174
Equity contracts .......................................... 89,968,204 — — 89,968,204
Foreign currency exchange contracts ........................... — 332,690 — 332,690
Interest rate contracts ...................................... — 1,774,158 — 1,774,158
Unfunded Floating Rate Loan Interests
(a)
........................... — 1,766 10,984 12,750
$ 9,359,279,452 $ 6,420,977,926 $ 1,341,660,835 $ 17,121,918,213
Investments valued at NAV
(b)
...................................... 21,432,862
$ 17,143,351,075
Derivative Financial Instruments
(c)
Assets
Commodity contracts ....................................... $ 394,870 $ — $ — $ 394,870
Credit contracts ........................................... — 8,338,209 — 8,338,209
Equity contracts ........................................... 22,059,554 84,814,865 — 106,874,419
Foreign currency exchange contracts ............................ — 32,599,252 — 32,599,252
Interest rate contracts ....................................... 39,837,780 280,175,748 — 320,013,528
Other contracts ........................................... — 595,545 — 595,545
Liabilities
Commodity contracts ....................................... (581,991) — — (581,991)
Credit contracts ........................................... — (2,716,439) — (2,716,439)
Equity contracts ........................................... (117,560,304) (15,919,731) — (133,480,035)
Foreign currency exchange contracts ............................ — (92,748,023) — (92,748,023)
Interest rate contracts ....................................... (30,405,269) (39,314,770) — (69,720,039)
$ (86,255,360) $ 255,824,656 $ — $ 169,569,296
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.
Consolidated Schedule of Investments

(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of April 30, 2025 ............................................... $ 59,694,383 $ 153,598,994 $ 439,464,315 $ 19,930,471 $ 281,672,829
Transfers into Level 3 ......................................................... — 5,696,00 0 — — 10,231,214
Transfers out of Level 3 ........................................................ — — — — (13,513,836)
Accrued discounts/premiums ..................................................... (16,800) — 1,728,297 3,421 857,434
Net realized gain (loss) ........................................................ 535,020 (2,026,209) 4,188,089 69,350 6,253,887
Net change in unrealized appreciation (depreciation)
(a)(b)
................................... 245,709 (28,319,755) (17,317,218) (14,145) (11,124,799)
Purchases ................................................................. 36,818,035 69,595,01 3 25,340,847 91,926 28,642,558
Sales .................................................................... (26,512,087) (579,976) (142,252,092) (1,328,045) (124,943,093)
Closing balance, as of October 31, 2025 .............................................
$ 70,764,260 $ 197,964,067 $ 311,152,238 $ 18,752,978 $ 178,076,194
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025
(b)
.......
$ 516,777 $ (30,322,405) $ (17,744,351) $ 10,944 $ (6,902,559)
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of April 30, 2025 ................................... $ 43,441,348 $ 444,033,724 $ — $ 2,576 $ 12,721,503 $ 1,454,560,143
Transfers into Level 3 ............................................. — 1,348,096 — — — 17,275,31 0
Transfers out of Level 3 ............................................ — — — — — (13,513,836)
Accrued discounts/premiums ......................................... 114,828 — — — — 2,687,180
Net realized loss ................................................. — (56,399,893) — — — (47,379,756)
Net change in unrealized appreciation
(a)(b)
................................ 167,612 177,258,350 — 8,408 997,644 121,901,806
Purchases ..................................................... 5,914,766 10,535,653 128,645 — — 177,067,44 3
Sales ........................................................ (193,562) (75,128,600) — — — (370,937,455)
Closing balance, as of October 31, 2025 .................................
$ 49,444,992 $ 501,647,330
$ 128,645
$ 10,984 $ 13,719,147 $ 1,341,660,835
Net change in unrealized appreciation on investments still held at October 31, 2025
(b)
....
$ 167,612 $ 88,915,308
$ —
$ 8,409 $ 1,152,110 $ 35,801,845
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Equity
Contracts
Liabilities
Interest
Rate
Contracts
Liabilities Total
Opening balance, as of April 30, 2025 ..................................................... $ (160,521) $ (27,177) $ (187,698)
Transfers into level 3 ................................................................ — — —
Transfers out of level 3 ............................................................... 160,521 27,177 187,698
Accrued discounts/premiums ........................................................... — — —
Net realized gain (loss) ............................................................... — — —
Net change in unrealized appreciation (depreciation) ........................................... — — —
Purchases ....................................................................... — — —
Issues .......................................................................... — — —
Sales ........................................................................... — — —
Settlements ...................................................................... — — —
Closing balance, as of October 31, 2025 ...................................................
$ — $ — $ —
Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at October 31, 2025
$ — $ — $ —
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Global Allocation Fund, Inc.

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $90,000,972.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 50,703,497 Income Discount Rate 7% – 10% 8%
Common Stocks ............................. 197,847,660 Market Revenue Multiple 1.00x – 20.80x 6.11x
Time to Exit 1.0 – 5.3 years 2.7 years
Volatility 56% – 80% 79%
EBITDA Multiple 9.75x – 28.54x 26.45x
Gross Profit Multiple 8.00x —
Liquidity Discount 10% —
Discount for Lack of
Marketability 7% —
Income Discount Rate 10% – 17% 13%
Corporate Bonds ............................. 311,152,225 Income Discount Rate 5% – 34% 12%
Estimated
Recovery Value 30% —
Market Volatility 60% 60%
Revenue Multiple 1.00x – 3.25x 2.74x
Time to Exit 0.6 years —
EBITDA Multiple 2.40x – 12.50x 8.50x
Fixed Rate Loan Interests ....................... 18,752,978 Income Discount Rate 7% —
Floating Rate Loan Interests ...................... 147,327,044 Income Discount Rate 6% – 17% 9%
Non-Agency Mortgage-Backed Securities .............. 11,822,765 Income Discount Rate 8% —
Preferred Stocks ............................. 500,205,909 Income Discount Rate 10% – 14% 12%
Market Revenue Multiple 1.20x – 30.17x 14.56x
Time to Exit 1.0 – 4.0 years 3.0 years
Volatility 45% – 90% 75%
Gross Profit Multiple 12.25x —
Direct Profit Multiple 3.25x —
EBITDA Multiple 12.50x —
Market Adjustment
Multiple 0.20x – 1.10x 1.06x
Rights .................................... 128,645 Income Discount Rate 4% —
Warrants .................................. 13,719,140 Market Revenue Multiple 1.00x – 12.00x 9.23x
Time to Exit 1.0 – 9.5 years 3.0 years
Volatility 40% – 80% 63%
Discount for Lack of
Marketability 7% —
Income Discount Rate 16% —
$ 1,251,659,863

Consolidated Statement of Assets and Liabilities
(unaudited)

October 31, 2025

Consolidated Statement of Assets and Liabilities
BlackRock
Global
Allocation Fund,
Inc.
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 16,393,051,918
Investments, at value — affiliated
(c)
.......................................................................................... 750,286,407
Cash ............................................................................................................. 10,869,168
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 16,816,549
Futures contracts .................................................................................................... 109,720,000
Centrally cleared swaps ................................................................................................ 185,637,000
Foreign currency, at value
(d)
............................................................................................... 53,073,674
Receivables: –
Investments sold .................................................................................................... 92,989,149
Options written ...................................................................................................... 11,980
Securities lending income — affiliated ...................................................................................... 103,741
Capital shares sold ................................................................................................... 7,707,104
Tax reclaims ....................................................................................................... 88,523
Dividends — unaffiliated ............................................................................................... 9,787,108
Dividends — affiliated ................................................................................................. 1,417,816
Interest — unaffiliated ................................................................................................. 51,190,054
Variation margin on futures contracts ....................................................................................... 22,198,809
Swap premiums paid ................................................................................................... 2,991,822
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 32,599,252
OTC swaps ........................................................................................................ 31,132,983
Unfunded floating rate loan interests ....................................................................................... 12,750
Prepaid e xpenses ..................................................................................................... 106,938
Other assets ......................................................................................................... 252,299
Total a ssets .........................................................................................................
17,772,045,044
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 6,976,000
Collateral — TBA commitments ........................................................................................... 576,716
Collateral on securities loaned ............................................................................................. 127,107,856
Options written, at value
(e)
................................................................................................ 80,667,987
Payables: –
Investments purchased ................................................................................................ 292,309,359
Swaps   .......................................................................................................... 7,166,321
Capital shares redeemed ............................................................................................... 10,389,915
Deferred foreign capital gain tax .......................................................................................... 102,543
Investment advisory fees .............................................................................................. 10,352,549
Trustees' and Officer's fees ............................................................................................. 10,982
Other affiliate fees ................................................................................................... 169,287
Professional fees .................................................................................................... 59,279
Service and distribution fees ............................................................................................. 2,136,668
Variation margin on centrally cleared swaps .................................................................................. 663,622
Other accrued expenses ............................................................................................... 5,630,734
Swap premiums received ................................................................................................ 827,254

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
October 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Global
Allocation Fund,
Inc.
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 92,223,111
OTC swaps ........................................................................................................ 29,392,308
Total li abilities ........................................................................................................
666,762,491
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 17,105,282,553
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 12,963,548,991
Accumulated earnings .................................................................................................. 4,141,733,562
NET ASSETS ........................................................................................................
$ 17,105,282,553
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 12,173,227,121
(b)
  Securities loaned, at value ...................................................................................... $ 125,428,761
(c)
  Investments, at cost — affiliated ................................................................................... $ 927,064,027
(d)
  Foreign currency, at cost ....................................................................................... $ 53,128,512
(e)
  Premiums received ........................................................................................... $ 62,484,707

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
October 31, 2025

Consolidated Statement of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Global Allocation
Fund, Inc.
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 6,757,896,415
Shares outstanding ...................................................................................................
323,114,965
Net asset value .....................................................................................................
$ 20.91
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10
Investor A
Net assets .........................................................................................................
$ 8,590,677,684
Shares outstanding ...................................................................................................
415,222,529
Net asset value .....................................................................................................
$ 20.69
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10
Investor C
Net assets .........................................................................................................
$ 280,257,913
Shares outstanding ...................................................................................................
16,011,342
Net asset value .....................................................................................................
$ 17.50
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10
Class K
Net assets .........................................................................................................
$ 1,199,688,182
Shares outstanding ...................................................................................................
57,382,567
Net asset value .....................................................................................................
$ 20.91
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10
Class R
Net assets .........................................................................................................
$ 276,762,359
Shares outstanding ...................................................................................................
14,513,747
Net asset value .....................................................................................................
$ 19.07
Shares authorized ...................................................................................................
2.0 billion
Par value ......................................................................................................... $ 0.10

Consolidated Statement of Operations
(unaudited)
Six Months Ended October 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to consolidated financial statements.
BlackRock
Global
Allocation Fund,
Inc.
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 86,462,759
Dividends — affiliated ................................................................................................. 6,609,558
Interest — unaffiliated ................................................................................................. 166,686,135
Securities lending income — affiliated — net ................................................................................. 350,837
Payment-in-kind interest — unaffiliated ..................................................................................... 6,007,741
Other income — affiliated .............................................................................................. 77,201
Foreign taxes withheld ................................................................................................ (3,332,190)
Foreign withholding tax claims ........................................................................................... 431,787
Total investment income .................................................................................................
263,293,828
EXPENSES
Investment advisory .................................................................................................. 63,189,456
Service and distribution — class specific .................................................................................... 12,707,193
Transfer agent — class specific .......................................................................................... 7,811,766
Custodian ......................................................................................................... 886,079
Accounting services .................................................................................................. 660,614
Professional ....................................................................................................... 341,480
Registration ....................................................................................................... 83,412
Printing and postage ................................................................................................. 67,211
Trustees and Officer .................................................................................................. 63,582
Miscellaneous ...................................................................................................... 467,527
Total expenses excluding interest expense .....................................................................................
86,278,320
Interest expense .................................................................................................... 189,572
Total expenses .......................................................................................................
86,467,892
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,788,244)
Total expenses after fees waived and/or reimbursed ..............................................................................
83,679,648
Net investment income ..................................................................................................
179,614,180
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,076,902,571
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 629,621,580
Investments — affiliated ............................................................................................. 2,038,460
Forward foreign currency exchange contracts ............................................................................... 25,481,485
Foreign currency transactions ......................................................................................... (13,040,936)
Futures contracts .................................................................................................. (77,337,792)
Options written ................................................................................................... 107,632,443
Swaps ......................................................................................................... (150,843,415)
A
523,551,825
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 1,587,478,813
Investments — affiliated ............................................................................................. 10,490,529
Forward foreign currency exchange contracts ............................................................................... (122,618,435)
Foreign currency translations .......................................................................................... 2,287,490
Futures contracts .................................................................................................. 74,011,518
Options written ................................................................................................... (8,369,968)
Swaps ......................................................................................................... 10,090,214
Unfunded floating rate loan interests ..................................................................................... (19,416)
A
1,553,350,745
Net realized and unrealized gain ...........................................................................................
2,076,902,570
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 2,256,516,750
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (101,645)
(b)
Net of increase in deferred foreign capital gain tax of ............................................................................ $ (101,914)

Consolidated Statements of Changes in Net Assets

Consolidated Statements of Changes in Net Assets
BlackRock Global Allocation Fund, Inc.
Six Months Ended
10/31/25 (unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 179,614,180  $ 371,282,719
Net realized gain .................................................................................. 523,551,825  1,018,333,906
Net change in unrealized appreciation (depreciation) .......................................................... 1,553,350,745  258,321,861
Net increase in net assets resulting from operations ............................................................. 2,256,516,750  1,647,938,486
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (311,074,568) (487,186,434)
Investor A ...................................................................................... (398,545,334) (607,135,851)
Investor C ...................................................................................... (14,829,245) (24,157,138)
Class K ....................................................................................... (56,229,041) (85,109,546)
Class R ....................................................................................... (13,556,040) (20,009,246)
Decrease in net assets resulting from distributions to shareholders ................................................... (794,234,228) (1,223,598,215)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (270,581,402) (1,457,936,808)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 1,191,701,120  (1,033,596,537)
Beginning of period .................................................................................. 15,913,581,433  16,947,177,970
End of period ......................................................................................
$ 17,105,282,553  $ 15,913,581,433
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Institutional
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Net asset value, beginning of period
$ 19.15  $ 18.71  $ 17.41  $ 18.50  $ 22.84  $ 19.93  $ 19.36
Net investment income
(a)
.......
0 .23  0 .45  0 .49  0 .36  0 .27  0 .11  0 .17
Net realized and unrealized gain
(loss) ..................
2 .51  1 .43  1 .09  ( 0 .45 ) ( 2 .45 ) 3 .82  1 .75
Net increase (decrease) from
investment operations ...... 2.74  1.88  1.58  (0.09) (2.18) 3.93  1.92
Distributions
(b)
– – – – – – –
From net investment income ....
( 0 .33 ) ( 0 .25 ) ( 0 .28 ) ( 0 .00 )
(c)
( 0 .27 ) ( 0 .14 ) ( 0 .12 )
From net realized gain .........
( 0 .65 ) ( 1 .19 ) —  ( 1 .00 ) ( 1 .89 ) ( 0 .88 ) ( 1 .23 )
Total distributions ............. (0.98) (1.44) (0.28) (1.00) (2.16) (1.02) (1.35)
Net asset value, end of period .... $ 20.91  $ 19.15  $ 18.71  $ 17.41  $ 18.50  $ 22.84  $ 19.93
Total Return
(d)
— — — — — — —
Based on net asset value ........ 14.62%
(e) (f)
10.25%
(f)
9.15% (0.12)% (10.58)% 20.07%
(e)
10.23%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............
0.89%
(h)
0.89% 0.88% 0.87% 0.88% 0.86%
(h)
0.86%
Total expenses after fees waived and/or
reimbursed ................
0.86%
(h)
0.86% 0.84% 0.83% 0.83% 0.80%
(h)
0.81%
Total expenses after fees waived
and/or reimbursed and excluding
dividend expense, interest expense
and professional fees for foreign
withholding tax claims .........
0.85%
(h)
0.86% 0.84% 0.82% 0.81% 0.80%
(h)
0.81%
Net investment income .........
2.28%
(h)
2.36% 2.74% 2.09% 1.25% 1.04%
(h)
0.91%
Supplemental Data
Net assets, end of period (000) .... $ 6,757,896  $ 6,245,636  $ 6,705,756  $ 7,134,880  $ 8,836,844  $ 9,749,544  $ 7,907,317
Portfolio turnover rate
(i) (j)
......... 60% 138% 173% 174% 124% 58% 193%
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Portfolio turnover rate (excluding MDRs) ...................
55% 133% 130% 139% 112% 58% 193%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Investor A
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Net asset value, beginning of period
$ 18.96  $ 18.53  $ 17.22  $ 18.34  $ 22.65  $ 19.75  $ 19.23
Net investment income
(a)
.......
0 .20  0 .40  0 .44  0 .31  0 .21  0 .08  0 .12
Net realized and unrealized gain
(loss) ..................
2 .50  1 .42  1 .08  ( 0 .45 ) ( 2 .42 ) 3 .80  1 .72
Net increase (decrease) from
investment operations ...... 2.70  1.82  1.52  (0.14) (2.21) 3.88  1.84
Distributions
(b)
– – – – – – –
From net investment income ....
( 0 .32 ) ( 0 .22 ) ( 0 .21 ) ( 0 .00 )
(c)
( 0 .21 ) ( 0 .10 ) ( 0 .09 )
From net realized gain .........
( 0 .65 ) ( 1 .17 ) —  ( 0 .98 ) ( 1 .89 ) ( 0 .88 ) ( 1 .23 )
Total distributions ............. (0.97) (1.39) (0.21) (0.98) (2.10) (0.98) (1.32)
Net asset value, end of period .... $ 20.69  $ 18.96  $ 18.53  $ 17.22  $ 18.34  $ 22.65  $ 19.75
Total Return
(d)
— — — — — — —
Based on net asset value ........ 14.52%
(e) (f)
10.03%
(f)
8.86% (0.39)% (10.78)% 19.95%
(e)
9.87%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............
1.12%
(h)
1.13% 1.12% 1.12% 1.13% 1.12%
(h)
1.13%
Total expenses after fees waived and/or
reimbursed ................
1.09%
(h)
1.10% 1.08% 1.08% 1.08% 1.06%
(h)
1.08%
Total expenses after fees waived
and/or reimbursed and excluding
dividend expense, interest expense
and professional fees for foreign
withholding tax claims .........
1.08%
(h)
1.09% 1.08% 1.07% 1.06% 1.05%
(h)
1.08%
Net investment income .........
2.03%
(h)
2.11% 2.50% 1.84% 0.98% 0.78%
(h)
0.63%
Supplemental Data
Net assets, end of period (000) .... $ 8,590,678  $ 8,019,634  $ 8,492,648  $ 9,083,078  $ 10,557,693  $ 13,806,271  $ 11,184,639
Portfolio turnover rate
(i) (j)
......... 60% 138% 173% 174% 124% 58% 193%
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Portfolio turnover rate (excluding MDRs) ...................
55% 133% 130% 139% 112% 58% 193%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Investor C
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Net asset value, beginning of period
$ 16.20  $ 16.01  $ 14.91  $ 16.08  $ 20.11  $ 17.43  $ 17.17
Net investment income (loss)
(a)
...
0 .11  0 .23  0 .27  0 .15  0 .04  ( 0 .00 )
(b)
( 0 .02 )
Net realized and unrealized gain
(loss) ..................
2 .11  1 .21  0 .91  ( 0 .39 ) ( 2 .13 ) 3 .36  1 .53
Net increase (decrease) from
investment operations ...... 2.22  1.44  1.18  (0.24) (2.09) 3.36  1.51
Distributions
(c)
– – – – – – –
From net investment income ....
( 0 .27 ) ( 0 .12 ) ( 0 .08 ) ( 0 .00 )
(b)
( 0 .05 ) ( 0 .00 )
(b)
( 0 .02 )
From net realized gain .........
( 0 .65 ) ( 1 .13 ) —  ( 0 .93 ) ( 1 .89 ) ( 0 .68 ) ( 1 .23 )
Total distributions ............. (0.92) (1.25) (0.08) (0.93) (1.94) (0.68) (1.25)
Net asset value, end of period .... $ 17.50  $ 16.20  $ 16.01  $ 14.91  $ 16.08  $ 20.11  $ 17.43
Total Return
(d)
— — — — — — —
Based on net asset value ........ 14.02%
(e) (f)
9.15%
(f)
7.94% (1.12)% (11.50)% 19.50%
(e)
9.06%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............
1.93%
(h)
1.93% 1.91% 1.91% 1.90% 1.90%
(h)
1.89%
Total expenses after fees waived and/or
reimbursed ................
1.90%
(h)
1.90% 1.88% 1.87% 1.85% 1.84%
(h)
1.85%
Total expenses after fees waived
and/or reimbursed and excluding
dividend expense, interest expense
and professional fees for foreign
withholding tax claims .........
1.89%
(h)
1.90% 1.88% 1.86% 1.84% 1.83%
(h)
1.84%
Net investment income (loss) .....
1.23%
(h)
1.38% 1.76% 1.05% 0.21% (0.01)%
(h)
(0.13)%
Supplemental Data
Net assets, end of period (000) .... $ 280,258  $ 274,762  $ 356,346  $ 517,945  $ 780,451  $ 1,213,559  $ 1,547,011
Portfolio turnover rate
(i) (j)
......... 60% 138% 173% 174% 124% 58% 193%
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Portfolio turnover rate (excluding MDRs) ...................
55% 133% 130% 139% 112% 58% 193%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Class K
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Net asset value, beginning of period
$ 19.14  $ 18.70  $ 17.42  $ 18.50  $ 22.84  $ 19.93  $ 19.36
Net investment income
(a)
.......
0 .24  0 .47  0 .51  0 .37  0 .28  0 .12  0 .19
Net realized and unrealized gain
(loss) ..................
2 .52  1 .43  1 .08  ( 0 .44 ) ( 2 .44 ) 3 .83  1 .73
Net increase (decrease) from
investment operations ...... 2.76  1.90  1.59  (0.07) (2.16) 3.95  1.92
Distributions
(b)
– – – – – – –
From net investment income ....
( 0 .34 ) ( 0 .26 ) ( 0 .31 ) ( 0 .00 )
(c)
( 0 .29 ) ( 0 .16 ) ( 0 .12 )
From net realized gain .........
( 0 .65 ) ( 1 .20 ) —  ( 1 .01 ) ( 1 .89 ) ( 0 .88 ) ( 1 .23 )
Total distributions ............. (0.99) (1.46) (0.31) (1.01) (2.18) (1.04) (1.35)
Net asset value, end of period .... $ 20.91  $ 19.14  $ 18.70  $ 17.42  $ 18.50  $ 22.84  $ 19.93
Total Return
(d)
— — — — — — —
Based on net asset value ........ 14.72%
(e) (f)
10.38%
(f)
9.20% (0.03)% (10.51)% 20.16%
(e)
10.28%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............
0.79%
(h)
0.79% 0.78% 0.79% 0.80% 0.78%
(h)
0.78%
Total expenses after fees waived and/or
reimbursed ................
0.75%
(h)
0.76% 0.75% 0.75% 0.75% 0.72%
(h)
0.74%
Total expenses after fees waived
and/or reimbursed and excluding
dividend expense, interest expense
and professional fees for foreign
withholding tax claims .........
0.75%
(h)
0.76% 0.74% 0.74% 0.73% 0.71%
(h)
0.73%
Net investment income .........
2.37%
(h)
2.43% 2.84% 2.17% 1.31% 1.13%
(h)
0.98%
Supplemental Data
Net assets, end of period (000) .... $ 1,199,688  $ 1,117,619  $ 1,119,146  $ 1,248,515  $ 1,470,032  $ 1,849,652  $ 1,329,363
Portfolio turnover rate
(i) (j)
......... 60% 138% 173% 174% 124% 58% 193%
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Portfolio turnover rate (excluding MDRs) ...................
55% 133% 130% 139% 112% 58% 193%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
  Based on average shares outstanding.
(b)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
  Amount is greater than $(0.005) per share.
(d)
  Where applicable, assumes the reinvestment of distributions.
(e)
  Not annualized.
(f)
  Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
  Annualized.
(i)
  Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(j)
  Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.
BlackRock Global Allocation Fund, Inc.
Class R
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Net asset value, beginning of period
$ 17.56  $ 17.26  $ 16.04  $ 17.19  $ 21.37  $ 18.64  $ 18.24
Net investment income
(a)
.......
0 .15  0 .31  0 .35  0 .23  0 .12  0 .04  0 .06
Net realized and unrealized gain
(loss) ..................
2 .31  1 .31  1 .00  ( 0 .42 ) ( 2 .28 ) 3 .58  1 .63
Net increase (decrease) from
investment operations ...... 2.46  1.62  1.35  (0.19) (2.16) 3.62  1.69
Distributions
(b)
– – – – – – –
From net investment income ....
( 0 .30 ) ( 0 .17 ) ( 0 .13 ) ( 0 .00 )
(c)
( 0 .13 ) ( 0 .01 ) ( 0 .06 )
From net realized gain .........
( 0 .65 ) ( 1 .15 ) —  ( 0 .96 ) ( 1 .89 ) ( 0 .88 ) ( 1 .23 )
Total distributions ............. (0.95) (1.32) (0.13) (0.96) (2.02) (0.89) (1.29)
Net asset value, end of period .... $ 19.07  $ 17.56  $ 17.26  $ 16.04  $ 17.19  $ 21.37  $ 18.64
Total Return
(d)
— — — — — — —
Based on net asset value ........ 14.30%
(e) (f)
9.63%
(f)
8.46% (0.75)% (11.15)% 19.74%
(e)
9.54%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............
1.51%
(h)
1.49% 1.48% 1.49% 1.50% 1.47%
(h)
1.47%
Total expenses after fees waived and/or
reimbursed ................
1.48%
(h)
1.46% 1.45% 1.45% 1.46% 1.41%
(h)
1.42%
Total expenses after fees waived
and/or reimbursed and excluding
dividend expense, interest expense
and professional fees for foreign
withholding tax claims .........
1.48%
(h)
1.45% 1.44% 1.44% 1.44% 1.40%
(h)
1.41%
Net investment income .........
1.64%
(h)
1.75% 2.14% 1.46% 0.62% 0.43%
(h)
0.31%
Supplemental Data
Net assets, end of period (000) .... $ 276,762  $ 255,931  $ 273,282  $ 304,620  $ 329,831  $ 443,409  $ 405,400
Portfolio turnover rate
(i) (j)
......... 60% 138% 173% 174% 124% 58% 193%
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
11/01/20 to
04/30/21
Year Ended
10/31/20
Portfolio turnover rate (excluding MDRs) ...................
55% 133% 130% 139% 112% 58% 193%

Notes to Consolidated Financial Statements
(unaudited)

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Global Allocation Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $438,062,247, which is 2.6% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of the Fund include the account of BlackRock Global Allocation Fund Subsidiary LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. Taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $25,779,550, which is 0.2% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable
Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025 , if any, are disclosed in the  Consolidated Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of
Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared and paid annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's consolidated financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”)
to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited consolidated financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of October 31, 2025, certain investments of the Fund were fair valued using NAV as a practical expedient (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of October 31, 2025, the Fund had outstanding commitments of $59,246,987. These commitments are not included in the net assets of the Fund as of October 31, 2025.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation Fund, Inc. Eleda Management AB, Delayed Draw 1st Lien Term Loan ..... $ 506,536 $ 584,919 $ 586,685 $ 1,766
BlackRock Global
Allocation Fund, Inc. La Quinta Resort, Delayed Draw 1st Lien Term Loan ......... 1,446,282 1,446,282 1,446,282 –
BlackRock Global
Allocation Fund, Inc.
Peninsula Pacific Entertainment LLC, Delayed Draw Facility 1st
Lien Term Loan B ................................. 1,464,594 1,449,948 1,460,932 10,984
$ 12,750
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 3,255,143 $ (3,255,143) $ — $ —
Goldman Sachs & Co. LLC .......................... 18,339,698 (18,339,698) — —
J.P. Morgan Securities LLC .......................... 56,703,677 (56,703,677) — —
Jefferies LLC .................................... 1,365,390 (1,365,390) — —
Morgan Stanley .................................. 15,004,332 (15,004,332) — —
National Financial Services LLC ....................... 30,760,521 (30,760,521) — —
$ 125,428,761 $ (125,428,761) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or bitcoin futures or Ethereum futures (commodity risk) or to the applicable commodities market (commodities price risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Fund may invest in cash-settled bitcoin or Ethereum futures that are traded on commodity exchanges registered with the Commodity
Futures Trading Commission. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.75% of the average daily value of the Fund’s net assets.
The Manager provides investment management and other services to the Cayman Subsidiary and Taxable Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary and Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the
Fund’s net assets, which includes the assets of the Cayman Subsidiary and Taxable Subsidiary.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates /reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months  ended  October 31, 2025 , the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the six months ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  October 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $24,986 .
For the six months ended October 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees payable by the Fund through
June 30, 2027, so that the Manager receives such fee as a percentage of average daily net assets of the Fund as follows:
The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For six months ended October 31, 2025, the Manager waived $2,116,861 pursuant to this agreement.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Class R .................................................................................................. 0 .25 0 .25
Investor A Investor C Class R Total
Service and distribution - class specific ................................................... $ 10,611,480 $ 1,413,915 $ 681,798 $ 12,707,193
Fund Name Institutional
BlackRock Global Allocation Fund, Inc. ........................................................................................... $ 486,190
Institutional Investor A Investor C Class K Class R Total
Reimbursed Amount ........................................ $ 5,709 $ 60,754 $ 13,756 $ 958 $ 569 $ 81,746
Institutional Investor A Investor C Class K Class R Total
Transfer agent fees - class specific .............................. $ 3,539,389 $ 3,723,452 $ 208,571 $ 27,244 $ 313,110 $ 7,811,766
Investor A $ 30,405
Investor C 8,641
Average Daily Net Assets
Investment
Advisory Fees
First $10 billion ........................................................................................................ 0.75%
$1 0 billion - $ 15 billion ................................................................................................... 0.69
$15 billion - $20 billion ................................................................................................... 0.68
$20 billion - $25 billion ................................................................................................... 0.67
$25 billion - $30 billion ................................................................................................... 0.65
$30 billion - $40 billion ................................................................................................... 0.63
$40 billion - $60 billion ................................................................................................... 0.62
$60 billion - $80 billion ................................................................................................... 0.61
Greater than $ 8 0 billion ................................................................................................... 0.60

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months October 31, 2025, the amount waived was $98,932.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds and other exchange-traded products sponsored by BlackRock or its affiliates that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six
months ended October 31, 2025, the Manager waived $572,452 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statements of Operation. For the six
months ended October 31, 2025, the Fund paid BIM $82,217 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions: During the  six months ended October 31, 2025 , the Fund received a reimbursement of $77,201 from an affiliate, which is included in Other income -
affiliated in the Consolidated Statement of Operations, related to an operating event.
7. PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, and excluding short-term securities, were as follows:
For the six months ended October 31, 2025, purchases and sales related to mortgage dollar rolls were $682,279,847 and $682,422,906, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation Fund, Inc. ....................................... $ 594,090,074 $ 569,354,866 $ 9,012,084,109 $ 10,268,266,863

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these consolidated financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Nd support f
9. BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating
Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended
October 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation Fund, Inc. ................................... $ 13,237,398,064 $ 5,185,160,144 $ (1,047,165,880) $ 4,137,994,264

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its  Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
10/31/25
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation Fund, Inc.
Institutional
Shares sold ..........................................
17,382,192 $ 351,654,189 35,391,531 $ 682,134,121
Shares issued in reinvestment of distributions .....................
14,509,957 286,136,348 23,691,399 449,225,220
Shares redeemed ......................................
(34,889,798) (705,903,188) (91,464,237) (1,764,995,390)
(2,997,649) $ (68,112,651) (32,381,307) $ (633,636,049)
Investor A
Shares sold and automatic conversion of shares ....................
7,350,439 $ 147,283,950 16,958,425 $ 323,993,678
Shares issued in reinvestment of distributions .....................
18,719,818 365,410,854 29,658,780 557,168,018
Shares redeemed ......................................
(33,765,714) (675,942,400) (81,958,639) (1,565,937,841)
(7,695,457) $ (163,247,596) (35,341,434) $ (684,776,145)

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
d
Six Months Ended
10/31/25
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Investor C
Shares sold ..........................................
733,975 $ 12,517,744 1,329,774 $ 21,779,728
Shares issued in reinvestment of distributions .....................
880,168 14,566,784 1,467,636 23,692,151
Shares redeemed and automatic conversion of shares ...............
(2,561,342) (43,537,187) (8,092,687) (133,131,981)
(947,199) $ (16,452,659) (5,295,277) $ (87,660,102)
Class K
Shares sold ..........................................
4,207,830 $ 85,296,905 11,494,813 $ 223,200,371
Shares issued in reinvestment of distributions .....................
2,851,372 56,172,026 4,489,427 85,025,950
Shares redeemed ......................................
(8,064,391) (162,844,197) (17,451,888) (337,526,665)
(1,005,189) $ (21,375,266) (1,467,648) $ (29,300,344)
Class R
Shares sold ..........................................
627,785 $ 11,612,943 1,581,537 $ 28,022,835
Shares issued in reinvestment of distributions .....................
751,801 13,539,936 1,145,096 19,972,161
Shares redeemed ......................................
(1,438,430) (26,546,109) (3,985,551) (70,559,164)
(58,844) $ (1,393,230) (1,258,918) $ (22,564,168)
(12,704,338) $ (270,581,402) 75,744,584 $ 1,457,936,808

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub Adviser
BlackRock (Singapore) Limited
079912 Singapore
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
(a)
Conversion occurred after Close of Business on 6/13/25.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Global Allocation Fund, Inc. (the “Fund”) met on April
22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to the Fund (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL” and, together with BIL, the “Sub-Advisors”) with respect to the Fund (the “BSL Sub-Advisory Agreement” and, together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The
Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the
Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-
end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s)
they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, third and first quartiles, respectively, against its
Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints, in the form of an advisory fee waiver that adjusts the fee rate downward as the size of the Fund increases above certain contractually specified levels.
The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Fund, (ii) the
BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Fund and (iii) the BSL Sub-Advisory Agreement between the Manager and BRS with respect to the Fund, each for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVR Contingent Value Rights
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Global Allocation Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Global Allocation Fund, Inc.

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Global Allocation Fund, Inc.

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: December 22, 2025